REGISTRATION STATEMENT NO. 333-101815
                                                                       811-21267
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 6

                                 --------------

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on December 30, 2005 pursuant to paragraph (b) of Rule 485.

|_|   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|   on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 6 is to file the attached Supplement Dated December 30, 2005 to the Pioneer Annuistar Annuity Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

      Pioneer Annuistar Annuity Prospectus Dated May 2, 2005 filed with the Securities and Exchange Commission on April 21, 2005 on Form N-4 as Post-Effective Amendment No. 5 to the Registration Statement No. 333-101815.

      Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Pioneer Annuistar Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101815.

      Supplement Dated July 28, 2005 to the Pioneer Annuistar Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 28, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101815.

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                                       SUPPLEMENT DATED DECEMBER 30, 2005 TO THE
                          PIONEER ANNUISTAR ANNUITY PROSPECTUS DATED MAY 2, 2005


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FOLLOWING PARAGRAPH IS ADDED:

If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.75% for the Single Life Option and 0.90% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE FOLLOWING PARAGRAPH IS
ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" ) For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, a 0.25% charge for GMWB III, a 0.75% charge for GMWB for Life (Single Life Option), and a 0.90% charge for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                  STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                                ---------------------------  ----------------------------
Mortality and Expense Risk Charge............              1.40%                        1.60%

Administrative Expense Charge................              0.15%                        0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED................              1.55%                        1.75%

                                                  STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                                ---------------------------  ----------------------------
Optional E.S.P. Charge.......................              0.20%                        0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.........................              1.75%                        1.95%

Optional GMAB Charge.........................              0.50%                        0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED...........................              2.05%                        2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5) .................              2.25%                        2.45%

Optional GMWB I Charge.......................             1.00%(6)                     1.00%(6)

Optional GMWB II Charge......................            1.00%(6)                     1.00%(6)

Optional GMWB III Charge.....................            1.00%(6)                     1.00%(6)

Optional GMWB for Life (Single Life Option)
Charge.....................................              1.50%(6)                     1.50%(6)

Optional GMWB for Life (Joint Life Option)
Charge.....................................              1.50%(6)                     1.50%(6)

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.........................              2.55%                        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED........................              2.55%                        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.......................              2.55%                        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB FOR LIFE (SINGLE LIFE OPTION) ONLY
SELECTED...................................               3.05%                         3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB FOR LIFE (JOINT LIFE OPTION) ONLY
SELECTED...................................               3.05%                         3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED...................              2.75%                        2.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED..................              2.75%                        2.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED.................              2.75%                        2.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
OPTION) SELECTED...........................               3.25%                         3.45%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB FOR LIFE (JOINT LIFE OPTION)
SELECTED...................................               3.25%                         3.45%

---------------------------------
(5) GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders are as follows:

       --------------------------------------------------------
               GMWB RIDER                CURRENT CHARGE
       --------------------------------------------------------
       GMWB I                                 0.40%
       --------------------------------------------------------
       GMWB II                                0.50%
       --------------------------------------------------------
       GMWB III                               0.25%
       --------------------------------------------------------
       GMWB for Life (Single                  0.75%
       Life Option)
       --------------------------------------------------------
       GMWB for Life (Joint Life              0.90%
       Option)
       --------------------------------------------------------

IN THE "EXAMPLES" SECTION, THE EXAMPLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies).

--------------------------------------------------------------------------------------------------------
                                                                       If Contract is NOT surrendered
                                     If Contract is surrendered at       or annuitized at the end of
                                       the end of period shown:                 period shown:
                                   ---------------------------------   ---------------------------------
                                    1         3         5       10      1         3         5       10
FUNDING OPTION                     YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
--------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum
Total Annual Operating Expenses    919      1590      2363     4360    319      1140      2003     4360

Underlying Fund with Maximum
Total Annual Operating Expenses    2276     5076      7303     10794   1676     4626      6943     10794

IN THE "CHARGES AND DEDUCTIONS" SECTION, THE FOLLOWING IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.75% if you select the Single Life Option, or 0.90% if you select the Joint Life Option. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" ). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination" below).

IN THE SECTION ENTITLE "LIVING BENEFITS," THE FOLLOWING SECTION IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE")

SUMMARY OF BENEFITS For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

     o Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year;

     o    Can be purchased for you alone or with your spouse;

     o    Can accommodate tax-qualified distributions from your contract;

     o Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     o If your circumstances change before you reach the minimum age to begin lifetime income, the rider can provide an income until your guaranteed amount is recovered, as long as you do not withdraw more than a certain amount from your contract each year.

     o If your circumstances change the rider offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. You are also required to remain invested in a limited number of specified Variable Funding Options to be eligible for the guarantees. Only Purchase

Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may offer the ability for contract owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect a GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In other written materials outside of this prospectus, we market the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider as described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your annuity contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB". Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your annuity contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

     -------------------------------------------------------------------------------------------------

                                                                      MINIMUM AGE TO BE ELIGIBLE TO
                                                                               RECEIVE LWB

     -------------------------------------------------------------------------------------------------

     Single Life Option                                                        59 1/2 years

     -------------------------------------------------------------------------------------------------

     Joint Life Option                                                          65 years

     -------------------------------------------------------------------------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

     -------------------------------------------------------------------------------------------------

     SINGLE LIFE OPTION:                                                           LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 5th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 5th                      6% of RBB
     anniversary, but before the 10th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 10th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

     JOINT LIFE OPTION:                                                            LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 8th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 8th                      6% of RBB
     anniversary, but before the 15th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 15th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider.

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

------------------------------------------------------------------------------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------
                       CONTRACT          RBB             LWB (5%)        CONTRACT           RBB            LWB (5%)
                         VALUE                                             VALUE
------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $100,000       $100,000           $5,000         $100,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL AND AFTER
THE FIRST GMWB
ANNIVERSARY             $115,000       $115,000           $5,750          $85,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL        N/A          (115,000        (5,750 X (1-         N/A          (100,000          (5,000 X
REDUCTION                                 X              105,000/                            X         (1-88,235/100,000)=
                                   10,000/115,000)=     115,000)=                     10,000/85,000)=        $588
                                        10,000             500                            $11,765
------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                      $10,000                                            $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                     (10,000=10,000)                                    (11,765>10,000)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000        $10,000             $500           $10,000         $11,765            $588
------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,000       $105,000           $5,250          $75,000         $88,235           $4,412
------------------------------------------------------------------------------------------------------------------------

RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

(a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

     We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

(b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS
If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options.


                       PERMITTED VARIABLE FUNDING OPTIONS

     Money Market Portfolio
     PIONEER VARIABLE CONTRACTS TRUST
     Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer America Income VCT Portfolio -- Class II Shares
     Pioneer Global High Yield VCT Portfolio -- Class II Shares
     Pioneer Strategic Income VCT Portfolio -- Class II Shares
     Pioneer High Yield VCT Portfolio -- Class II Shares
     Pioneer Balanced VCT Portfolio -- Class II Shares
     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
     Total Return Fund -- Class II


We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may add or remove Variable Funding Options for eligibility for new investments from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge will never exceed 1.50%.

  ---------------------------------------------------------------

                                     CURRENT CHARGE

  ---------------------------------------------------------------

  Single Life Option
                                         0.75%
  ---------------------------------------------------------------

  Joint Life Option
                                         0.90%
  ---------------------------------------------------------------

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the investor who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the investor who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your annuity contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     (1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     (2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity Contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     (3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     (4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity Contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

          o    you make a full withdrawal of your Contract Value;

          o    you apply all of your Contract Value to an Annuity Option;

          o the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

          o the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

          o you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

          o    you opt to take the Guaranteed Principal Option; or

          o    you terminate your annuity contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     o The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     o Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     o The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     o If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     o If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

(a) in order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code
Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

(b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

(c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

(d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or you or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1. Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2. Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates

     3. Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4. For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth

          IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code
          Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

In the section entitled "Death Benefit," the following paragraph is added as the last paragraph:

If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described above, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.



L-24587                                                         January, 2006

                                     PART B
           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                          PIONEER ANNUISTAR(SM) ANNUITY
                             PORTFOLIO ARCHITECT II
                           PIONEER ANNUISTAR(SM) VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................         2
PRINCIPAL UNDERWRITER.................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................         3
VALUATION OF ASSETS...................................................         3
FEDERAL TAX CONSIDERATIONS............................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................         8
CONDENSED FINANCIAL INFORMATION.......................................        10
FINANCIAL STATEMENTS..................................................       F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Separate Account Fourteen for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------------------
                UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                        BY THE COMPANY                         RETAINED BY TDLLC
--------------------------------------------------------------------------------------------
2004                           $125,706                                   $0
--------------------------------------------------------------------------------------------

2003                           $121,903                                   $0
--------------------------------------------------------------------------------------------

2002                           $103,960                                   $0
--------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of TLAC Separate Account Fourteen for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.993           0.986                     200
                                                               2003        1.000           0.993                     200

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.224           1.279                  18,413
                                                               2003        1.000           1.224                   1,313

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.243           1.387                  24,531
                                                               2003        1.000           1.243                  14,413

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                 124,168
                                                               2003        1.000           1.214                  52,420

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.333           1.460                  32,330
                                                               2003        1.000           1.333                  12,209

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.336           1.557                  13,063
                                                               2003        1.000           1.336                   3,580

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.255           1.342                  12,042
                                                               2003        1.000           1.255                  10,847

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                  51,687
                                                               2003        1.000           1.231                   5,576

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.411           1.649                  24,545
                                                               2003        1.000           1.411                   8,200

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.994           1.007                  17,719
                                                               2003        1.000           0.994                   9,857

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.109           1.139                  10,105
                                                               2003        1.000           1.109                   1,135

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.508           1.759                   6,215
                                                               2003        1.000           1.508                   6,010

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.203           1.372                  83,681
                                                               2003        1.000           1.203                  61,066

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                      --
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.211           1.320                 106,162
                                                               2003        1.000           1.211                  25,703

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.152           1.204                  70,216
                                                               2003        1.000           1.152                  12,273

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.151           1.219                 623,370
                                                               2003        1.000           1.151                 184,435

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.288           1.499                   9,496
                                                               2003        1.000           1.288                  10,784

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.322           1.582                  96,330
                                                               2003        1.000           1.322                  24,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           1.000                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.259           1.676                  47,378
                                                               2003        1.000           1.259                  30,424

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.353           1.594                  43,253
                                                               2003        1.000           1.353                   9,295

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.428                  18,871
                                                               2003        1.000           1.284                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.088           1.175                  84,733
                                                               2003        1.000           1.088                  50,495

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.190           1.303                 217,199
                                                               2003        1.000           1.190                 218,629

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                  54,933
                                                               2003        1.000           1.113                  54,663

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.992           0.982                 664,582
                                                               2003        1.000           0.992               1,238,826

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.222           1.274                 257,841
                                                               2003        1.000           1.222                 110,756

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.241           1.382                 312,951
                                                               2003        1.000           1.241                  79,516

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320                 514,971
                                                               2003        1.000           1.213                 156,858

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.331           1.456                 432,168
                                                               2003        1.000           1.331                 115,056

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.335           1.551                 416,907
                                                               2003        1.000           1.335                  79,691

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.253           1.337                 629,688
                                                               2003        1.000           1.253                  36,852

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 255,294
                                                               2003        1.000           1.230                 140,165

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.409           1.643                  98,466
                                                               2003        1.000           1.409                  28,213

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.993           1.003                 337,371
                                                               2003        1.000           0.993                  68,714

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.107           1.136                 169,201
                                                               2003        1.000           1.107                 109,291

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.506           1.753                 110,605
                                                               2003        1.000           1.506                  44,021

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.202           1.368                 692,709
                                                               2003        1.000           1.202                 222,984

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  13,114
                                                               2003        1.000           1.280                   1,836

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.209           1.316                 961,341
                                                               2003        1.000           1.209                 390,620

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.151           1.200                 283,330
                                                               2003        1.000           1.151                 189,088

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.149           1.215               1,571,510
                                                               2003        1.000           1.149                 804,210

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.286           1.494                 272,265
                                                               2003        1.000           1.286                 127,935

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.320           1.576                 673,156
                                                               2003        1.000           1.320                 180,500

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.092                  66,258

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.998                   1,739

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.070                   1,637

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.258           1.670                  93,070
                                                               2003        1.000           1.258                  42,488

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.351           1.589                 237,395
                                                               2003        1.000           1.351                  47,632

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                 122,809
                                                               2003        1.000           1.282                 130,821

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.086           1.171               1,066,989
                                                               2003        1.000           1.086                 122,192

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.188           1.298                 291,723
                                                               2003        1.000           1.188                 171,704

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 132,002
                                                               2003        1.000           1.112                  48,704

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.991           0.981                      --
                                                               2003        1.000           0.991                  84,229

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.221           1.272                      --
                                                               2003        1.000           1.221                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.240           1.380                      --
                                                               2003        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.212           1.318                      --
                                                               2003        1.000           1.212                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.331           1.453                      --
                                                               2003        1.000           1.331                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.334           1.549                      --
                                                               2003        1.000           1.334                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.252           1.335                      --
                                                               2003        1.000           1.252                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.229           1.284                      --
                                                               2003        1.000           1.229                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.409           1.640                      --
                                                               2003        1.000           1.409                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.992           1.002                      --
                                                               2003        1.000           0.992                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.106           1.134                      --
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.505           1.750                      --
                                                               2003        1.000           1.505                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.201           1.365                      --
                                                               2003        1.000           1.201                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.279           1.481                      --
                                                               2003        1.000           1.279                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.209           1.313                      --
                                                               2003        1.000           1.209                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.150           1.198                      --
                                                               2003        1.000           1.150                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.149           1.213                      --
                                                               2003        1.000           1.149                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.285           1.491                      --
                                                               2003        1.000           1.285                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.319           1.574                      --
                                                               2003        1.000           1.319                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.091                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.998                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.257           1.667                      --
                                                               2003        1.000           1.257                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.350           1.586                      --
                                                               2003        1.000           1.350                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.281           1.421                      --
                                                               2003        1.000           1.281                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.086           1.169                      --
                                                               2003        1.000           1.086                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.188           1.296                      --
                                                               2003        1.000           1.188                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.111           1.181                      --
                                                               2003        1.000           1.111                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.990           0.979                  62,162
                                                               2003        1.000           0.990                  71,445

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.220           1.270                  41,281
                                                               2003        1.000           1.220                  22,172

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.239           1.378                  37,257
                                                               2003        1.000           1.239                  32,356

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                 144,223
                                                               2003        1.000           1.211                  74,742

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.330           1.451                 213,257
                                                               2003        1.000           1.330                 141,995

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.546                  36,817
                                                               2003        1.000           1.333                  25,901

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.252           1.333                  32,006
                                                               2003        1.000           1.252                   5,520

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.282                 109,171
                                                               2003        1.000           1.228                  85,117

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.408           1.638                  24,752
                                                               2003        1.000           1.408                  26,118

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.992           1.000                  97,848
                                                               2003        1.000           0.992                  64,224

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.106           1.132                 111,302
                                                               2003        1.000           1.106                  83,005

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.504           1.747                  25,287
                                                               2003        1.000           1.504                  20,805

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.200           1.363                 115,486
                                                               2003        1.000           1.200                  66,226

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                   4,088
                                                               2003        1.000           1.278                   4,088

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.208           1.311                 116,524
                                                               2003        1.000           1.208                  95,715

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.149           1.196                 117,442
                                                               2003        1.000           1.149                 178,804

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.148           1.211                 390,240
                                                               2003        1.000           1.148                 232,322

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.285           1.489                  77,852
                                                               2003        1.000           1.285                  74,450

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.318           1.571                 204,223
                                                               2003        1.000           1.318                 133,128

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.038           1.090                  16,725

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.997                   9,265

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.256           1.664                  53,964
                                                               2003        1.000           1.256                  41,586

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.349           1.583                  49,785
                                                               2003        1.000           1.349                  21,431

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                   3,005
                                                               2003        1.000           1.280                   3,005

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.085           1.168                 131,144
                                                               2003        1.000           1.085                  66,810

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.187           1.294                   4,232
                                                               2003        1.000           1.187                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                  38,367
                                                               2003        1.000           1.110                  16,994

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.055                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.086                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.157                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.000           1.053                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.170                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.033                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.296                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.126                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.091                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.082                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.086                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.171                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.144                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.071                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.000           0.993                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.011                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.309                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.155                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.099                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.989           0.976                  36,495
                                                               2003        1.000           0.989                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.219           1.266                   3,311
                                                               2003        1.000           1.219                   3,122

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.238           1.373                   8,471
                                                               2003        1.000           1.238                   4,414

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.209           1.311                  54,554
                                                               2003        1.000           1.209                  48,738

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.328           1.446                  54,640
                                                               2003        1.000           1.328                   5,626

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.331           1.541                  81,763
                                                               2003        1.000           1.331                   7,245

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.250           1.328                  37,069
                                                               2003        1.000           1.250                   3,120

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.277                   9,484
                                                               2003        1.000           1.227                   9,100

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.406           1.632                   1,425
                                                               2003        1.000           1.406                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.990           0.997                  10,240
                                                               2003        1.000           0.990                   3,447

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.104           1.128                  75,184
                                                               2003        1.000           1.104                  53,901

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.502           1.741                     296
                                                               2003        1.000           1.502                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.199           1.358                  33,086
                                                               2003        1.000           1.199                   6,790

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.276           1.473                   3,796
                                                               2003        1.000           1.276                   3,796

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.206           1.307                 123,551
                                                               2003        1.000           1.206                  37,333

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.148           1.192                  30,853
                                                               2003        1.000           1.148                   2,590

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.146           1.207                 383,946
                                                               2003        1.000           1.146                 237,615

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.283           1.484                      --
                                                               2003        1.000           1.283                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.317           1.566                  92,690
                                                               2003        1.000           1.317                  15,467

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.038           1.088                  11,688

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.026           0.995                  20,169

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.989           1.067                   1,971

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.254           1.659                  24,706
                                                               2003        1.000           1.254                  17,586

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.348           1.578                  46,571
                                                               2003        1.000           1.348                  12,994

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.278           1.414                      --
                                                               2003        1.000           1.278                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.084           1.164                  29,900
                                                               2003        1.000           1.084                  25,087

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.185           1.290                 111,523
                                                               2003        1.000           1.185                  11,820

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.175                  25,639
                                                               2003        1.000           1.109                   3,209

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.217           1.432                  18,381
                                                               2003        1.000           1.217                   3,574

   High Yield Bond Trust (6/04)                                2004        0.985           1.063                      --

   Managed Assets Trust (5/04)                                 2004        0.983           1.061                      --

   Money Market Portfolio (6/03)                               2004        0.994           0.989                  60,459
                                                               2003        1.000           0.994                  59,552

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.147           1.223                   5,696
                                                               2003        1.000           1.147                   3,163

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.320           1.475                 114,465
                                                               2003        1.000           1.320                  76,431

   Growth Fund - Class 2 Shares (5/03)                         2004        1.259           1.395                 355,295
                                                               2003        1.000           1.259                 117,840

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.257           1.366               1,304,416
                                                               2003        1.000           1.257                 169,867

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.264           1.636                  84,409
                                                               2003        1.000           1.264                  25,593

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.285           1.408                  34,661
                                                               2003        1.000           1.285                     669

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.172           1.212                 144,256
                                                               2003        1.000           1.172                     735

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.207           1.339                 112,508
                                                               2003        1.000           1.207                  88,280

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.479           1.816                  21,015
                                                               2003        1.000           1.479                  11,224

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.338           1.562                  97,374
                                                               2003        1.127           1.338                  46,950

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.328           1.517                  55,117
                                                               2003        1.000           1.328                  14,257

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.212           1.316                  42,098
                                                               2003        1.000           1.212                  23,551

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.274           1.368                  24,135
                                                               2003        1.000           1.274                  18,457

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.229           1.311                  24,498
                                                               2003        1.000           1.229                   3,975

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.095           1.167                  42,678
                                                               2003        1.000           1.095                  15,172

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.192           1.341                   1,103
                                                               2003        1.000           1.192                   1,105

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.386           1.373                   2,186
                                                               2003        1.000           1.386                     755

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.254           1.290                   2,774
                                                               2003        1.000           1.254                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.334           1.510                  11,887
                                                               2003        1.000           1.334                   6,236

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.243           1.379                  28,467
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.258           1.537                  64,400
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.079           1.213                 119,513
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.211                  33,250
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.993           1.053                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.047           1.122                  69,573
                                                               2003        1.000           1.047                  33,227

   Total Return Portfolio - Administrative Class (5/03)        2004        1.013           1.046                 248,742
                                                               2003        1.000           1.013                 129,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.294           1.480                   3,904
                                                               2003        1.000           1.294                     672

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.430           1.777                  57,146
                                                               2003        1.000           1.430                  24,707

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.311           1.398                  53,855
                                                               2003        1.000           1.311                  45,409

   Investors Fund - Class I (6/03)                             2004        1.274           1.385                 100,279
                                                               2003        1.000           1.274                  53,445

   Large Cap Growth Fund - Class I (6/03)                      2004        1.308           1.295                 230,719
                                                               2003        1.000           1.308                 173,955

   Small Cap Growth Fund - Class I (5/03)                      2004        1.430           1.621                  91,684
                                                               2003        1.000           1.430                  58,668

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.141           1.194                 116,321
                                                               2003        1.000           1.141                  16,274

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.300           1.490                  30,068
                                                               2003        1.000           1.300                  12,220

   Equity Income Portfolio (6/03)                              2004        1.235           1.336                  52,629
                                                               2003        1.000           1.235                  25,757

   Federated High Yield Portfolio (6/03)                       2004        1.109           1.205                  68,687
                                                               2003        1.000           1.109                  19,030

   Federated Stock Portfolio (6/03)                            2004        1.251           1.362                      --
                                                               2003        1.000           1.251                      --

   Large Cap Portfolio (6/03)                                  2004        1.189           1.247                   4,393
                                                               2003        1.000           1.189                   4,397

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (6/03)                 2004        1.266           1.443                  24,977
                                                               2003        1.000           1.266                  23,407

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.162           1.325                      --
                                                               2003        1.000           1.162                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.197           1.329                   5,660
                                                               2003        1.000           1.197                   2,702

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.282           1.440                  61,809
                                                               2003        1.000           1.282                  58,699

   MFS Value Portfolio (6/04)                                  2004        0.995           1.112                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.192           1.304                      --
                                                               2003        1.000           1.192                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.920           1.046                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.015           1.033                   7,576
                                                               2003        1.000           1.015                   3,690

   U.S. Government Securities Portfolio (7/04)                 2004        1.006           1.047                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.226           1.286                   4,277
                                                               2003        1.000           1.226                   2,137

   MFS Total Return Portfolio (6/03)                           2004        1.126           1.236               1,165,474
                                                               2003        1.000           1.126                 641,818

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.004           1.086                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.999           0.995                   5,071
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (6/03)                           2004        1.229           1.334                      --
                                                               2003        1.000           1.229                   3,294

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.261           1.458                 191,781
                                                               2003        1.000           1.261                  20,353

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.188           1.214                      --
                                                               2003        1.000           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.240           1.406                  49,956
                                                               2003        1.000           1.240                   8,583

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.185           1.182                      --
                                                               2003        1.000           1.185                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.411           1.732                  63,607
                                                               2003        1.000           1.411                   4,530

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.216           1.429                      --
                                                               2003        1.000           1.216                      --

   High Yield Bond Trust (6/04)                                2004        0.985           1.062                      --

   Managed Assets Trust (5/04)                                 2004        0.982           1.061                      --

   Money Market Portfolio (6/03)                               2004        0.994           0.987                  16,436
                                                               2003        1.000           0.994                  16,450

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.146           1.221                      --
                                                               2003        1.000           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.319           1.473                   1,990
                                                               2003        1.000           1.319                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.258           1.392                      --
                                                               2003        1.000           1.258                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.256           1.364                      --
                                                               2003        1.000           1.256                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.633                      --
                                                               2003        1.000           1.263                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.284           1.406                      --
                                                               2003        1.000           1.284                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.171           1.210                      --
                                                               2003        1.000           1.171                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.337                      --
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.478           1.813                      --
                                                               2003        1.000           1.478                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.337           1.559                      --
                                                               2003        1.126           1.337                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.327           1.514                      --
                                                               2003        1.000           1.327                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.211           1.313                      --
                                                               2003        1.000           1.211                   3,784

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.273           1.366                      --
                                                               2003        1.000           1.273                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.228           1.309                      --
                                                               2003        1.000           1.228                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.094           1.165                      --
                                                               2003        1.000           1.094                      --

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.191           1.338                   2,176
                                                               2003        1.000           1.191                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.385           1.370                      --
                                                               2003        1.000           1.385                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.253           1.288                      --
                                                               2003        1.000           1.253                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.334           1.507                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.242           1.377                   6,438
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.534                      --
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.079           1.212                      --
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.210                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.993           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.046           1.121                   7,724
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.013           1.045                   2,043
                                                               2003        1.000           1.013                   2,045

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.293           1.478                      --
                                                               2003        1.000           1.293                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.429           1.774                      --
                                                               2003        1.000           1.429                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.310           1.395                      --
                                                               2003        1.000           1.310                      --

   Investors Fund - Class I (6/03)                             2004        1.273           1.382                  10,133
                                                               2003        1.000           1.273                   3,993

   Large Cap Growth Fund - Class I (6/03)                      2004        1.307           1.293                      --
                                                               2003        1.000           1.307                      --

   Small Cap Growth Fund - Class I (5/03)                      2004        1.429           1.618                      --
                                                               2003        1.000           1.429                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.140           1.192                   6,987
                                                               2003        1.000           1.140                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.299           1.488                   4,013
                                                               2003        1.000           1.299                      --

   Equity Income Portfolio (6/03)                              2004        1.234           1.334                      --
                                                               2003        1.000           1.234                      --

   Federated High Yield Portfolio (6/03)                       2004        1.108           1.203                      --
                                                               2003        1.000           1.108                      --

   Federated Stock Portfolio (6/03)                            2004        1.251           1.360                      --
                                                               2003        1.000           1.251                      --

   Large Cap Portfolio (6/03)                                  2004        1.188           1.245                  11,425
                                                               2003        1.000           1.188                  11,427

   Lazard International Stock Portfolio (6/03)                 2004        1.265           1.441                   3,253
                                                               2003        1.000           1.265                   1,176

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.161           1.323                      --
                                                               2003        1.000           1.161                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.196           1.326                      --
                                                               2003        1.000           1.196                   3,728

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.281           1.438                      --
                                                               2003        1.000           1.281                      --

   MFS Value Portfolio (6/04)                                  2004        0.995           1.111                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.191           1.302                      --
                                                               2003        1.000           1.191                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.920           1.045                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.015           1.031                  15,077
                                                               2003        1.000           1.015                  15,089

   U.S. Government Securities Portfolio (7/04)                 2004        1.006           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.225           1.283                      --
                                                               2003        1.000           1.225                      --

   MFS Total Return Portfolio (6/03)                           2004        1.125           1.234                  19,602
                                                               2003        1.000           1.125                  12,522

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.004           1.085                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (6/03)                           2004        1.228           1.331                      --
                                                               2003        1.000           1.228                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.260           1.456                      --
                                                               2003        1.000           1.260                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.187           1.212                      --
                                                               2003        1.000           1.187                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.239           1.404                      --
                                                               2003        1.000           1.239                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.185           1.180                      --
                                                               2003        1.000           1.185                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.410           1.729                   1,047
                                                               2003        1.000           1.410                   1,048

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.215           1.427                   4,308
                                                               2003        1.000           1.215                   4,308

   High Yield Bond Trust (6/04)                                2004        0.985           1.062                      --

   Managed Assets Trust (5/04)                                 2004        0.982           1.060                      --

   Money Market Portfolio (6/03)                               2004        0.993           0.986                     200
                                                               2003        1.000           0.993                     200

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.219                      --
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.318           1.470                  63,964
                                                               2003        1.000           1.318                  32,753

   Growth Fund - Class 2 Shares (5/03)                         2004        1.258           1.390                 150,052
                                                               2003        1.000           1.258                  43,969

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.255           1.361                 347,285
                                                               2003        1.000           1.255                  37,629

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.630                   3,110
                                                               2003        1.000           1.263                   1,393

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.283           1.404                  28,517
                                                               2003        1.000           1.283                   6,146

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.170           1.208                   4,345
                                                               2003        1.000           1.170                   1,513

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.334                  63,087
                                                               2003        1.000           1.206                   5,850

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.477           1.810                  12,939
                                                               2003        1.000           1.477                   3,724

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.336           1.557                  13,063
                                                               2003        1.126           1.336                   3,580

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.326           1.512                  80,204
                                                               2003        1.000           1.326                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.311                   2,312
                                                               2003        1.000           1.210                   2,312

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.272           1.364                  33,009
                                                               2003        1.000           1.272                   4,148

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.227           1.307                      --
                                                               2003        1.000           1.227                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.093           1.163                      --
                                                               2003        1.000           1.093                      --

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.190           1.336                      --
                                                               2003        1.000           1.190                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.384           1.368                   3,682
                                                               2003        1.000           1.384                   3,682

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.252           1.286                   4,205
                                                               2003        1.000           1.252                   4,205

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.333           1.505                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.242           1.374                  90,561
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.532                  66,297
                                                               2003        1.000           1.257                  11,420

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.210                  60,159
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.208                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.993           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.045           1.119                  41,178
                                                               2003        1.000           1.045                   4,883

   Total Return Portfolio - Administrative Class (5/03)        2004        1.012           1.043                 270,665
                                                               2003        1.000           1.012                  36,233

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.292           1.475                      --
                                                               2003        1.000           1.292                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.771                   3,954
                                                               2003        1.000           1.428                   3,954

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.393                  23,612
                                                               2003        1.000           1.309                      --

   Investors Fund - Class I (6/03)                             2004        1.272           1.380                   8,137
                                                               2003        1.000           1.272                   8,488

   Large Cap Growth Fund - Class I (6/03)                      2004        1.306           1.290                 110,001
                                                               2003        1.000           1.306                      --

   Small Cap Growth Fund - Class I (5/03)                      2004        1.428           1.615                  15,280
                                                               2003        1.000           1.428                   6,116

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.139           1.190                  20,911
                                                               2003        1.000           1.139                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.298           1.485                  16,990
                                                               2003        1.000           1.298                      --

   Equity Income Portfolio (6/03)                              2004        1.233           1.332                      --
                                                               2003        1.000           1.233                      --

   Federated High Yield Portfolio (6/03)                       2004        1.107           1.201                  71,537
                                                               2003        1.000           1.107                  14,683

   Federated Stock Portfolio (6/03)                            2004        1.250           1.358                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (6/03)                                  2004        1.187           1.243                      --
                                                               2003        1.000           1.187                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.265           1.438                   6,223
                                                               2003        1.000           1.265                   6,223

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.321                  24,004
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.195           1.324                      --
                                                               2003        1.000           1.195                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.436                  13,897
                                                               2003        1.000           1.280                      --

   MFS Value Portfolio (6/04)                                  2004        0.995           1.110                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.190           1.300                      --
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.920           1.045                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.014           1.029                  33,545
                                                               2003        1.000           1.014                  12,808

   U.S. Government Securities Portfolio (7/04)                 2004        1.006           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.224           1.281                   8,527
                                                               2003        1.000           1.224                   8,527

   MFS Total Return Portfolio (6/03)                           2004        1.125           1.232                  53,678
                                                               2003        1.000           1.125                  17,695

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.003           1.084                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.998           0.992                  90,723
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/03)                           2004        1.227           1.329                      --
                                                               2003        1.000           1.227                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.453                  33,270
                                                               2003        1.000           1.259                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.186           1.210                      --
                                                               2003        1.000           1.186                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.238           1.401                   1,988
                                                               2003        1.000           1.238                   2,085

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.184           1.178                   4,344
                                                               2003        1.000           1.184                   4,344

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.409           1.726                  14,611
                                                               2003        1.000           1.409                   3,832

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.214           1.425                 175,051
                                                               2003        1.000           1.214                 181,152

   High Yield Bond Trust (6/04)                                2004        0.985           1.061                  15,056

   Managed Assets Trust (5/04)                                 2004        0.982           1.059                  24,520

   Money Market Portfolio (6/03)                               2004        0.992           0.984                  47,962
                                                               2003        1.000           0.992                  23,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.144           1.217                  18,856
                                                               2003        1.000           1.144                  17,925

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.317           1.468                 463,188
                                                               2003        1.000           1.317                 151,464

   Growth Fund - Class 2 Shares (5/03)                         2004        1.257           1.388               1,409,478
                                                               2003        1.000           1.257                 603,434

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.254           1.359               1,367,881
                                                               2003        1.000           1.254                 756,943

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.262           1.627                 272,023
                                                               2003        1.000           1.262                 127,339

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.282           1.401                 200,052
                                                               2003        1.000           1.282                 113,680

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.169           1.206                  46,992
                                                               2003        1.000           1.169                  29,193

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.205           1.332                 631,522
                                                               2003        1.000           1.205                 325,269

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.476           1.807                 123,403
                                                               2003        1.000           1.476                  40,881

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.335           1.554                  57,826
                                                               2003        1.126           1.335                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.325           1.509                 496,140
                                                               2003        1.000           1.325                 216,462

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.309                 519,041
                                                               2003        1.000           1.210                 243,116

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.271           1.361                 184,093
                                                               2003        1.000           1.271                 100,288

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.226           1.305                 200,654
                                                               2003        1.000           1.226                 138,528

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.092           1.161                  74,567
                                                               2003        1.000           1.092                  67,326

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.190           1.334                  46,862
                                                               2003        1.000           1.190                  33,140

   Global Technology Portfolio - Service Shares (8/03)         2004        1.383           1.366                   8,227
                                                               2003        1.000           1.383                   5,226

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.251           1.284                   9,633
                                                               2003        1.000           1.251                   8,908

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.332           1.502                  92,632
                                                               2003        1.000           1.332                  51,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.241           1.372                 264,295
                                                               2003        1.000           1.241                 164,848

   Mid-Cap Value Portfolio (6/03)                              2004        1.256           1.529                 160,334
                                                               2003        1.000           1.256                  55,681

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.209                  77,259
                                                               2003        1.000           1.078                   3,096

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.207                  53,296
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.993           1.051                  22,074

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.045           1.117                 268,279
                                                               2003        1.000           1.045                 111,435

   Total Return Portfolio - Administrative Class (5/03)        2004        1.011           1.041                 617,042
                                                               2003        1.000           1.011                 418,525

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.291           1.473                  41,168
                                                               2003        1.000           1.291                  40,961

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.427           1.768                 147,490
                                                               2003        1.000           1.427                 107,275

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.308           1.391                 313,385
                                                               2003        1.000           1.308                 184,562

   Investors Fund - Class I (6/03)                             2004        1.272           1.378                 252,036
                                                               2003        1.000           1.272                 118,584

   Large Cap Growth Fund - Class I (6/03)                      2004        1.306           1.288                 224,333
                                                               2003        1.000           1.306                  40,049

   Small Cap Growth Fund - Class I (5/03)                      2004        1.427           1.613                 331,918
                                                               2003        1.000           1.427                 149,294

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.139           1.188                 210,015
                                                               2003        1.000           1.139                  91,086

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.297           1.483                 203,618
                                                               2003        1.000           1.297                 164,134

   Equity Income Portfolio (6/03)                              2004        1.233           1.330                 479,721
                                                               2003        1.000           1.233                 189,561

   Federated High Yield Portfolio (6/03)                       2004        1.107           1.199                 262,880
                                                               2003        1.000           1.107                 195,189

   Federated Stock Portfolio (6/03)                            2004        1.249           1.355                  40,321
                                                               2003        1.000           1.249                  32,850

   Large Cap Portfolio (6/03)                                  2004        1.186           1.241                 155,775
                                                               2003        1.000           1.186                  88,521

   Lazard International Stock Portfolio (6/03)                 2004        1.264           1.436                 143,164
                                                               2003        1.000           1.264                  69,339

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.159           1.319                 178,906
                                                               2003        1.000           1.159                  49,684

   MFS Emerging Growth Portfolio (6/03)                        2004        1.195           1.322                  46,403
                                                               2003        1.000           1.195                  18,282

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.433                 134,840
                                                               2003        1.000           1.280                  70,782

   MFS Value Portfolio (6/04)                                  2004        0.994           1.109                  25,230

   Pioneer Fund Portfolio (4/03)                               2004        1.189           1.297                   1,760
                                                               2003        1.000           1.189                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.919           1.044                   6,198

   Travelers Quality Bond Portfolio (6/03)                     2004        1.013           1.027                 434,729
                                                               2003        1.000           1.013                 352,402

   U.S. Government Securities Portfolio (7/04)                 2004        1.005           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.224           1.279                 176,030
                                                               2003        1.000           1.224                  78,693

   MFS Total Return Portfolio (6/03)                           2004        1.124           1.230               1,338,782
                                                               2003        1.000           1.124                 686,912

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.003           1.084                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.998           0.991                  17,372
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/03)                           2004        1.226           1.327                  86,159
                                                               2003        1.000           1.226                  83,598

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.451                 942,636
                                                               2003        1.000           1.259                 674,028

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.185           1.208                 228,917
                                                               2003        1.000           1.185                 234,739

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.399                 338,776
                                                               2003        1.000           1.237                 135,490

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.183           1.176                  39,207
                                                               2003        1.000           1.183                   6,114

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.408           1.723                 328,944
                                                               2003        1.000           1.408                 141,637

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.213           1.422                  15,303
                                                               2003        1.000           1.213                      --

   High Yield Bond Trust (6/04)                                2004        0.985           1.060                  49,014

   Managed Assets Trust (5/04)                                 2004        0.982           1.058                  16,829

   Money Market Portfolio (6/03)                               2004        0.992           0.982                 664,582
                                                               2003        1.000           0.992               1,238,826

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.143           1.215                  57,321
                                                               2003        1.000           1.143                  33,967

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.465                 684,440
                                                               2003        1.000           1.316                 261,302

   Growth Fund - Class 2 Shares (5/03)                         2004        1.256           1.386               1,790,356
                                                               2003        1.000           1.256                 691,962

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.357               1,566,096
                                                               2003        1.000           1.253                 495,335

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.261           1.625                 289,268
                                                               2003        1.000           1.261                  90,838

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.281           1.399                 108,787
                                                               2003        1.000           1.281                  56,422

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.168           1.204                  98,654
                                                               2003        1.000           1.168                  29,587

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.204           1.330                 441,851
                                                               2003        1.000           1.204                 255,327

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.475           1.804                 123,815
                                                               2003        1.000           1.475                  13,517

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.335           1.551                 416,907
                                                               2003        1.126           1.335                  79,691

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.324           1.507                 438,284
                                                               2003        1.000           1.324                 155,312

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.307                 337,970
                                                               2003        1.000           1.209                 246,789

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.270           1.359                 145,422
                                                               2003        1.000           1.270                  22,271

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.303                  52,003
                                                               2003        1.000           1.225                  53,428

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.092           1.159                 145,168
                                                               2003        1.000           1.092                 134,240

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.189           1.332                   3,282
                                                               2003        1.000           1.189                   5,045

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.382           1.363                  16,081
                                                               2003        1.000           1.382                  14,925

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.250           1.282                  22,961
                                                               2003        1.000           1.250                  28,030

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.331           1.499                 132,785
                                                               2003        1.000           1.331                  20,153

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.240           1.370                 293,959
                                                               2003        1.000           1.240                 150,255

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.527                 429,112
                                                               2003        1.000           1.255                  64,540

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.208                 321,886
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.206                 204,349
                                                               2003        1.000           1.071                   5,414

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.993           1.050                   1,267

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.115                 671,266
                                                               2003        1.000           1.044                 400,960

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.039                 895,412
                                                               2003        1.000           1.010                 487,827

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.290           1.470                  21,554
                                                               2003        1.000           1.290                   5,574

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.426           1.765                 126,793
                                                               2003        1.000           1.426                  22,984

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.307           1.388                 152,707
                                                               2003        1.000           1.307                  53,760

   Investors Fund - Class I (6/03)                             2004        1.271           1.375                 183,675
                                                               2003        1.000           1.271                  80,623

   Large Cap Growth Fund - Class I (6/03)                      2004        1.305           1.286                 381,924
                                                               2003        1.000           1.305                 157,503

   Small Cap Growth Fund - Class I (5/03)                      2004        1.426           1.610                 260,080
                                                               2003        1.000           1.426                  77,943

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.138           1.186                 452,909
                                                               2003        1.000           1.138                 266,075

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.296           1.480                  61,285
                                                               2003        1.000           1.296                  26,704

   Equity Income Portfolio (6/03)                              2004        1.232           1.327                 352,257
                                                               2003        1.000           1.232                  50,668

   Federated High Yield Portfolio (6/03)                       2004        1.106           1.197                 309,883
                                                               2003        1.000           1.106                  94,283

   Federated Stock Portfolio (6/03)                            2004        1.248           1.353                  75,190
                                                               2003        1.000           1.248                  14,789

   Large Cap Portfolio (6/03)                                  2004        1.186           1.239                  53,294
                                                               2003        1.000           1.186                  26,870

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (6/03)                 2004        1.263           1.433                 106,614
                                                               2003        1.000           1.263                  68,937

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.158           1.317                 121,322
                                                               2003        1.000           1.158                   7,669

   MFS Emerging Growth Portfolio (6/03)                        2004        1.194           1.320                  28,827
                                                               2003        1.000           1.194                  15,729

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.431                  90,284
                                                               2003        1.000           1.279                  36,105

   MFS Value Portfolio (6/04)                                  2004        0.994           1.109                   2,842

   Pioneer Fund Portfolio (4/03)                               2004        1.188           1.295                  22,967
                                                               2003        1.000           1.188                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.919           1.043                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.013           1.026                 348,721
                                                               2003        1.000           1.013                 205,630

   U.S. Government Securities Portfolio (7/04)                 2004        1.005           1.044                   9,695

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.223           1.277                  49,333
                                                               2003        1.000           1.223                  18,988

   MFS Total Return Portfolio (6/03)                           2004        1.123           1.228               1,513,280
                                                               2003        1.000           1.123                 970,000

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.003           1.083                  11,962

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.998           0.990                  52,196
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/03)                           2004        1.225           1.325                  52,176
                                                               2003        1.000           1.225                  70,388

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.448                 514,187
                                                               2003        1.000           1.258                 226,035

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.185           1.206                  13,807
                                                               2003        1.000           1.185                  17,407

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.397                 397,536
                                                               2003        1.000           1.237                 136,542

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.182           1.174                      --
                                                               2003        1.000           1.182                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.407           1.720                 327,966
                                                               2003        1.000           1.407                  51,548

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.213           1.420                   2,273
                                                               2003        1.000           1.213                   2,224

   High Yield Bond Trust (6/04)                                2004        0.984           1.059                  13,666

   Managed Assets Trust (5/04)                                 2004        0.982           1.058                      --

   Money Market Portfolio (6/03)                               2004        0.991           0.981                      --
                                                               2003        1.000           0.991                  84,229

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.143           1.213                      --
                                                               2003        1.000           1.143                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.463                  25,584
                                                               2003        1.000           1.316                   2,551

   Growth Fund - Class 2 Shares (5/03)                         2004        1.255           1.383                  57,392
                                                               2003        1.000           1.255                  32,377

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.354                  28,482
                                                               2003        1.000           1.253                   2,669

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.260           1.622                   1,293
                                                               2003        1.000           1.260                   1,437

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.280           1.397                   5,472
                                                               2003        1.000           1.280                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.168           1.202                   3,180
                                                               2003        1.000           1.168                   3,182

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.203           1.328                  35,914
                                                               2003        1.000           1.203                  31,215

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.474           1.801                      --
                                                               2003        1.000           1.474                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.334           1.549                      --
                                                               2003        1.126           1.334                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.323           1.504                      --
                                                               2003        1.000           1.323                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.208           1.305                   4,962
                                                               2003        1.000           1.208                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.269           1.357                      --
                                                               2003        1.000           1.269                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.300                  41,306
                                                               2003        1.000           1.225                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.091           1.157                   3,288
                                                               2003        1.000           1.091                   3,290

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.188           1.329                      --
                                                               2003        1.000           1.188                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.382           1.361                      --
                                                               2003        1.000           1.382                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.250           1.280                      --
                                                               2003        1.000           1.250                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.330           1.497                   1,074
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.239           1.367                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.254           1.524                   9,979
                                                               2003        1.000           1.254                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.206                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.204                   1,347
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.993           1.050                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.043           1.113                      --
                                                               2003        1.000           1.043                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.038                  20,501
                                                               2003        1.000           1.010                  11,430

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.289           1.468                     737
                                                               2003        1.000           1.289                     718

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.425           1.762                  22,493
                                                               2003        1.000           1.425                  14,203

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.306           1.386                      --
                                                               2003        1.000           1.306                      --

   Investors Fund - Class I (6/03)                             2004        1.270           1.373                      --
                                                               2003        1.000           1.270                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.304           1.284                   2,981
                                                               2003        1.000           1.304                   2,983

   Small Cap Growth Fund - Class I (5/03)                      2004        1.425           1.607                      --
                                                               2003        1.000           1.425                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.137           1.184                  12,267
                                                               2003        1.000           1.137                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.478                      --
                                                               2003        1.000           1.295                      --

   Equity Income Portfolio (6/03)                              2004        1.231           1.325                  11,007
                                                               2003        1.000           1.231                  11,008

   Federated High Yield Portfolio (6/03)                       2004        1.105           1.195                   4,629
                                                               2003        1.000           1.105                   3,286

   Federated Stock Portfolio (6/03)                            2004        1.247           1.351                      --
                                                               2003        1.000           1.247                      --

   Large Cap Portfolio (6/03)                                  2004        1.185           1.236                   2,610
                                                               2003        1.000           1.185                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.262           1.431                   2,269
                                                               2003        1.000           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.158           1.314                      --
                                                               2003        1.000           1.158                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.193           1.317                      --
                                                               2003        1.000           1.193                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.278           1.428                   5,261
                                                               2003        1.000           1.278                   2,979

   MFS Value Portfolio (6/04)                                  2004        0.994           1.108                   2,920

   Pioneer Fund Portfolio (4/03)                               2004        1.188           1.293                      --
                                                               2003        1.000           1.188                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.919           1.043                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.012           1.024                  42,828
                                                               2003        1.000           1.012                  15,104

   U.S. Government Securities Portfolio (7/04)                 2004        1.005           1.043                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.222           1.275                      --
                                                               2003        1.000           1.222                      --

   MFS Total Return Portfolio (6/03)                           2004        1.122           1.226                  70,997
                                                               2003        1.000           1.122                  50,015

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.003           1.082                   2,982

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.997           0.989                   1,609
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/03)                           2004        1.225           1.323                      --
                                                               2003        1.000           1.225                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.257           1.446                  38,593
                                                               2003        1.000           1.257                  33,659

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.184           1.204                      --
                                                               2003        1.000           1.184                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.236           1.394                  32,401
                                                               2003        1.000           1.236                  18,523

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.181           1.172                   5,381
                                                               2003        1.000           1.181                   3,321

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.406           1.718                  22,714
                                                               2003        1.000           1.406                   4,662

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.212           1.418                   7,845
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.984           1.059                   8,384

   Managed Assets Trust (5/04)                                 2004        0.982           1.057                   8,630

   Money Market Portfolio (6/03)                               2004        0.990           0.979                  62,162
                                                               2003        1.000           0.990                  71,445

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.211                      --
                                                               2003        1.000           1.142                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.460                  30,180
                                                               2003        1.000           1.315                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.254           1.381                 321,685
                                                               2003        1.000           1.254                  64,304

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.352                 229,732
                                                               2003        1.000           1.252                  54,527

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.259           1.619                 188,179
                                                               2003        1.000           1.259                  27,981

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.279           1.394                   4,517
                                                               2003        1.000           1.279                   1,317

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.167           1.200                      --
                                                               2003        1.000           1.167                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.202           1.325                  12,854
                                                               2003        1.000           1.202                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.473           1.798                  11,920
                                                               2003        1.000           1.473                   6,477

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.546                  36,817
                                                               2003        1.126           1.333                  25,901

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.322           1.502                   8,204
                                                               2003        1.000           1.322                   1,302

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.207           1.302                  49,738
                                                               2003        1.000           1.207                  11,165

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.268           1.354                   4,448
                                                               2003        1.000           1.268                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.224           1.298                      --
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.090           1.155                      --
                                                               2003        1.000           1.090                      --

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.187           1.327                  17,334
                                                               2003        1.000           1.187                  10,606

   Global Technology Portfolio - Service Shares (8/03)         2004        1.381           1.359                   3,744
                                                               2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.249           1.278                      --
                                                               2003        1.000           1.249                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.329           1.495                  45,872
                                                               2003        1.000           1.329                  42,316

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.238           1.365                 100,936
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.253           1.522                 126,802
                                                               2003        1.000           1.253                  51,619

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.205                 184,240
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.203                 178,587
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.049                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.042           1.111                 154,370
                                                               2003        1.000           1.042                  84,852

   Total Return Portfolio - Administrative Class (5/03)        2004        1.009           1.036                 254,486
                                                               2003        1.000           1.009                  88,615

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.288           1.465                   4,750
                                                               2003        1.000           1.288                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.424           1.759                  64,983
                                                               2003        1.000           1.424                  54,891

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.305           1.384                  39,808
                                                               2003        1.000           1.305                  39,808

   Investors Fund - Class I (6/03)                             2004        1.269           1.371                  68,803
                                                               2003        1.000           1.269                 198,135

   Large Cap Growth Fund - Class I (6/03)                      2004        1.303           1.282                      --
                                                               2003        1.000           1.303                      --

   Small Cap Growth Fund - Class I (5/03)                      2004        1.424           1.605                  48,181
                                                               2003        1.000           1.424                  19,505

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.136           1.182                 105,380
                                                               2003        1.000           1.136                  44,515

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.475                      --
                                                               2003        1.000           1.295                      --

   Equity Income Portfolio (6/03)                              2004        1.230           1.323                  67,237
                                                               2003        1.000           1.230                  26,988

   Federated High Yield Portfolio (6/03)                       2004        1.104           1.193                 120,343
                                                               2003        1.000           1.104                  45,336

   Federated Stock Portfolio (6/03)                            2004        1.246           1.349                  20,771
                                                               2003        1.000           1.246                  20,771

   Large Cap Portfolio (6/03)                                  2004        1.184           1.234                   7,527
                                                               2003        1.000           1.184                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.261           1.429                  23,568
                                                               2003        1.000           1.261                   1,366

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.312                  92,395
                                                               2003        1.000           1.157                  22,868

   MFS Emerging Growth Portfolio (6/03)                        2004        1.192           1.315                   5,481
                                                               2003        1.000           1.192                   3,411

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.426                  22,734
                                                               2003        1.000           1.277                  11,769

   MFS Value Portfolio (6/04)                                  2004        0.994           1.107                  14,281

   Pioneer Fund Portfolio (4/03)                               2004        1.187           1.291                   5,505
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.918           1.042                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.011           1.022                 228,259
                                                               2003        1.000           1.011                 189,095

   U.S. Government Securities Portfolio (7/04)                 2004        1.005           1.043                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.221           1.273                  31,449
                                                               2003        1.000           1.221                   3,457

   MFS Total Return Portfolio (6/03)                           2004        1.122           1.224                 231,941
                                                               2003        1.000           1.122                 180,923

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.002           1.081                   8,339

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.997           0.987                  31,930
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/03)                           2004        1.224           1.320                  14,823
                                                               2003        1.000           1.224                  14,584

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.444                  16,903
                                                               2003        1.000           1.256                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.183           1.202                      --
                                                               2003        1.000           1.183                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.392                  62,855
                                                               2003        1.000           1.235                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.181           1.170                  13,006
                                                               2003        1.000           1.181                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.405           1.715                 114,837
                                                               2003        1.000           1.405                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.000           1.170                      --

   High Yield Bond Trust (6/04)                                2004        1.000           1.076                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.072                      --

   Money Market Portfolio (6/03)                               2004        1.000           0.995                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.114                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.065                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.000           1.288                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.000           1.094                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.023                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.000           1.101                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.157                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.000           1.120                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.000           1.055                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.000           1.066                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.000           1.069                      --

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.000           1.039                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.053                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.000           1.088                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.120                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.007           1.063                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.068                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/03)        2004        1.000           1.045                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.000           1.160                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.194                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.058                      --

   Investors Fund - Class I (6/03)                             2004        1.000           1.080                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.000           0.991                      --

   Small Cap Growth Fund - Class I (5/03)                      2004        1.000           1.167                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.000           1.043                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.000           1.120                      --

   Equity Income Portfolio (6/03)                              2004        1.000           1.103                      --

   Federated High Yield Portfolio (6/03)                       2004        1.000           1.079                      --

   Federated Stock Portfolio (6/03)                            2004        1.000           1.080                      --

   Large Cap Portfolio (6/03)                                  2004        1.000           1.049                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.000           1.146                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.125                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.000           1.082                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.074                      --

   MFS Value Portfolio (6/04)                                  2004        1.012           1.127                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.000           1.094                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.949           1.076                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           1.032                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.035           1.073                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.024           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        1.000           0.998                      --

   Strategic Equity Portfolio (6/03)                           2004        1.000           1.098                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.132                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.000           1.038                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.108                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.000           1.040                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.000           1.228                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.210           1.413                      --
                                                               2003        1.000           1.210                      --

   High Yield Bond Trust (6/04)                                2004        0.984           1.057                  32,734

   Managed Assets Trust (5/04)                                 2004        0.982           1.056                      --

   Money Market Portfolio (6/03)                               2004        0.989           0.976                  36,495
                                                               2003        1.000           0.989                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.140           1.207                   5,616
                                                               2003        1.000           1.140                   5,616

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.313           1.455                      --
                                                               2003        1.000           1.313                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.252           1.376                  13,443
                                                               2003        1.000           1.252                   5,233

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.250           1.348                  80,577
                                                               2003        1.000           1.250                  26,460

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.258           1.614                  21,558
                                                               2003        1.000           1.258                   5,250

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.278           1.390                   3,771
                                                               2003        1.000           1.278                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.165           1.196                      --
                                                               2003        1.000           1.165                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.201           1.321                      --
                                                               2003        1.000           1.201                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.471           1.792                  20,084
                                                               2003        1.000           1.471                  18,864

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.331           1.541                  81,763
                                                               2003        1.125           1.331                   7,245

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.321           1.497                  44,521
                                                               2003        1.000           1.321                  26,281

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.206           1.298                  51,236
                                                               2003        1.000           1.206                   5,449

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.267           1.350                      --
                                                               2003        1.000           1.267                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.222           1.294                   4,831
                                                               2003        1.000           1.222                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/03)                  2004        1.089           1.152                      --
                                                               2003        1.000           1.089                      --

   Global Life Sciences Portfolio - Service Shares (6/03)      2004        1.186           1.323                      --
                                                               2003        1.000           1.186                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.379           1.354                      --
                                                               2003        1.000           1.379                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.247           1.273                      --
                                                               2003        1.000           1.247                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.327           1.490                      --
                                                               2003        1.000           1.327                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.237           1.361                  12,879
                                                               2003        1.000           1.237                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.252           1.516                  34,325
                                                               2003        1.000           1.252                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.202                  44,792
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.200                  18,429
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.047                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.041           1.107                  30,814
                                                               2003        1.000           1.041                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.008           1.032                 113,846
                                                               2003        1.000           1.008                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.287           1.460                      --
                                                               2003        1.000           1.287                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.422           1.753                  29,054
                                                               2003        1.000           1.422                   4,953

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.304           1.379                   9,116
                                                               2003        1.000           1.304                      --

   Investors Fund - Class I (6/03)                             2004        1.267           1.366                      --
                                                               2003        1.000           1.267                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.301           1.278                   4,884
                                                               2003        1.000           1.301                      --

   Small Cap Growth Fund - Class I (5/03)                      2004        1.422           1.599                   9,786
                                                               2003        1.000           1.422                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.135           1.178                 137,979
                                                               2003        1.000           1.135                 108,224

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.293           1.470                  54,685
                                                               2003        1.000           1.293                  48,103

   Equity Income Portfolio (6/03)                              2004        1.228           1.318                   9,604
                                                               2003        1.000           1.228                      --

   Federated High Yield Portfolio (6/03)                       2004        1.103           1.189                  19,127
                                                               2003        1.000           1.103                      --

   Federated Stock Portfolio (6/03)                            2004        1.245           1.344                      --
                                                               2003        1.000           1.245                      --

   Large Cap Portfolio (6/03)                                  2004        1.182           1.230                   2,957
                                                               2003        1.000           1.182                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.259           1.424                      --
                                                               2003        1.000           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.155           1.308                  39,530
                                                               2003        1.000           1.155                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.191           1.311                      --
                                                               2003        1.000           1.191                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.275           1.421                      --
                                                               2003        1.000           1.275                      --

   MFS Value Portfolio (6/04)                                  2004        0.994           1.106                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.185           1.287                      --
                                                               2003        1.000           1.185                      --

   Social Awareness Stock Portfolio (8/04)                     2004        0.918           1.040                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.010           1.019                  25,127
                                                               2003        1.000           1.010                   6,136

   U.S. Government Securities Portfolio (7/04)                 2004        1.004           1.041                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.219           1.269                  88,003
                                                               2003        1.000           1.219                  68,479

   MFS Total Return Portfolio (6/03)                           2004        1.120           1.220                 105,236
                                                               2003        1.000           1.120                  98,660

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.002           1.080                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (1/04)                                               2004        0.997           0.985                  19,582
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/03)                           2004        1.222           1.316                  11,162
                                                               2003        1.000           1.222                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.254           1.439                  28,685
                                                               2003        1.000           1.254                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.181           1.198                      --
                                                               2003        1.000           1.181                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.233           1.387                 155,105
                                                               2003        1.000           1.233                 113,284

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/03)                                              2004        1.179           1.166                      --
                                                               2003        1.000           1.179                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.403           1.709                   2,432
                                                               2003        1.000           1.403                      --

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is not available to new Contract Owners.

Janus Aspen Series: Global Life Science Portfolio - Service Shares is not available to new Contract Owners.

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is not available to new Contract Owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is not available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is not available to new Contract Owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.997           0.990                      --
                                                               2003        1.000           0.997                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.080           1.129                      --
                                                               2003        1.000           1.080                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.069           1.193                      --
                                                               2003        1.000           1.069                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.089           1.189                   1,803
                                                               2003        1.000           1.089                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.081           1.185                      --
                                                               2003        1.000           1.081                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.113           1.297                   1,661
                                                               2003        1.000           1.113                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.077           1.152                      --
                                                               2003        1.000           1.077                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.089           1.141                      --
                                                               2003        1.000           1.089                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.155           1.350                      --
                                                               2003        1.000           1.155                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.007           1.020                      --
                                                               2003        1.000           1.007                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.052           1.082                   3,889
                                                               2003        1.000           1.052                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.202           1.402                   1,565
                                                               2003        1.000           1.202                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.092           1.246                   5,129
                                                               2003        1.000           1.092                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.176           1.367                      --
                                                               2003        1.000           1.176                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.093           1.192                   5,362
                                                               2003        1.000           1.093                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.043           1.091                   5,895
                                                               2003        1.000           1.043                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.066           1.129                   1,866
                                                               2003        1.000           1.066                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.152           1.342                   3,236
                                                               2003        1.000           1.152                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.130           1.353                      --
                                                               2003        1.000           1.130                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           1.000                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.072                   3,987

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.101           1.466                      --
                                                               2003        1.000           1.101                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.100           1.297                   1,654
                                                               2003        1.000           1.100                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.061           1.181                      --
                                                               2003        1.000           1.061                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.055           1.141                      --
                                                               2003        1.000           1.055                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.097           1.202                      --
                                                               2003        1.000           1.097                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.061           1.132                      --
                                                               2003        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.993           0.986                     200
                                                               2003        1.000           0.993                     200

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.224           1.279                  18,413
                                                               2003        1.000           1.224                   1,313

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.243           1.387                  24,531
                                                               2003        1.000           1.243                  14,413

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                 124,168
                                                               2003        1.000           1.214                  52,420

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.333           1.460                  32,330
                                                               2003        1.000           1.333                  12,209

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.336           1.557                  13,063
                                                               2003        1.000           1.336                   3,580

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.255           1.342                  12,042
                                                               2003        1.000           1.255                  10,847

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                  51,687
                                                               2003        1.000           1.231                   5,576

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.411           1.649                  24,545
                                                               2003        1.000           1.411                   8,200

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.994           1.007                  17,719
                                                               2003        1.000           0.994                   9,857

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.109           1.139                  10,105
                                                               2003        1.000           1.109                   1,135

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.508           1.759                   6,215
                                                               2003        1.000           1.508                   6,010

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.203           1.372                  83,681
                                                               2003        1.000           1.203                  61,066

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                      --
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.211           1.320                 106,162
                                                               2003        1.000           1.211                  25,703

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.152           1.204                  70,216
                                                               2003        1.000           1.152                  12,273

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.151           1.219                 623,370
                                                               2003        1.000           1.151                 184,435

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.288           1.499                   9,496
                                                               2003        1.000           1.288                  10,784

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.322           1.582                  96,330
                                                               2003        1.000           1.322                  24,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           1.000                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.259           1.676                  47,378
                                                               2003        1.000           1.259                  30,424

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.353           1.594                  43,253
                                                               2003        1.000           1.353                   9,295

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.428                  18,871
                                                               2003        1.000           1.284                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.088           1.175                  84,733
                                                               2003        1.000           1.088                  50,495

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.190           1.303                 217,199
                                                               2003        1.000           1.190                 218,629

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                  54,933
                                                               2003        1.000           1.113                  54,663

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.996           0.988                  48,078
                                                               2003        1.000           0.996                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.079           1.126                 136,479
                                                               2003        1.000           1.079                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.068           1.190                  97,387
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.088           1.185                 241,752
                                                               2003        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.081           1.182                 121,090
                                                               2003        1.000           1.081                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.113           1.294                 151,277
                                                               2003        1.000           1.113                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.077           1.149                 126,051
                                                               2003        1.000           1.077                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.088           1.139                  60,740
                                                               2003        1.000           1.088                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.154           1.347                  52,081
                                                               2003        1.000           1.154                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.006           1.017                 131,509
                                                               2003        1.000           1.006                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.052           1.079                      --
                                                               2003        1.000           1.052                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.201           1.398                  71,406
                                                               2003        1.000           1.201                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.092           1.243                  75,423
                                                               2003        1.000           1.092                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.176           1.363                  35,345
                                                               2003        1.000           1.176                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.092           1.189                 188,505
                                                               2003        1.000           1.092                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.043           1.088                   3,483
                                                               2003        1.000           1.043                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.065           1.126                  59,515
                                                               2003        1.000           1.065                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.152           1.338                  26,418
                                                               2003        1.000           1.152                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.130           1.350                 103,147
                                                               2003        1.000           1.130                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.092                  49,827

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.999                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.071                  41,335

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.101           1.462                 107,127
                                                               2003        1.000           1.101                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.099           1.293                  20,684
                                                               2003        1.000           1.099                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.061           1.178                      --
                                                               2003        1.000           1.061                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.055           1.138                 166,324
                                                               2003        1.000           1.055                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.096           1.198                 114,545
                                                               2003        1.000           1.096                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.061           1.129                      96
                                                               2003        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.992           0.982                 664,582
                                                               2003        1.000           0.992               1,238,826

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.222           1.274                 257,841
                                                               2003        1.000           1.222                 110,756

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.241           1.382                 312,951
                                                               2003        1.000           1.241                  79,516

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320                 514,971
                                                               2003        1.000           1.213                 156,858

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.331           1.456                 432,168
                                                               2003        1.000           1.331                 115,056

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.335           1.551                 416,907
                                                               2003        1.000           1.335                  79,691

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.253           1.337                 629,688
                                                               2003        1.000           1.253                  36,852

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 255,294
                                                               2003        1.000           1.230                 140,165

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.409           1.643                  98,466
                                                               2003        1.000           1.409                  28,213

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.993           1.003                 337,371
                                                               2003        1.000           0.993                  68,714

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.107           1.136                 169,201
                                                               2003        1.000           1.107                 109,291

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.506           1.753                 110,605
                                                               2003        1.000           1.506                  44,021

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.202           1.368                 692,709
                                                               2003        1.000           1.202                 222,984

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  13,114
                                                               2003        1.000           1.280                   1,836

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.209           1.316                 961,341
                                                               2003        1.000           1.209                 390,620

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.151           1.200                 283,330
                                                               2003        1.000           1.151                 189,088

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.149           1.215               1,571,510
                                                               2003        1.000           1.149                 804,210

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.286           1.494                 272,265
                                                               2003        1.000           1.286                 127,935

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.320           1.576                 673,156
                                                               2003        1.000           1.320                 180,500

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.092                  66,258

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.998                   1,739

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.070                   1,637

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.258           1.670                  93,070
                                                               2003        1.000           1.258                  42,488

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.351           1.589                 237,395
                                                               2003        1.000           1.351                  47,632

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                 122,809
                                                               2003        1.000           1.282                 130,821

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.086           1.171               1,066,989
                                                               2003        1.000           1.086                 122,192

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.188           1.298                 291,723
                                                               2003        1.000           1.188                 171,704

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 132,002
                                                               2003        1.000           1.112                  48,704

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        1.000           0.996                   1,374

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.057                   2,641

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.075                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.087                   2,559

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.158                  14,320

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.000           1.055                  15,654

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.049                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.171                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.035                   1,323

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.028                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.298                   2,212

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.127                  12,134

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.180                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.093                   3,834

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.083                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.087                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.173                  11,702

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.146                  18,065

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.072                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.000           0.994                   6,910

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.012                  20,313

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.311                   5,273

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.156                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.110                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.100                  27,460

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.000           1.088                   3,856

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.056                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.996           0.985                      --
                                                               2003        1.000           0.996                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.078           1.123                      --
                                                               2003        1.000           1.078                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.067           1.187                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.088           1.182                      --
                                                               2003        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.080           1.179                      --
                                                               2003        1.000           1.080                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.112           1.291                      --
                                                               2003        1.000           1.112                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.076           1.146                      --
                                                               2003        1.000           1.076                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.088           1.136                      --
                                                               2003        1.000           1.088                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.154           1.343                      --
                                                               2003        1.000           1.154                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.006           1.015                      --
                                                               2003        1.000           1.006                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.051           1.076                      --
                                                               2003        1.000           1.051                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.200           1.395                      --
                                                               2003        1.000           1.200                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.091           1.240                      --
                                                               2003        1.000           1.091                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.175           1.360                      --
                                                               2003        1.000           1.175                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.092           1.186                      --
                                                               2003        1.000           1.092                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.042           1.085                      --
                                                               2003        1.000           1.042                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.064           1.123                      --
                                                               2003        1.000           1.064                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.151           1.335                      --
                                                               2003        1.000           1.151                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.129           1.346                      --
                                                               2003        1.000           1.129                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.997                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.100           1.458                      --
                                                               2003        1.000           1.100                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.099           1.290                      --
                                                               2003        1.000           1.099                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.060           1.175                      --
                                                               2003        1.000           1.060                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.054           1.135                      --
                                                               2003        1.000           1.054                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.096           1.195                      --
                                                               2003        1.000           1.096                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.060           1.126                      --
                                                               2003        1.000           1.060                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.990           0.979                  62,162
                                                               2003        1.000           0.990                  71,445

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.220           1.270                  41,281
                                                               2003        1.000           1.220                  22,172

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.239           1.378                  37,257
                                                               2003        1.000           1.239                  32,356

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                 144,223
                                                               2003        1.000           1.211                  74,742

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.330           1.451                 213,257
                                                               2003        1.000           1.330                 141,995

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.546                  36,817
                                                               2003        1.000           1.333                  25,901

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.252           1.333                  32,006
                                                               2003        1.000           1.252                   5,520

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.282                 109,171
                                                               2003        1.000           1.228                  85,117

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.408           1.638                  24,752
                                                               2003        1.000           1.408                  26,118

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.992           1.000                  97,848
                                                               2003        1.000           0.992                  64,224

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.106           1.132                 111,302
                                                               2003        1.000           1.106                  83,005

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.504           1.747                  25,287
                                                               2003        1.000           1.504                  20,805

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.200           1.363                 115,486
                                                               2003        1.000           1.200                  66,226

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                   4,088
                                                               2003        1.000           1.278                   4,088

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.208           1.311                 116,524
                                                               2003        1.000           1.208                  95,715

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.149           1.196                 117,442
                                                               2003        1.000           1.149                 178,804

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.148           1.211                 390,240
                                                               2003        1.000           1.148                 232,322

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.285           1.489                  77,852
                                                               2003        1.000           1.285                  74,450

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.318           1.571                 204,223
                                                               2003        1.000           1.318                 133,128

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.038           1.090                  16,725

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.027           0.997                   9,265

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.990           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.256           1.664                  53,964
                                                               2003        1.000           1.256                  41,586

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.349           1.583                  49,785
                                                               2003        1.000           1.349                  21,431

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                   3,005
                                                               2003        1.000           1.280                   3,005

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.085           1.168                 131,144
                                                               2003        1.000           1.085                  66,810

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.187           1.294                   4,232
                                                               2003        1.000           1.187                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                  38,367
                                                               2003        1.000           1.110                  16,994

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.056                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.086                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.157                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.000           1.054                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.048                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.170                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.033                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.027                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.296                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.126                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.091                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.082                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.086                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.171                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.145                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.071                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.000           0.993                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.011                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.309                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.155                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.099                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.055                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.086                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.157                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.000           1.053                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.170                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.033                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.296                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.126                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.091                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.082                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.086                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.171                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.144                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.071                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.000           0.993                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.011                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.309                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.155                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.099                      --

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (6/03)                               2004        0.989           0.976                  36,495
                                                               2003        1.000           0.989                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.219           1.266                   3,311
                                                               2003        1.000           1.219                   3,122

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.238           1.373                   8,471
                                                               2003        1.000           1.238                   4,414

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.209           1.311                  54,554
                                                               2003        1.000           1.209                  48,738

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.328           1.446                  54,640
                                                               2003        1.000           1.328                   5,626

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.331           1.541                  81,763
                                                               2003        1.000           1.331                   7,245

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (7/03)                                      2004        1.250           1.328                  37,069
                                                               2003        1.000           1.250                   3,120

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.277                   9,484
                                                               2003        1.000           1.227                   9,100

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.406           1.632                   1,425
                                                               2003        1.000           1.406                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        0.990           0.997                  10,240
                                                               2003        1.000           0.990                   3,447

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.104           1.128                  75,184
                                                               2003        1.000           1.104                  53,901

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.502           1.741                     296
                                                               2003        1.000           1.502                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.199           1.358                  33,086
                                                               2003        1.000           1.199                   6,790

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.276           1.473                   3,796
                                                               2003        1.000           1.276                   3,796

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.206           1.307                 123,551
                                                               2003        1.000           1.206                  37,333

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.148           1.192                  30,853
                                                               2003        1.000           1.148                   2,590

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.146           1.207                 383,946
                                                               2003        1.000           1.146                 237,615

   Pioneer International Value VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.283           1.484                      --
                                                               2003        1.000           1.283                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.317           1.566                  92,690
                                                               2003        1.000           1.317                  15,467

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.038           1.088                  11,688

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.026           0.995                  20,169

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        0.989           1.067                   1,971

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.254           1.659                  24,706
                                                               2003        1.000           1.254                  17,586

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.348           1.578                  46,571
                                                               2003        1.000           1.348                  12,994

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.278           1.414                      --
                                                               2003        1.000           1.278                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.084           1.164                  29,900
                                                               2003        1.000           1.084                  25,087

   Pioneer Value VCT Portfolio - Class II Shares (7/03)        2004        1.185           1.290                 111,523
                                                               2003        1.000           1.185                  11,820

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.175                  25,639
                                                               2003        1.000           1.109                   3,209

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           TLAC SEPARATE ACCOUNT FOURTEEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                 HIGH
                                            CAPITAL              YIELD               MANAGED                MONEY
                                         APPRECIATION            BOND                 ASSETS               MARKET
                                             FUND                TRUST                TRUST               PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    402,798         $    141,275         $     55,601         $  1,324,605

  Receivables:
    Dividends ................                     --                   --                   --                1,188
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                402,798              141,275               55,601            1,325,793
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    402,798         $    141,275         $     55,601         $  1,325,793
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                AIM V.I.
                                           AIM V.I.              MID CAP        ALLIANCEBERNSTEIN         GLOBAL
                                            CAPITAL               CORE               PREMIER              GROWTH
                                         APPRECIATION            EQUITY               GROWTH              FUND -
                                            FUND -               FUND -            PORTFOLIO -            CLASS 2
                                           SERIES II            SERIES II            CLASS B              SHARES
                                         ------------         ------------      -----------------       ------------
ASSETS:
  Investments at market value:           $    791,323         $    880,356         $    106,335         $  2,168,903

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                791,323              880,356              106,335            2,168,903
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    791,323         $    880,356         $    106,335         $  2,168,903
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        FRANKLIN
                                                                                   DREYFUS VIF           RISING
                                            DELAWARE           DREYFUS VIF         DEVELOPING          DIVIDENDS
     GROWTH            GROWTH-INCOME        VIP REIT           APPRECIATION          LEADERS           SECURITIES
     FUND -               FUND -            SERIES -           PORTFOLIO -         PORTFOLIO -           FUND -
     CLASS 2              CLASS 2           STANDARD             INITIAL             INITIAL            CLASS 2
     SHARES               SHARES              CLASS               SHARES             SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $  6,507,134        $  7,272,837        $  1,665,900        $    481,157        $    706,446        $  2,130,397


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     6,507,134           7,272,837           1,665,900             481,157             706,446           2,130,397
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  6,507,134        $  7,272,837        $  1,665,900        $    481,157        $    706,446        $  2,130,397
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    TEMPLETON
                                                                 MUTUAL             DEVELOPING            TEMPLETON
                                           FRANKLIN              SHARES              MARKETS               FOREIGN
                                           SMALL CAP           SECURITIES           SECURITIES           SECURITIES
                                            FUND -               FUND -               FUND -               FUND -
                                            CLASS 2              CLASS 2             CLASS 2               CLASS 2
                                            SHARES               SHARES               SHARES               SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,632,062         $  1,920,147         $    608,874         $  1,476,067

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,632,062            1,920,147              608,874            1,476,067
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,632,062         $  1,920,147         $    608,874         $  1,476,067
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SALOMON             SALOMON             SALOMON
                                            BROTHERS             BROTHERS           BROTHERS
    TEMPLETON                               VARIABLE             VARIABLE           VARIABLE
     GROWTH              EQUITY            AGGRESSIVE           AGGRESSIVE          GROWTH &
   SECURITIES             INDEX              GROWTH               GROWTH             INCOME              BALANCED
     FUND -            PORTFOLIO -           FUND -               FUND -             FUND -            PORTFOLIO -
     CLASS 2            CLASS II             CLASS I             CLASS II            CLASS I             SERVICE
     SHARES              SHARES              SHARES               SHARES             SHARES               SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,890,324        $  1,610,721        $    615,055        $  1,562,897        $    451,103        $    337,313


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,890,324           1,610,721             615,055           1,562,897             451,103             337,313
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,890,324        $  1,610,721        $    615,055        $  1,562,897        $    451,103        $    337,313
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            GLOBAL
                                             LIFE                GLOBAL             WORLDWIDE
                                           SCIENCES            TECHNOLOGY             GROWTH               LAZARD
                                          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           RETIREMENT
                                            SERVICE              SERVICE             SERVICE              SMALL CAP
                                            SHARES               SHARES               SHARES              PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    108,307         $     65,673         $     61,462         $    443,579

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                108,307               65,673               61,462              443,579
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    108,307         $     65,673         $     61,462         $    443,579
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             MERRILL             MERRILL
                                              LYNCH               LYNCH            OPPENHEIMER        OPPENHEIMER
                                             GLOBAL               VALUE              CAPITAL             GLOBAL
     GROWTH                                ALLOCATION         OPPORTUNITIES       APPRECIATION         SECURITIES
       AND               MID-CAP              V.I.                 V.I.             FUND/VA -          FUND/VA -
     INCOME               VALUE              FUND -               FUND -             SERVICE            SERVICE
    PORTFOLIO           PORTFOLIO           CLASS III           CLASS III            SHARES              SHARES
  ------------        ------------        ------------        -------------       ------------        ------------
  $  1,216,037        $  1,555,125        $    987,186        $    616,298        $    976,959        $    511,904


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,216,037           1,555,125             987,186             616,298             976,959             511,904
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,216,037        $  1,555,125        $    987,186        $    616,298        $    976,959        $    511,904
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           PIONEER
                                                                                                           AMERICA
                                          OPPENHEIMER             REAL                TOTAL                INCOME
                                          MAIN STREET            RETURN               RETURN                 VCT
                                           FUND/VA -           PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
                                            SERVICE          ADMINISTRATIVE       ADMINISTRATIVE          CLASS II
                                            SHARES                CLASS               CLASS                SHARES
                                         ------------        --------------       --------------        ------------
ASSETS:
  Investments at market value:           $     24,530         $  1,878,810         $  4,358,752         $  1,008,769

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                 24,530            1,878,810            4,358,752            1,008,769
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $     24,530         $  1,878,810         $  4,358,752         $  1,008,769
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER             PIONEER                                                    PIONEER
     PIONEER            EMERGING              EQUITY             PIONEER             PIONEER             GROWTH
    BALANCED             MARKETS              INCOME             EUROPE               FUND               SHARES
       VCT                 VCT                 VCT                 VCT                 VCT                VCT
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS II            CLASS II             CLASS II           CLASS II            CLASS II            CLASS II
     SHARES              SHARES               SHARES             SHARES              SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $    802,223        $    540,390        $  1,899,806        $     95,986        $  3,301,423        $    747,719


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       802,223             540,390           1,899,806              95,986           3,301,423             747,719
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    802,223        $    540,390        $  1,899,806        $     95,986        $  3,301,423        $    747,719
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           PIONEER
                                            PIONEER              PIONEER              PIONEER             OAK RIDGE
                                             HIGH             INTERNATIONAL           MID CAP             LARGE CAP
                                             YIELD                VALUE                VALUE               GROWTH
                                              VCT                  VCT                  VCT                  VCT
                                          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           CLASS II             CLASS II              CLASS II            CLASS II
                                            SHARES               SHARES                SHARES              SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  5,373,347         $    625,038         $  2,317,712         $    279,243

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              5,373,347              625,038            2,317,712              279,243
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  5,373,347         $    625,038         $  2,317,712         $    279,243
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER
                          PAPP               PIONEER
     PIONEER             SMALL &              REAL               PIONEER             PIONEER             PIONEER
      PAPP               MID CAP             ESTATE             SMALL CAP             SMALL             STRATEGIC
 AMERICA-PACIFIC         GROWTH              SHARES               VALUE              COMPANY              INCOME
    RIM FUND               VCT                 VCT                 VCT                 VCT                 VCT
      VCT -            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II            CLASS II            CLASS II             CLASS II           CLASS II             CLASS II
     SHARES              SHARES              SHARES               SHARES             SHARES               SHARES
 ---------------      ------------        ------------        ------------        ------------        ------------
  $     37,914        $    184,743        $    565,083        $    820,517        $    212,724        $  2,482,486


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        37,914             184,743             565,083             820,517             212,724           2,482,486
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     37,914        $    184,743        $    565,083        $    820,517        $    212,724        $  2,482,486
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            PIONEER             PUTNAM VT           PUTNAM VT
                                             VALUE            INTERNATIONAL         SMALL CAP
                                              VCT                EQUITY               VALUE
                                          PORTFOLIO -            FUND -               FUND -               ALL CAP
                                           CLASS II             CLASS IB             CLASS IB              FUND -
                                            SHARES               SHARES               SHARES               CLASS I
                                         ------------         -------------        ------------         ------------
ASSETS:
  Investments at market value:           $  1,210,285         $    135,295         $  1,023,902         $    953,495

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,210,285              135,295            1,023,902              953,495
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,210,285         $    135,295         $  1,023,902         $    953,495
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        LARGE CAP           SMALL CAP             TOTAL                                DISCIPLINED
    INVESTORS            GROWTH              GROWTH               RETURN           CONVERTIBLE           MID CAP
     FUND -              FUND -              FUND -               FUND -           SECURITIES             STOCK
     CLASS I             CLASS I             CLASS I             CLASS II           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,023,340        $  1,330,862        $  1,341,201        $    444,146        $  1,457,604        $    670,952


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,023,340           1,330,862           1,341,201             444,146           1,457,604             670,952
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,023,340        $  1,330,862        $  1,341,201        $    444,146        $  1,457,604        $    670,952
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                FEDERATED
                                            EQUITY                HIGH              FEDERATED
                                            INCOME                YIELD               STOCK               LARGE CAP
                                           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,621,283         $  1,249,370         $    187,619         $    363,115

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,621,283            1,249,370              187,619              363,115
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,621,283         $  1,249,370         $    187,619         $    363,115
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        MERRILL
     LAZARD              LYNCH                 MFS                 MFS
  INTERNATIONAL        LARGE CAP            EMERGING             MID CAP               MFS               PIONEER
      STOCK              CORE                GROWTH               GROWTH              VALUE                FUND
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $    505,627        $    607,116        $    127,448        $    530,255        $     50,187        $     41,871


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       505,627             607,116             127,448             530,255              50,187              41,871
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    505,627        $    607,116        $    127,448        $    530,255        $     50,187        $     41,871
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SOCIAL              TRAVELERS              U.S.                  AIM
                                           AWARENESS             QUALITY            GOVERNMENT             CAPITAL
                                             STOCK                BOND              SECURITIES          APPRECIATION
                                           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $      6,471         $  1,770,530         $     12,867         $    486,448

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                  6,471            1,770,530               12,867              486,448
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $      6,471         $  1,770,530         $     12,867         $    486,448
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                               SB
                                           ADJUSTABLE
                                              RATE
       MFS               PIONEER             INCOME                                 COMSTOCK            ENTERPRISE
      TOTAL             STRATEGIC          PORTFOLIO -          STRATEGIC          PORTFOLIO -         PORTFOLIO -
     RETURN              INCOME              CLASS I              EQUITY            CLASS II             CLASS II
    PORTFOLIO           PORTFOLIO            SHARES             PORTFOLIO            SHARES               SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $  6,130,119        $     25,197        $    401,497        $    241,554        $  2,676,897        $    298,256


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     6,130,119              25,197             401,497             241,554           2,676,897             298,256
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  6,130,119        $     25,197        $    401,497        $    241,554        $  2,676,897        $    298,256
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                DYNAMIC
                                                                CAPITAL
                                         CONTRAFUND(R)        APPRECIATION            MID CAP
                                          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
                                            SERVICE             SERVICE               SERVICE
                                            CLASS 2             CLASS 2               CLASS 2             COMBINED
                                         -------------        ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,581,232         $     72,766         $  1,696,718         $101,114,900

  Receivables:
    Dividends ................                     --                   --                   --                1,188
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,581,232               72,766            1,696,718          101,116,088
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,581,232         $     72,766         $  1,696,718         $101,116,088
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                HIGH
                                                            CAPITAL             YIELD             MANAGED           MONEY
                                                         APPRECIATION           BOND              ASSETS            MARKET
                                                             FUND               TRUST              TRUST          PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $      9,198       $      1,239      $     14,525
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                 5,090                634                274            23,810
  Administrative fees .........................                   465                 50                 24             2,164
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                 5,555                684                298            25,974
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                (5,555)             8,514                941           (11,449)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  2                458                --
    Realized gain (loss) on sale of investments                 3,302                148                 14                --
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 3,302                150                472                --
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                60,014             (4,187)             1,837                --
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     57,761       $      4,477       $      3,250      $    (11,449)
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              AIM V.I.
                                                           AIM V.I.            MID CAP      ALLIANCEBERNSTEIN       GLOBAL
                                                            CAPITAL             CORE             PREMIER            GROWTH
                                                         APPRECIATION          EQUITY            GROWTH             FUND -
                                                            FUND -             FUND -          PORTFOLIO -         CLASS 2
                                                           SERIES II          SERIES II          CLASS B            SHARES
                                                         ------------       ------------    -----------------    ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $        179       $         --      $      6,678
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                 9,385              9,150              1,406            25,253
  Administrative fees .........................                   836                801                119             2,230
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                10,221              9,951              1,525            27,483
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (10,221)            (9,772)            (1,525)          (20,805)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --             36,334                 --                --
    Realized gain (loss) on sale of investments                 1,814             10,805              1,419             1,680
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 1,814             47,139              1,419             1,680
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                45,037             35,339              6,072           216,958
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     36,630       $     72,706       $      5,966      $    197,833
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                        FRANKLIN
                                                                                 DREYFUS VIF             RISING
                                            DELAWARE          DREYFUS VIF        DEVELOPING            DIVIDENDS
     GROWTH           GROWTH-INCOME         VIP REIT          APPRECIATION         LEADERS             SECURITIES
     FUND -              FUND -             SERIES -          PORTFOLIO -        PORTFOLIO -             FUND -
     CLASS 2             CLASS 2            STANDARD            INITIAL            INITIAL              CLASS 2
     SHARES              SHARES               CLASS              SHARES            SHARES                SHARES
  ------------        -------------       ------------        ------------       ------------        ------------
  $      9,845        $     58,027        $     14,583        $      7,826       $      1,342        $      9,480
  ------------        ------------        ------------        ------------       ------------        ------------


        75,542              84,014              15,937               5,257              9,581              23,736
         6,738               7,779               1,450                 525                895               2,132
  ------------        ------------        ------------        ------------       ------------        ------------

        82,280              91,793              17,387               5,782             10,476              25,868
  ------------        ------------        ------------        ------------       ------------        ------------

       (72,435)            (33,766)             (2,804)              2,044             (9,134)            (16,388)
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --              15,111                  --                 --              18,666
        17,246              14,851              10,847                 695              4,164              16,277
  ------------        ------------        ------------        ------------       ------------        ------------

        17,246              14,851              25,958                 695              4,164              34,943
  ------------        ------------        ------------        ------------       ------------        ------------


       598,861             472,994             271,199              10,933             51,973             135,736
  ------------        ------------        ------------        ------------       ------------        ------------



  $    543,672        $    454,079        $    294,353        $     13,672       $     47,003        $    154,291
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                TEMPLETON
                                                                               MUTUAL           DEVELOPING        TEMPLETON
                                                           FRANKLIN            SHARES             MARKETS          FOREIGN
                                                           SMALL CAP         SECURITIES         SECURITIES        SECURITIES
                                                            FUND -             FUND -             FUND -            FUND -
                                                            CLASS 2            CLASS 2            CLASS 2          CLASS 2
                                                            SHARES             SHARES             SHARES            SHARES
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $     11,773       $      7,050      $      7,999
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                19,521             24,342              6,263            13,355
  Administrative fees .........................                 1,676              2,193                544             1,150
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                21,197             26,535              6,807            14,505
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (21,197)           (14,762)               243            (6,506)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --                --
    Realized gain (loss) on sale of investments                 5,260             10,236              3,315             8,441
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 5,260             10,236              3,315             8,441
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................               144,600            168,999             91,964           168,439
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    128,663       $    164,473       $     95,522      $    170,374
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             SALOMON             SALOMON            SALOMON
                                            BROTHERS             BROTHERS          BROTHERS
    TEMPLETON                               VARIABLE             VARIABLE          VARIABLE
     GROWTH              EQUITY            AGGRESSIVE           AGGRESSIVE         GROWTH &
   SECURITIES             INDEX              GROWTH               GROWTH            INCOME              BALANCED
     FUND -            PORTFOLIO -           FUND -               FUND -            FUND -            PORTFOLIO -
     CLASS 2            CLASS II             CLASS I             CLASS II           CLASS I             SERVICE
     SHARES              SHARES              SHARES               SHARES            SHARES               SHARES
  ------------        ------------        ------------        ------------       ------------        ------------
  $     16,711        $     20,868        $         --        $         --       $      3,928        $      7,263
  ------------        ------------        ------------        ------------       ------------        ------------


        22,757              21,947               7,552              15,795              6,325               5,328
         2,016               1,981                 674               1,417                563                 475
  ------------        ------------        ------------        ------------       ------------        ------------

        24,773              23,928               8,226              17,212              6,888               5,803
  ------------        ------------        ------------        ------------       ------------        ------------

        (8,062)             (3,060)             (8,226)            (17,212)            (2,960)              1,460
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                 --                  --
         5,025               5,167                 700               7,534              1,005                 916
  ------------        ------------        ------------        ------------       ------------        ------------

         5,025               5,167                 700               7,534              1,005                 916
  ------------        ------------        ------------        ------------       ------------        ------------


       198,868             115,806              36,092              91,685             28,560              16,611
  ------------        ------------        ------------        ------------       ------------        ------------



  $    195,831        $    117,913        $     28,566        $     82,007       $     26,605        $     18,987
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            GLOBAL
                                                             LIFE              GLOBAL           WORLDWIDE
                                                           SCIENCES          TECHNOLOGY          GROWTH             LAZARD
                                                          PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        RETIREMENT
                                                            SERVICE            SERVICE           SERVICE          SMALL CAP
                                                            SHARES             SHARES            SHARES           PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $         --       $        588      $         --
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                 1,660                826              1,110             6,028
  Administrative fees .........................                   146                 74                 99               516
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                 1,806                900              1,209             6,544
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                (1,806)              (900)              (621)           (6,544)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --                --
    Realized gain (loss) on sale of investments                   546               (147)               624             4,538
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                   546               (147)               624             4,538
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                11,937               (103)               456            43,770
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     10,677       $     (1,150)      $        459      $     41,764
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             MERRILL             MERRILL
                                              LYNCH               LYNCH           OPPENHEIMER        OPPENHEIMER
                                             GLOBAL               VALUE             CAPITAL             GLOBAL
                                           ALLOCATION         OPPORTUNITIES      APPRECIATION         SECURITIES
   GROWTH AND            MID-CAP              V.I.                 V.I.            FUND/VA -          FUND/VA -
     INCOME               VALUE              FUND -               FUND -            SERVICE            SERVICE
    PORTFOLIO           PORTFOLIO           CLASS III           CLASS III           SHARES              SHARES
  ------------        ------------        ------------        -------------      ------------        ------------
  $      9,572        $      3,987        $     30,172        $         --       $      1,408        $      2,144
  ------------        ------------        ------------        ------------       ------------        ------------


        14,576              14,853               8,695               4,471             12,799               5,404
         1,281               1,294                 736                 371              1,161                 490
  ------------        ------------        ------------        ------------       ------------        ------------

        15,857              16,147               9,431               4,842             13,960               5,894
  ------------        ------------        ------------        ------------       ------------        ------------

        (6,285)            (12,160)             20,741              (4,842)           (12,552)             (3,750)
  ------------        ------------        ------------        ------------       ------------        ------------



         9,730              20,309                  --             163,784                 --                  --
        11,085               6,795               4,761              (1,262)            16,584              11,787
  ------------        ------------        ------------        ------------       ------------        ------------

        20,815              27,104               4,761             162,522             16,584              11,787
  ------------        ------------        ------------        ------------       ------------        ------------


        95,463             194,976              64,078            (102,613)            47,844              64,306
  ------------        ------------        ------------        ------------       ------------        ------------



  $    109,993        $    209,920        $     89,580        $     55,067       $     51,876        $     72,343
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                   PIONEER
                                                                                                                   AMERICA
                                                          OPPENHEIMER           REAL               TOTAL            INCOME
                                                          MAIN STREET          RETURN             RETURN             VCT
                                                           FUND/VA -         PORTFOLIO -        PORTFOLIO -      PORTFOLIO -
                                                            SERVICE        ADMINISTRATIVE     ADMINISTRATIVE       CLASS II
                                                            SHARES              CLASS              CLASS            SHARES
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $     14,177       $     71,132      $     39,499
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                   209             22,830             57,131            12,804
  Administrative fees .........................                    18              2,051              5,619             1,165
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                   227             24,881             62,750            13,969
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                  (227)           (10,704)             8,382            25,530
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --             53,724             63,135                --
    Realized gain (loss) on sale of investments                     1              5,330              9,786            (1,641)
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                     1             59,054             72,921            (1,641)
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                 1,641             43,611             41,746            (9,813)
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $      1,415       $     91,961       $    123,049      $     14,076
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         PIONEER             PIONEER                                                   PIONEER
     PIONEER            EMERGING             EQUITY              PIONEER            PIONEER             GROWTH
    BALANCED             MARKETS             INCOME               EUROPE             FUND               SHARES
       VCT                 VCT                 VCT                 VCT                VCT                VCT
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
    CLASS II            CLASS II            CLASS II             CLASS II          CLASS II            CLASS II
     SHARES              SHARES              SHARES               SHARES            SHARES              SHARES
  ------------        ------------        ------------        ------------       ------------        ------------
  $     14,405        $      2,249        $     31,108        $        268       $     21,944        $         --
  ------------        ------------        ------------        ------------       ------------        ------------


        11,588               5,160              23,148                 746             34,868              10,977
         1,060                 461               2,074                  65              3,126                 915
  ------------        ------------        ------------        ------------       ------------        ------------

        12,648               5,621              25,222                 811             37,994              11,892
  ------------        ------------        ------------        ------------       ------------        ------------

         1,757              (3,372)              5,886                (543)           (16,050)            (11,892)
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                 --                  --
         2,686               6,165              33,921                  71             16,578              (1,583)
  ------------        ------------        ------------        ------------       ------------        ------------

         2,686               6,165              33,921                  71             16,578              (1,583)
  ------------        ------------        ------------        ------------       ------------        ------------


        11,546              63,162             173,973               9,969            266,003              47,199
  ------------        ------------        ------------        ------------       ------------        ------------



  $     15,989        $     65,955        $    213,780        $      9,497       $    266,531        $     33,724
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    PIONEER
                                                            PIONEER            PIONEER            PIONEER          OAK RIDGE
                                                             HIGH           INTERNATIONAL         MID CAP          LARGE CAP
                                                             YIELD              VALUE              VALUE             GROWTH
                                                              VCT                VCT                VCT               VCT
                                                          PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                           CLASS II           CLASS II           CLASS II           CLASS II
                                                            SHARES             SHARES             SHARES             SHARES
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $    223,663       $      1,701       $      3,592      $         --
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                73,383              7,630             23,946             1,591
  Administrative fees .........................                 6,544                629              2,039               143
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                79,927              8,259             25,985             1,734
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               143,736             (6,558)           (22,393)           (1,734)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                19,500                 --             12,583                --
    Realized gain (loss) on sale of investments                  (745)             7,877              8,703                15
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                18,755              7,877             21,286                15
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                89,072             79,732            298,867            20,094
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    251,563       $     81,051       $    297,760      $     18,375
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         PIONEER
                          PAPP
     PIONEER             SMALL &             PIONEER                                PIONEER             PIONEER
      PAPP               MID CAP           REAL ESTATE           PIONEER             SMALL             STRATEGIC
 AMERICA-PACIFIC         GROWTH              SHARES             SMALL CAP           COMPANY              INCOME
    RIM FUND               VCT                 VCT              VALUE VCT             VCT                 VCT
      VCT -            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
    CLASS II            CLASS II            CLASS II             CLASS II          CLASS II             CLASS II
     SHARES              SHARES              SHARES               SHARES            SHARES               SHARES
 ---------------      ------------        ------------        ------------       ------------        ------------
  $         --        $         --        $     12,846        $         --       $         --        $     87,084
  ------------        ------------        ------------        ------------       ------------        ------------


           249                 833               5,995               8,563              3,454              25,615
            17                  82                 500                 740                293               2,286
  ------------        ------------        ------------        ------------       ------------        ------------

           266                 915               6,495               9,303              3,747              27,901
  ------------        ------------        ------------        ------------       ------------        ------------

          (266)               (915)              6,351              (9,303)            (3,747)             59,183
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                 --              23,857
            (2)              2,109               1,913               8,147              2,730              (2,764)
  ------------        ------------        ------------        ------------       ------------        ------------

            (2)              2,109               1,913               8,147              2,730              21,093
  ------------        ------------        ------------        ------------       ------------        ------------


         1,238               5,627             105,141             105,096             20,905              74,793
  ------------        ------------        ------------        ------------       ------------        ------------



  $        970        $      6,821        $    113,405        $    103,940       $     19,888        $    155,069
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            PIONEER           PUTNAM VT          PUTNAM VT
                                                             VALUE          INTERNATIONAL        SMALL CAP
                                                              VCT              EQUITY              VALUE
                                                          PORTFOLIO -          FUND -             FUND -            ALL CAP
                                                           CLASS II           CLASS IB           CLASS IB            FUND -
                                                            SHARES             SHARES             SHARES            CLASS I
                                                         ------------       -------------      ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $        428       $      1,560       $      2,313      $      4,940
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                14,004              1,913             12,103            13,392
  Administrative fees .........................                 1,231                176              1,084             1,204
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                15,235              2,089             13,187            14,596
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (14,807)              (529)           (10,874)           (9,656)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   336                 --                 --                --
    Realized gain (loss) on sale of investments                 1,610              1,932             12,731             3,522
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 1,946              1,932             12,731             3,522
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................               105,155             14,853            167,312            51,009
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     92,294       $     16,256       $    169,169      $     44,875
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        LARGE CAP           SMALL CAP             TOTAL                              DISCIPLINED
    INVESTORS            GROWTH              GROWTH               RETURN          CONVERTIBLE          MID CAP
     FUND -              FUND -              FUND -               FUND -          SECURITIES            STOCK
     CLASS I             CLASS I             CLASS I             CLASS II          PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------       ------------        ------------
  $     14,412        $      2,270        $         --        $      6,499       $     30,564        $      1,739
  ------------        ------------        ------------        ------------       ------------        ------------


        16,276              17,036              14,615               6,173             21,296               9,434
         1,440               1,585               1,306                 545              1,861                 845
  ------------        ------------        ------------        ------------       ------------        ------------

        17,716              18,621              15,921               6,718             23,157              10,279
  ------------        ------------        ------------        ------------       ------------        ------------

        (3,304)            (16,351)            (15,921)               (219)             7,407              (8,540)
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --               7,812                 --              18,228
        16,992              (2,178)              3,883               6,204              9,933               1,924
  ------------        ------------        ------------        ------------       ------------        ------------

        16,992              (2,178)              3,883              14,016              9,933              20,152
  ------------        ------------        ------------        ------------       ------------        ------------


        52,241               2,982             158,887              12,102             42,968              65,763
  ------------        ------------        ------------        ------------       ------------        ------------



  $     65,929        $    (15,547)       $    146,849        $     25,899       $     60,308        $     77,375
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           EQUITY             FEDERATED         FEDERATED
                                                           INCOME            HIGH YIELD           STOCK           LARGE CAP
                                                          PORTFOLIO           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $     20,157       $     87,378       $      2,590      $      2,826
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                18,308             16,587              2,327             5,194
  Administrative fees .........................                 1,676              1,497                195               481
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                19,984             18,084              2,522             5,675
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                   173             69,294                 68            (2,849)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                64,993                 --                 --                --
    Realized gain (loss) on sale of investments                 1,410              6,906                245             1,501
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                66,403              6,906                245             1,501
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                47,181             10,538             12,325            15,326
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    113,757       $     86,738       $     12,638      $     13,978
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MERRILL
     LAZARD               LYNCH                MFS                 MFS
  INTERNATIONAL         LARGE CAP           EMERGING             MID CAP              MFS              PIONEER
      STOCK               CORE               GROWTH               GROWTH             VALUE               FUND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
  -------------       ------------        ------------        ------------       ------------        ------------
  $      7,258        $      3,059        $         --        $         --       $        541        $        168
  ------------        ------------        ------------        ------------       ------------        ------------


         6,126               5,953               1,878               7,437                207                 148
           542                 497                 168                 680                 16                  13
  ------------        ------------        ------------        ------------       ------------        ------------

         6,668               6,450               2,046               8,117                223                 161
  ------------        ------------        ------------        ------------       ------------        ------------

           590              (3,391)             (2,046)             (8,117)               318                   7
  ------------        ------------        ------------        ------------       ------------        ------------



            --                  --                  --                  --                415                  --
         1,127                 321                 778               3,554                  7                  (3)
  ------------        ------------        ------------        ------------       ------------        ------------

         1,127                 321                 778               3,554                422                  (3)
  ------------        ------------        ------------        ------------       ------------        ------------


        50,641              64,809              11,398              51,032              1,986               1,744
  ------------        ------------        ------------        ------------       ------------        ------------



  $     52,358        $     61,739        $     10,130        $     46,469       $      2,726        $      1,748
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            SOCIAL            TRAVELERS            U.S.
                                                           AWARENESS           QUALITY          GOVERNMENT       AIM CAPITAL
                                                             STOCK              BOND            SECURITIES       APPRECIATION
                                                           PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $         37       $     81,862       $        232      $        640
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                    19             26,774                 30             6,733
  Administrative fees .........................                     2              2,461                  3               561
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                    21             29,235                 33             7,294
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............                    16             52,627                199            (6,654)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --                --
    Realized gain (loss) on sale of investments                     1             (3,110)                 1               934
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                     1             (3,110)                 1               934
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................                   454            (24,900)               (23)           28,539
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $        471       $     24,617       $        177      $     22,819
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                               SB
                                           ADJUSTABLE
                                              RATE
       MFS               PIONEER             INCOME                                COMSTOCK           ENTERPRISE
      TOTAL             STRATEGIC          PORTFOLIO -          STRATEGIC         PORTFOLIO -        PORTFOLIO -
     RETURN              INCOME              CLASS I              EQUITY           CLASS II            CLASS II
    PORTFOLIO           PORTFOLIO            SHARES             PORTFOLIO           SHARES              SHARES
  ------------        ------------        ------------        ------------       ------------        ------------
  $    157,417        $      1,653        $      4,125        $      3,257       $     13,766        $        413
  ------------        ------------        ------------        ------------       ------------        ------------


        82,183                 134               4,037               4,101             35,431               5,174
         7,447                  10                 408                 355              3,134                 457
  ------------        ------------        ------------        ------------       ------------        ------------

        89,630                 144               4,445               4,456             38,565               5,631
  ------------        ------------        ------------        ------------       ------------        ------------

        67,787               1,509                (320)             (1,199)           (24,799)             (5,218)
  ------------        ------------        ------------        ------------       ------------        ------------



       160,535                  --                  --                  --                 --                  --
        28,757                   7                 125               3,777             10,512               2,428
  ------------        ------------        ------------        ------------       ------------        ------------

       189,292                   7                 125               3,777             10,512               2,428
  ------------        ------------        ------------        ------------       ------------        ------------


       244,577                (294)             (1,265)             16,288            331,067               6,765
  ------------        ------------        ------------        ------------       ------------        ------------



  $    501,656        $      1,222        $     (1,460)       $     18,866       $    316,780        $      3,975
  ============        ============        ============        ============       ============        ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              DYNAMIC
                                                                              CAPITAL
                                                         CONTRAFUND(R)      APPRECIATION          MID CAP
                                                          PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                                            SERVICE           SERVICE            SERVICE
                                                            CLASS 2           CLASS 2            CLASS 2           COMBINED
                                                         ------------       ------------       ------------      ------------
INVESTMENT INCOME:
  Dividends ...................................          $      1,463       $         --       $         --      $  1,233,620
                                                         ------------       ------------       ------------      ------------

EXPENSES:
  Insurance charges ...........................                18,594                632             17,783         1,225,428
  Administrative fees .........................                 1,577                 54              1,569           109,972
                                                         ------------       ------------       ------------      ------------

    Total expenses ............................                20,171                686             19,352         1,335,400
                                                         ------------       ------------       ------------      ------------

      Net investment income (loss) ............               (18,708)              (686)           (19,352)         (101,780)
                                                         ------------       ------------       ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                 --           689,512
    Realized gain (loss) on sale of investments                 7,048                 32             10,288           418,668
                                                         ------------       ------------       ------------      ------------

      Realized gain (loss) ....................                 7,048                 32             10,288         1,108,180
                                                         ------------       ------------       ------------      ------------

    Change in unrealized gain (loss)
      on investments ..........................               170,729              5,288            273,849         6,825,432
                                                         ------------       ------------       ------------      ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    159,069       $      4,634       $    264,785      $  7,831,832
                                                         ============       ============       ============      ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                             CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (5,555)  $       (772)  $      8,514   $         --   $        941   $         --
  Realized gain (loss) ..................          3,302             54            150             --            472             --
  Change in unrealized gain (loss)
    on investments ......................         60,014         19,407         (4,187)            --          1,837             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         57,761         18,689          4,477             --          3,250             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         74,550        240,789         94,617             --         40,556             --
  Participant transfers from other
    funding options .....................         25,659            538         42,670             --         11,948             --
  Administrative charges ................            (76)            (5)            (1)            --             (4)            --
  Contract surrenders ...................        (10,626)          (823)          (147)            --           (149)            --
  Participant transfers to other
    funding options .....................         (3,601)           (57)          (341)            --             --             --
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         85,906        240,442        136,798             --         52,351             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        143,667        259,131        141,275             --         55,601             --


NET ASSETS:
    Beginning of year ...................        259,131             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    402,798   $    259,131   $    141,275   $         --   $     55,601   $         --
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                AIM V.I. CAPITAL              AIM V.I. MID CAP
                                                                              APPRECIATION FUND -            CORE EQUITY FUND -
                                               MONEY MARKET PORTFOLIO              SERIES II                     SERIES II
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (11,449)  $     (3,766)  $    (10,221)  $     (1,319)  $     (9,772)  $       (855)
  Realized gain (loss) ..................             --             --          1,814          2,252         47,139          1,212
  Change in unrealized gain (loss)
    on investments ......................             --             --         45,037         17,577         35,339         10,261
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        (11,449)        (3,766)        36,630         18,510         72,706         10,618
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        783,674      2,085,667        352,647        299,618        357,872        160,408
  Participant transfers from other
    funding options .....................      1,078,501        581,908        235,701         11,325        327,246         15,626
  Administrative charges ................           (214)           (24)           (57)            (2)           (67)            (2)
  Contract surrenders ...................        (68,955)          (198)       (12,625)        (3,588)       (31,333)           (20)
  Participant transfers to other
    funding options .....................     (2,535,362)      (583,989)       (14,337)       (31,889)       (28,217)        (4,336)
  Other payments to participants ........             --             --       (100,610)            --             --           (145)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (742,356)     2,083,364        460,719        275,464        625,501        171,531
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (753,805)     2,079,598        497,349        293,974        698,207        182,149


NET ASSETS:
    Beginning of year ...................      2,079,598             --        293,974             --        182,149             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,325,793   $  2,079,598   $    791,323   $    293,974   $    880,356   $    182,149
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      ALLIANCEBERNSTEIN
       PREMIER GROWTH                 GLOBAL GROWTH                GROWTH FUND -                 GROWTH-INCOME
     PORTFOLIO - CLASS B          FUND - CLASS 2 SHARES            CLASS 2 SHARES            FUND - CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (1,525)  $       (502)  $    (20,805)  $     (2,881)  $    (72,435)  $     (7,375)  $    (33,766)  $      7,039
       1,419             22          1,680            525         17,246             21         14,851            521

       6,072          4,846        216,958         71,338        598,861        154,794        472,994        159,216
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       5,966          4,366        197,833         68,982        543,672        147,440        454,079        166,776
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       4,193         64,797        953,127        607,006      2,803,589      1,765,463      3,805,693      1,927,701

      50,934            349        296,842         63,933      1,264,407        290,613        911,013        182,451
         (19)            (2)           (95)            (2)          (294)           (10)          (248)           (11)
      (7,831)          (130)       (11,769)            --        (98,646)        (1,321)       (38,485)        (1,440)

     (16,288)            --         (6,900)           (54)       (49,102)       (21,751)       (40,188)       (10,362)
          --             --             --             --       (136,926)            --        (84,142)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      30,989         65,014      1,231,205        670,883      3,783,028      2,032,994      4,553,643      2,098,339
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      36,955         69,380      1,429,038        739,865      4,326,700      2,180,434      5,007,722      2,265,115



      69,380             --        739,865             --      2,180,434             --      2,265,115             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    106,335   $     69,380   $  2,168,903   $    739,865   $  6,507,134   $  2,180,434   $  7,272,837   $  2,265,115
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                  DREYFUS VIF                   DREYFUS VIF
                                                 DELAWARE VIP REIT          APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
                                              SERIES - STANDARD CLASS            INITIAL SHARES          PORTFOLIO - INITIAL SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (2,804)  $     (2,228)  $      2,044   $      1,179   $     (9,134)  $     (1,370)
  Realized gain (loss) ..................         25,958            794            695            328          4,164            911
  Change in unrealized gain (loss)
    on investments ......................        271,199         46,368         10,933         10,064         51,973         24,664
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        294,353         44,934         13,672         11,571         47,003         24,205
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        596,577        333,881        243,145        132,878        266,698        169,200
  Participant transfers from other
    funding options .....................        426,852        196,352        102,152         60,200        152,648        144,903
  Administrative charges ................           (135)            (4)           (66)            (4)           (69)            (1)
  Contract surrenders ...................        (96,760)            --        (19,635)            --        (78,055)          (317)
  Participant transfers to other
    funding options .....................       (109,786)       (12,637)       (20,729)       (42,027)        (1,930)       (12,184)
  Other payments to participants ........         (7,727)            --             --             --         (5,655)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        809,021        517,592        304,867        151,047        333,637        301,601
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      1,103,374        562,526        318,539        162,618        380,640        325,806


NET ASSETS:
    Beginning of year ...................        562,526             --        162,618             --        325,806             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,665,900   $    562,526   $    481,157   $    162,618   $    706,446   $    325,806
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       FRANKLIN RISING                                              MUTUAL SHARES             TEMPLETON DEVELOPING
    DIVIDENDS SECURITIES            FRANKLIN SMALL CAP            SECURITIES FUND -            MARKETS SECURITIES
    FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES             CLASS 2 SHARES           FUND - CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (16,388)  $     (2,887)  $    (21,197)  $     (2,017)  $    (14,762)  $     (3,597)  $        243   $       (423)
      34,943          2,784          5,260             25         10,236            420          3,315            152

     135,736         48,447        144,600         30,036        168,999         65,432         91,964         13,144
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     154,291         48,344        128,663         28,044        164,473         62,255         95,522         12,873
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     878,035        655,067        814,553        468,571        578,550        715,523        357,818        113,431

     542,747         91,990        306,415         31,614        380,875        133,872         40,593         13,807
        (115)            (1)           (92)            (1)           (66)            (4)           (37)            --
     (50,252)          (682)       (23,948)            --        (70,366)          (876)          (592)            --

     (14,885)       (70,928)       (19,254)            --        (31,658)       (12,431)        (7,945)            --
    (103,214)            --       (102,503)            --             --             --        (16,596)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,252,316        675,446        975,171        500,184        857,335        836,084        373,241        127,238
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,406,607        723,790      1,103,834        528,228      1,021,808        898,339        468,763        140,111



     723,790             --        528,228             --        898,339             --        140,111             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,130,397   $    723,790   $  1,632,062   $    528,228   $  1,920,147   $    898,339   $    608,874   $    140,111
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 TEMPLETON FOREIGN              TEMPLETON GROWTH
                                                 SECURITIES FUND -             SECURITIES FUND -                EQUITY INDEX
                                                   CLASS 2 SHARES                CLASS 2 SHARES         PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (6,506)  $       (811)  $     (8,062)  $     (1,882)  $     (3,060)  $      2,945
  Realized gain (loss) ..................          8,441             26          5,025             45          5,167            187
  Change in unrealized gain (loss)
    on investments ......................        168,439         18,478        198,868         51,026        115,806         68,381
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        170,374         17,693        195,831         49,189        117,913         71,513
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        798,669        162,763        787,003        420,507        477,071        723,277
  Participant transfers from other
    funding options .....................        328,590         37,724        374,924        117,514        208,950         79,042
  Administrative charges ................            (75)            (1)          (109)            (3)          (237)           (10)
  Contract surrenders ...................        (31,107)           (31)       (17,828)          (134)       (41,892)            --
  Participant transfers to other
    funding options .....................         (6,820)           (18)       (28,708)        (2,290)       (24,903)            (3)
  Other payments to participants ........         (1,694)            --         (5,572)            --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,087,563        200,437      1,109,710        535,594        618,989        802,306
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      1,257,937        218,130      1,305,541        584,783        736,902        873,819


NET ASSETS:
    Beginning of year ...................        218,130             --        584,783             --        873,819             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,476,067   $    218,130   $  1,890,324   $    584,783   $  1,610,721   $    873,819
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SALOMON BROTHERS               SALOMON BROTHERS              SALOMON BROTHERS
 VARIABLE AGGRESSIVE GROWTH     VARIABLE AGGRESSIVE GROWTH     VARIABLE GROWTH & INCOME       BALANCED PORTFOLIO -
    FUND - CLASS I SHARES         FUND - CLASS II SHARES         FUND - CLASS I SHARES           SERVICE SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (8,226)  $     (1,162)  $    (17,212)  $       (941)  $     (2,960)  $       (288)  $      1,460   $      1,150
         700            126          7,534            855          1,005             20            916          1,085

      36,092         19,866         91,685         18,258         28,560         18,036         16,611         11,139
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      28,566         18,830         82,007         18,172         26,605         17,768         18,987         13,374
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     354,884        137,825        767,924        223,996        161,609        250,120         74,023        228,422

      30,713         48,155        524,378         32,594          8,294             --          6,374         44,609
         (62)            (3)          (123)            (1)           (53)            (1)           (45)            (1)
      (1,581)            --         (7,851)        (1,781)       (12,299)            --           (514)            --

      (2,272)            --        (42,382)       (32,350)          (940)            --        (15,963)       (31,953)
          --             --         (1,686)            --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     381,682        185,977      1,240,260        222,458        156,611        250,119         63,875        241,077
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     410,248        204,807      1,322,267        240,630        183,216        267,887         82,862        254,451



     204,807             --        240,630             --        267,887             --        254,451             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    615,055   $    204,807   $  1,562,897   $    240,630   $    451,103   $    267,887   $    337,313   $    254,451
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                GLOBAL LIFE SCIENCES           GLOBAL TECHNOLOGY              WORLDWIDE GROWTH
                                             PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (1,806)  $       (419)  $       (900)  $       (172)  $       (621)  $       (260)
  Realized gain (loss) ..................            546             14           (147)             9            624             24
  Change in unrealized gain (loss)
    on investments ......................         11,937          6,649           (103)         2,487            456          6,123
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         10,677          6,244         (1,150)         2,324            459          5,887
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         24,726         61,716         18,311         32,967         17,076         42,072
  Participant transfers from other
    funding options .....................          3,669          3,831         12,767          8,000            685         10,145
  Administrative charges ................            (12)            (2)            (4)            --            (28)            (3)
  Contract surrenders ...................         (2,201)            --             --             --           (638)          (131)
  Participant transfers to other
    funding options .....................           (341)            --         (7,542)            --        (14,062)            --
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         25,841         65,545         23,532         40,967          3,033         52,083
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         36,518         71,789         22,382         43,291          3,492         57,970


NET ASSETS:
    Beginning of year ...................         71,789             --         43,291             --         57,970             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    108,307   $     71,789   $     65,673   $     43,291   $     61,462   $     57,970
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                 MERRILL LYNCH
      LAZARD RETIREMENT                 GROWTH AND                 MID-CAP VALUE             GLOBAL ALLOCATION V.I.
     SMALL CAP PORTFOLIO             INCOME PORTFOLIO                PORTFOLIO                  FUND - CLASS III
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (6,544)  $       (886)  $     (6,285)  $        494   $    (12,160)  $         12   $     20,741   $         90
       4,538             71         20,815             65         27,104          2,501          4,761             --

      43,770         18,050         95,463         33,888        194,976         22,133         64,078             47
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      41,764         17,235        109,993         34,447        209,920         24,646         89,580            137
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     133,780        169,590        377,690        379,182        597,231        234,024        587,487          3,202

     139,588          2,700        385,589         34,870        540,194         14,920        426,978             --
         (64)            (2)           (43)            (1)           (58)            (1)           (14)            --
     (29,133)          (139)       (11,263)        (1,458)        (8,077)          (211)        (4,820)            --

     (29,306)        (2,434)       (47,512)          (960)       (57,463)            --         (5,318)            --
          --             --        (44,497)            --             --             --       (110,046)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     214,865        169,715        659,964        411,633      1,071,827        248,732        894,267          3,202
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     256,629        186,950        769,957        446,080      1,281,747        273,378        983,847          3,339



     186,950             --        446,080             --        273,378             --          3,339             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    443,579   $    186,950   $  1,216,037   $    446,080   $  1,555,125   $    273,378   $    987,186   $      3,339
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                MERRILL LYNCH VALUE           OPPENHEIMER CAPITAL            OPPENHEIMER GLOBAL
                                                 OPPORTUNITIES V.I.          APPRECIATION FUND/VA -         SECURITIES FUND/VA -
                                                  FUND - CLASS III               SERVICE SHARES                SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (4,842)  $         --   $    (12,552)  $     (2,225)  $     (3,750)  $       (228)
  Realized gain (loss) ..................        162,522             --         16,584            279         11,787            236
  Change in unrealized gain (loss)
    on investments ......................       (102,613)           215         47,844         38,177         64,306          9,422
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         55,067            215         51,876         36,231         72,343          9,430
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        306,580          3,540         75,276        678,732         99,120        186,694
  Participant transfers from other
    funding options .....................        293,281          2,046        138,967          8,032        140,987         27,666
  Administrative charges ................             (3)            --            (34)            --            (32)            --
  Contract surrenders ...................         (4,655)            --        (10,544)            --         (3,632)            --
  Participant transfers to other
    funding options .....................        (39,773)            --         (1,276)            --        (19,406)            --
  Other payments to participants ........             --             --             --           (301)        (1,266)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        555,430          5,586        202,389        686,463        215,771        214,360
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        610,497          5,801        254,265        722,694        288,114        223,790


NET ASSETS:
    Beginning of year ...................          5,801             --        722,694             --        223,790             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    616,298   $      5,801   $    976,959   $    722,694   $    511,904   $    223,790
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

         OPPENHEIMER                   REAL RETURN                  TOTAL RETURN                PIONEER AMERICA
    MAIN STREET FUND/VA -              PORTFOLIO -                  PORTFOLIO -              INCOME VCT PORTFOLIO -
        SERVICE SHARES             ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS            CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (227)  $         --   $    (10,704)  $     (1,860)  $      8,382   $      7,911   $     25,530   $      1,270
           1             --         59,054         13,407         72,921         21,471         (1,641)            11

       1,641             --         43,611            287         41,746          1,751         (9,813)           211
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,415             --         91,961         11,834        123,049         31,133         14,076          1,492
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      23,115             --        675,054        672,073      1,454,136      2,332,527        558,467        185,980

          --             --        679,101         42,077        756,892        575,795        451,739         33,821
          --             --           (154)            (3)          (555)           (64)           (44)            --
          --             --        (42,679)          (243)      (514,557)       (20,449)        (8,729)          (665)

          --             --       (221,732)       (12,504)      (311,255)       (15,684)      (224,343)            --
          --             --        (15,975)            --        (52,216)            --         (2,621)          (404)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      23,115             --      1,073,615        701,400      1,332,445      2,872,125        774,469        218,732
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      24,530             --      1,165,576        713,234      1,455,494      2,903,258        788,545        220,224



          --             --        713,234             --      2,903,258             --        220,224             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     24,530   $         --   $  1,878,810   $    713,234   $  4,358,752   $  2,903,258   $  1,008,769   $    220,224
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                  PIONEER BALANCED              PIONEER EMERGING               PIONEER EQUITY
                                                  VCT PORTFOLIO -            MARKETS VCT PORTFOLIO -       INCOME VCT PORTFOLIO -
                                                   CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      1,757   $        931   $     (3,372)  $       (649)  $      5,886   $      3,276
  Realized gain (loss) ..................          2,686            154          6,165          2,415         33,921          2,588
  Change in unrealized gain (loss)
    on investments ......................         11,546         14,962         63,162         19,724        173,973         48,697
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         15,989         16,047         65,955         21,490        213,780         54,561
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        367,610        365,263        267,523        107,768        483,965        939,986
  Participant transfers from other
    funding options .....................        191,095         16,296        152,785         37,459        402,375         59,614
  Administrative charges ................            (44)            --            (30)            (1)           (92)            (5)
  Contract surrenders ...................        (27,397)        (4,092)       (16,750)            --        (14,530)          (454)
  Participant transfers to other
    funding options .....................        (40,721)            --        (76,227)       (17,930)       (88,228)       (48,553)
  Other payments to participants ........        (97,689)          (134)        (1,652)            --       (102,348)          (265)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        392,854        377,333        325,649        127,296        681,142        950,323
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        408,843        393,380        391,604        148,786        894,922      1,004,884


NET ASSETS:
    Beginning of year ...................        393,380             --        148,786             --      1,004,884             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    802,223   $    393,380   $    540,390   $    148,786   $  1,899,806   $  1,004,884
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       PIONEER EUROPE                  PIONEER FUND                PIONEER GROWTH              PIONEER HIGH YIELD
       VCT PORTFOLIO -               VCT PORTFOLIO -           SHARES VCT PORTFOLIO -           VCT PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES              CLASS II SHARES               CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (543)  $        (82)  $    (16,050)  $     (1,120)  $    (11,892)  $     (2,630)  $    143,736   $     33,755
          71              3         16,578          1,874         (1,583)         2,445         18,755          4,229

       9,969          2,730        266,003         62,512         47,199         23,614         89,072        108,220
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,497          2,651        266,531         63,266         33,724         23,429        251,563        146,204
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      48,972         24,120      1,098,513        644,909        247,490        454,346      2,160,291      2,376,013

      10,749             --      1,160,410        230,253         96,287         97,349        971,061        364,673
          (3)            --           (116)            (1)           (54)            (2)          (451)           (36)
          --             --       (114,505)        (2,063)        (9,988)        (3,599)      (200,141)       (12,535)

          --             --        (40,114)            --        (95,644)       (23,229)      (612,300)       (60,385)
          --             --         (5,347)          (313)            --        (72,390)       (10,610)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      59,718         24,120      2,098,841        872,785        238,091        452,475      2,307,850      2,667,730
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      69,215         26,771      2,365,372        936,051        271,815        475,904      2,559,413      2,813,934



      26,771             --        936,051             --        475,904             --      2,813,934             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     95,986   $     26,771   $  3,301,423   $    936,051   $    747,719   $    475,904   $  5,373,347   $  2,813,934
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                             PIONEER OAK RIDGE
                                               PIONEER INTERNATIONAL            PIONEER MID CAP               LARGE CAP GROWTH
                                               VALUE VCT PORTFOLIO -          VALUE VCT PORTFOLIO -           VCT PORTFOLIO -
                                                   CLASS II SHARES              CLASS II SHARES               CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (6,558)  $     (1,573)  $    (22,393)  $     (2,372)  $     (1,734)  $         --
  Realized gain (loss) ..................          7,877             99         21,286            930             15             --
  Change in unrealized gain (loss)
    on investments ......................         79,732         40,305        298,867         50,997         20,094             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         81,051         38,831        297,760         49,555         18,375             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        288,116        252,787        905,350        501,490        144,523             --
  Participant transfers from other
    funding options .....................         15,103            276        592,204         53,651        116,798             --
  Administrative charges ................             (4)            --            (76)            (4)            (3)            --
  Contract surrenders ...................           (230)            --        (13,601)          (556)          (271)            --
  Participant transfers to other
    funding options .....................        (50,892)            --        (67,089)          (844)          (179)            --
  Other payments to participants ........             --             --             --           (128)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        252,093        253,063      1,416,788        553,609        260,868             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        333,144        291,894      1,714,548        603,164        279,243             --


NET ASSETS:
    Beginning of year ...................        291,894             --        603,164             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    625,038   $    291,894   $  2,317,712   $    603,164   $    279,243   $         --
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        PIONEER PAPP                   PIONEER PAPP
     AMERICA-PACIFIC RIM             SMALL & MID CAP            PIONEER REAL ESTATE            PIONEER SMALL CAP
         FUND VCT -               GROWTH VCT PORTFOLIO -       SHARES VCT PORTFOLIO -         VALUE VCT PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (266)  $         --   $       (915)  $         --   $      6,351   $      1,700   $     (9,303)  $       (895)
          (2)            --          2,109             --          1,913            348          8,147          3,986

       1,238             --          5,627             --        105,141          6,464        105,096         17,261
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         970             --          6,821             --        113,405          8,512        103,940         20,352
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      10,550             --         96,614             --        182,391        132,832        408,180        269,966

      26,396             --         81,592             --        111,965         36,208        162,245         22,927
          (2)            --             --             --            (30)            --            (36)            --
          --             --           (284)            --         (2,022)             2         (4,003)          (110)

          --             --             --             --        (16,002)        (2,178)       (80,568)       (82,376)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      36,944             --        177,922             --        276,302        166,864        485,818        210,407
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      37,914             --        184,743             --        389,707        175,376        589,758        230,759



          --             --             --             --        175,376             --        230,759             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     37,914   $         --   $    184,743   $         --   $    565,083   $    175,376   $    820,517   $    230,759
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               PIONEER SMALL COMPANY           PIONEER STRATEGIC
                                                  VCT PORTFOLIO -            INCOME VCT PORTFOLIO -          PIONEER VALUE VCT
                                                  CLASS II SHARES                CLASS II SHARES        PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (3,747)  $     (1,256)  $     59,183   $      2,574   $    (14,807)  $     (1,330)
  Realized gain (loss) ..................          2,730          2,382         21,093          1,123          1,946            244
  Change in unrealized gain (loss)
    on investments ......................         20,905         12,072         74,793          7,470        105,155         28,939
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         19,888         13,198        155,069         11,167         92,294         27,853
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         37,886        192,125        930,125        409,199        351,217        474,670
  Participant transfers from other
    funding options .....................          4,929          1,757      1,231,789         60,267        297,108          2,282
  Administrative charges ................            (14)            --           (111)            (3)           (47)            --
  Contract surrenders ...................        (24,701)           (20)       (19,709)          (177)       (12,214)            --
  Participant transfers to other
    funding options .....................           (654)       (31,670)      (177,159)      (113,475)       (18,395)            --
  Other payments to participants ........             --             --         (4,496)            --         (4,483)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         17,446        162,192      1,960,439        355,811        613,186        476,952
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         37,334        175,390      2,115,508        366,978        705,480        504,805


NET ASSETS:
    Beginning of year ...................        175,390             --        366,978             --        504,805             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    212,724   $    175,390   $  2,482,486   $    366,978   $  1,210,285   $    504,805
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          PUTNAM VT                     PUTNAM VT
     INTERNATIONAL EQUITY            SMALL CAP VALUE
   FUND - CLASS IB SHARES         FUND - CLASS IB SHARES       ALL CAP FUND - CLASS I       INVESTORS FUND - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (529)  $       (500)  $    (10,874)  $     (2,035)  $     (9,656)  $     (1,158)  $     (3,304)  $      4,786
       1,932             32         12,731            566          3,522             33         16,992            808

      14,853         10,640        167,312         57,591         51,009         43,963         52,241         55,237
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      16,256         10,172        169,169         56,122         44,875         42,838         65,929         60,831
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      39,208         67,928        358,643        298,255        310,184        285,575        373,231        476,861

       4,349          8,962        161,448         70,978        195,283        169,274        161,745        156,753
         (21)            (4)           (97)            (3)          (120)            (4)          (118)            (2)
          --             --        (55,621)            --        (86,417)            --        (53,576)          (431)

     (11,524)           (31)       (34,058)        (3,037)        (7,774)          (219)      (194,664)       (26,724)
          --             --          2,103             --             --             --          3,505             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      32,012         76,855        432,418        366,193        411,156        454,626        290,123        606,457
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      48,268         87,027        601,587        422,315        456,031        497,464        356,052        667,288



      87,027             --        422,315             --        497,464             --        667,288             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    135,295   $     87,027   $  1,023,902   $    422,315   $    953,495   $    497,464   $  1,023,340   $    667,288
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                  LARGE CAP GROWTH              SMALL CAP GROWTH                TOTAL RETURN
                                                   FUND - CLASS I                FUND - CLASS I               FUND - CLASS II
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (16,351)  $     (1,805)  $    (15,921)  $     (2,491)  $       (219)  $       (360)
  Realized gain (loss) ..................         (2,178)            61          3,883            410         14,016          1,956
  Change in unrealized gain (loss)
    on investments ......................          2,982         34,656        158,887         59,539         12,102          5,414
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        (15,547)        32,912        146,849         57,458         25,899          7,010
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        866,902        495,774        642,000        381,282        179,955        132,855
  Participant transfers from other
    funding options .....................         49,158            858        129,383         63,749        160,666         21,634
  Administrative charges ................           (101)            (3)           (85)            (5)           (26)            --
  Contract surrenders ...................         (7,249)            --         (3,915)            --        (10,042)        (3,589)
  Participant transfers to other
    funding options .....................        (84,625)        (7,217)       (74,222)        (1,293)       (70,216)            --
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        824,085        489,412        693,161        443,733        260,337        150,900
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        808,538        522,324        840,010        501,191        286,236        157,910


NET ASSETS:
    Beginning of year ...................        522,324             --        501,191             --        157,910             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,330,862   $    522,324   $  1,341,201   $    501,191   $    444,146   $    157,910
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                       DISCIPLINED                                                 FEDERATED
         CONVERTIBLE                  MID CAP STOCK                                                HIGH YIELD
    SECURITIES PORTFOLIO                PORTFOLIO             EQUITY INCOME PORTFOLIO              PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$      7,407   $     17,552   $     (8,540)  $       (563)  $        173   $      1,573   $     69,294   $     35,489
       9,933            235         20,152            346         66,403            188          6,906            486

      42,968          8,731         65,763         27,769         47,181         33,472         10,538         (4,339)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      60,308         26,518         77,375         27,552        113,757         35,233         86,738         31,636
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     832,074        566,585        207,404        306,476        750,944        339,849        341,211        439,706

     131,841        123,469         32,247         47,871        370,888         76,736        425,204        122,800
        (111)            (2)           (62)            (5)          (119)            (7)           (76)            (3)
     (73,938)            --         (2,500)            --        (10,563)          (130)       (69,239)          (811)

    (193,007)        (2,948)       (12,080)        (5,666)       (48,921)        (6,384)       (88,527)       (10,524)
     (13,185)            --         (7,660)            --             --             --        (28,745)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     683,674        687,104        217,349        348,676      1,062,229        410,064        579,828        551,168
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     743,982        713,622        294,724        376,228      1,175,986        445,297        666,566        582,804



     713,622             --        376,228             --        445,297             --        582,804             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,457,604   $    713,622   $    670,952   $    376,228   $  1,621,283   $    445,297   $  1,249,370   $    582,804
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                            LAZARD INTERNATIONAL
                                             FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO              STOCK PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $         68   $        568   $     (2,849)  $       (106)  $        590   $      2,660
  Realized gain (loss) ..................            245             59          1,501            (39)         1,127            204
  Change in unrealized gain (loss)
    on investments ......................         12,325          8,928         15,326         14,174         50,641         18,245
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         12,638          9,555         13,978         14,029         52,358         21,109
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         39,125         79,264        138,258        165,377        133,546        198,685
  Participant transfers from other
    funding options .....................         48,280             87         19,636         39,058         99,492         10,356
  Administrative charges ................            (13)            (2)           (71)            (6)           (62)            (4)
  Contract surrenders ...................             --             --             --             --         (2,411)           (99)
  Participant transfers to other
    funding options .....................           (742)          (573)       (27,144)            --         (7,032)          (311)
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         86,650         78,776        130,679        204,429        223,533        208,627
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         99,288         88,331        144,657        218,458        275,891        229,736


NET ASSETS:
    Beginning of year ...................         88,331             --        218,458             --        229,736             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    187,619   $     88,331   $    363,115   $    218,458   $    505,627   $    229,736
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        MERRILL LYNCH
       LARGE CAP CORE                  MFS EMERGING                 MFS MID CAP
          PORTFOLIO                  GROWTH PORTFOLIO             GROWTH PORTFOLIO            MFS VALUE PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (3,391)  $       (146)  $     (2,046)  $       (223)  $     (8,117)  $     (1,437)  $        318   $         --
         321             22            778              9          3,554             74            422             --

      64,809          6,813         11,398          3,068         51,032         21,925          1,986             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      61,739          6,689         10,130          2,854         46,469         20,562          2,726             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     280,909         83,595         62,128         62,756        199,236        254,594         35,928             --

     224,119          2,648         10,828            887         62,217          2,661         11,546             --
          (9)            --            (53)            (3)           (77)            (4)            (2)            --
     (11,779)            --        (21,516)          (121)       (17,316)          (190)            --             --

     (40,795)            --           (371)           (71)       (37,630)          (267)           (11)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     452,445         86,243         51,016         63,448        206,430        256,794         47,461             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     514,184         92,932         61,146         66,302        252,899        277,356         50,187             --



      92,932             --         66,302             --        277,356             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    607,116   $     92,932   $    127,448   $     66,302   $    530,255   $    277,356   $     50,187   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                SOCIAL AWARENESS             TRAVELERS QUALITY
                                               PIONEER FUND PORTFOLIO           STOCK PORTFOLIO                BOND PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $          7   $         --   $         16   $         --   $     52,627   $     47,030
  Realized gain (loss) ..................             (3)            --              1             --         (3,110)         2,613
  Change in unrealized gain (loss)
    on investments ......................          1,744             --            454             --        (24,900)       (36,408)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........          1,748             --            471             --         24,617         13,235
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         29,714             --             --             --        802,422      1,028,064
  Participant transfers from other
    funding options .....................         11,126             --          6,000             --        233,899        264,127
  Administrative charges ................             (3)            --             --             --           (262)            (7)
  Contract surrenders ...................             --             --             --             --       (211,925)        (1,481)
  Participant transfers to other
    funding options .....................           (714)            --             --             --       (169,914)      (170,755)
  Other payments to participants ........             --             --             --             --        (41,490)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         40,123             --          6,000             --        612,730      1,119,948
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         41,871             --          6,471             --        637,347      1,133,183


NET ASSETS:
    Beginning of year ...................             --             --             --             --      1,133,183             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $     41,871   $         --   $      6,471   $         --   $  1,770,530   $  1,133,183
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       U.S. GOVERNMENT                 AIM CAPITAL                MFS TOTAL RETURN             PIONEER STRATEGIC
    SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO             PORTFOLIO                  INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        199   $         --   $     (6,654)  $       (985)  $     67,787   $     57,318   $      1,509   $         --
           1             --            934             32        189,292          1,919              7             --

         (23)            --         28,539         17,301        244,577         96,708           (294)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         177             --         22,819         16,348        501,656        155,945          1,222             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      12,691             --        142,540        247,048      2,244,928      2,209,701         11,052             --

          --             --         77,512          3,623        623,294        983,904         13,072             --
          (1)            --            (58)            (6)          (576)           (26)            --             --
          --             --        (22,419)            --       (228,126)        (1,883)          (149)            --

          --             --           (727)          (232)      (272,181)       (52,684)            --             --
          --             --             --             --        (33,833)            --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      12,690             --        196,848        250,433      2,333,506      3,139,012         23,975             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      12,867             --        219,667        266,781      2,835,162      3,294,957         25,197             --



          --             --        266,781             --      3,294,957             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     12,867   $         --   $    486,448   $    266,781   $  6,130,119   $  3,294,957   $     25,197   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 SB ADJUSTABLE RATE
                                                 INCOME PORTFOLIO -             STRATEGIC EQUITY            COMSTOCK PORTFOLIO -
                                                   CLASS I SHARES                  PORTFOLIO                  CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (320)  $         --   $     (1,199)  $     (1,454)  $    (24,799)  $     (5,241)
  Realized gain (loss) ..................            125             --          3,777            154         10,512          2,014
  Change in unrealized gain (loss)
    on investments ......................         (1,265)            --         16,288         20,611        331,067        104,265
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         (1,460)            --         18,866         19,311        316,780        101,038
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        335,127             --          6,505        209,544      1,030,966      1,105,331
  Participant transfers from other
    funding options .....................         87,800             --         13,923          4,107        195,236         32,343
  Administrative charges ................             (1)            --            (39)            (3)           (77)            (7)
  Contract surrenders ...................        (18,176)            --           (636)          (128)       (31,828)        (5,411)
  Participant transfers to other
    funding options .....................         (1,793)            --        (29,896)            --        (65,553)        (1,921)
  Other payments to participants ........             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        402,957             --        (10,143)       213,520      1,128,744      1,130,335
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        401,497             --          8,723        232,831      1,445,524      1,231,373


NET ASSETS:
    Beginning of year ...................             --             --        232,831             --      1,231,373             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    401,497   $         --   $    241,554   $    232,831   $  2,676,897   $  1,231,373
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                   DYNAMIC CAPITAL
   ENTERPRISE PORTFOLIO -        CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -        MID CAP PORTFOLIO -
       CLASS II SHARES                SERVICE CLASS 2               SERVICE CLASS 2              SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (5,218)  $     (1,599)  $    (18,708)  $     (2,136)  $       (686)  $        (75)  $    (19,352)  $     (1,700)
       2,428             77          7,048             23             32              3         10,288             92

       6,765         22,164        170,729         38,168          5,288            954        273,849         43,649
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       3,975         20,642        159,069         36,055          4,634            882        264,785         42,041
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      16,363        282,001        646,270        464,998         37,663         15,623        753,883        206,674

         186         25,412        302,873         38,321         14,854             36        454,322        111,479
          (1)            (1)           (79)            (2)            (5)            --            (84)            (5)
     (29,651)        (1,628)        (9,131)          (655)            --             --        (76,865)          (358)

     (19,042)            --        (54,205)        (2,282)          (679)          (242)       (48,618)       (10,536)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (32,145)       305,784        885,728        500,380         51,833         15,417      1,082,638        307,254
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (28,170)       326,426      1,044,797        536,435         56,467         16,299      1,347,423        349,295



     326,426             --        536,435             --         16,299             --        349,295             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    298,256   $    326,426   $  1,581,232   $    536,435   $     72,766   $     16,299   $  1,696,718   $    349,295
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         TLAC SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       COMBINED
                                            ------------------------------
                                                  2004             2003
                                                  ----             ----
OPERATIONS:
  Net investment income (loss) ..........   $    (101,780)   $     154,255
  Realized gain (loss) ..................       1,108,180           85,650
  Change in unrealized gain (loss)
    on investments ......................       6,825,432        2,177,423
                                            -------------    -------------

    Net increase (decrease) in net assets
      resulting from operations .........       7,831,832        2,417,328
                                            -------------    -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      41,265,452       34,419,084
  Participant transfers from other
    funding options .....................      21,607,181        6,308,167
  Administrative charges ................          (6,926)            (335)
  Contract surrenders ...................      (2,889,508)         (75,156)
  Participant transfers to other
    funding options .....................      (6,962,677)      (1,585,398)
  Other payments to participants ........      (1,138,876)         (74,080)
                                            -------------    -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      51,874,646       38,992,282
                                            -------------    -------------

    Net increase (decrease) in net assets      59,706,478       41,409,610


NET ASSETS:
    Beginning of year ...................      41,409,610               --
                                            -------------    -------------
    End of year .........................   $ 101,116,088    $  41,409,610
                                            =============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TLAC Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Fourteen is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Fourteen is comprised of the Pioneer AnnuiStar Value, Pioneer AnnuiStar and Portfolio Architect II products.

Participant purchase payments applied to Separate Account Fourteen are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Fourteen were:

  Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
    Company
  High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Capital Appreciation Fund - Series II
      AIM V.I. Mid Cap Core Equity Fund - Series II
  AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
      AllianceBernstein Premier Growth Portfolio - Class B
  American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
  Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
  Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
        Shares
  Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Rising Dividends Securities Fund - Class 2 Shares
      Franklin Small Cap Fund - Class 2 Shares
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Growth Securities Fund - Class 2 Shares
  Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Equity Index Portfolio - Class II Shares
      Salomon Brothers  Variable  Aggressive Growth Fund - Class I Shares
        (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I
        Shares)
      Salomon Brothers  Variable  Aggressive  Growth Fund - Class II Shares
        (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II Shares)
      Salomon Brothers Variable Growth & Income Fund - Class I Shares
  Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Global Life Sciences Portfolio - Service Shares
      Global Technology Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares
  Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
  Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

  Merrill Lynch Variable Series Funds, Inc., Maryland business trust
      Merrill Lynch Global Allocation V.I. Fund - Class III
      Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill
        Lynch Small Cap Value V.I. Fund - Class III)
  Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Capital Appreciation Fund/VA - Service Shares
      Oppenheimer Global Securities Fund/VA - Service Shares
      Oppenheimer Main Street Fund/VA - Service Shares
  PIMCO Variable Insurance Trust, Massachusetts business trust
      Real Return Portfolio - Administrative Class
      Total Return Portfolio - Administrative Class
  Pioneer Variable Contracts Trust, Massachusetts business trust
      Pioneer America Income VCT Portfolio - Class II Shares
      Pioneer Balanced VCT Portfolio - Class II Shares
      Pioneer Emerging Markets VCT Portfolio - Class II Shares
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
      Pioneer Fund VCT Portfolio - Class II Shares
      Pioneer Growth Shares VCT Portfolio - Class II Shares
      Pioneer High Yield VCT Portfolio - Class II Shares
      Pioneer International Value VCT Portfolio - Class II Shares
      Pioneer Mid Cap Value VCT Portfolio - Class II Shares
      Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
      Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
      Pioneer Small Cap Value VCT Portfolio - Class II Shares
      Pioneer Small Company VCT Portfolio - Class II Shares
      Pioneer Strategic Income VCT Portfolio - Class II Shares
      Pioneer Value VCT Portfolio - Class II Shares
  Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
  Salomon Brothers Variable Series Funds Inc., Maryland business trust,
    Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Large Cap Growth Fund - Class I
      Small Cap Growth Fund - Class I
      Total Return Fund - Class II
  The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio

  Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Strategic Equity Portfolio
  Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Enterprise Portfolio - Class II Shares
  Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Service Class 2
  Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Fourteen in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Fourteen form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Fourteen. Separate Account Fourteen is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Fourteen adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $65,531,237 and $13,079,691 respectively, for the period ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $92,112,054 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $9,181,924. Gross unrealized depreciation for all investments at December 31, 2004 was $179,078.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E), Roll up (R) , and Step up (SU).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      FOURTEEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                          ----------------------------------------------------------
                                                                                             Optional Features
 Separate Account Charge (1)      Dth                                                        ----------------------------    Total
  (as identified in Note 5)       Ben Product                              M&E       ADM      E.S.P.     GMWB       GMAB     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.45%      S  Portfolio Architect II              1.30%     0.15%                                     1.45%

Separate Account Charge 1.50%      S  Pioneer AnnuiStar Value             1.35%     0.15%                                     1.50%

Separate Account Charge 1.55%      S  Pioneer AnnuiStar                   1.40%     0.15%                                     1.55%
                                  SU  Portfolio Architect II              1.40%     0.15%                                     1.55%

Separate Account Charge 1.65%      S  Portfolio Architect II              1.30%     0.15%      0.20%                          1.65%

Separate Account Charge 1.70%      S  Pioneer AnnuiStar Value             1.35%     0.15%      0.20%                          1.70%

Separate Account Charge 1.75%      E  Pioneer AnnuiStar                   1.60%     0.15%                                     1.75%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%                                     1.75%
                                   R  Portfolio Architect II              1.60%     0.15%                                     1.75%
                                   S  Pioneer AnnuiStar                   1.40%     0.15%      0.20%                          1.75%
                                  SU  Portfolio Architect II              1.40%     0.15%      0.20%                          1.75%

Separate Account Charge 1.85%      S  Portfolio Architect II              1.30%     0.15%                0.40%                1.85%

Separate Account Charge 1.90%      S  Pioneer AnnuiStar Value             1.35%     0.15%                0.40%                1.90%

Separate Account Charge 1.95%      S  Pioneer AnnuiStar                   1.40%     0.15%                0.40%                1.95%
                                   S  Portfolio Architect II              1.30%     0.15%                          0.50%      1.95%
                                  SU  Portfolio Architect II              1.40%     0.15%                0.40%                1.95%
                                   E  Pioneer AnnuiStar                   1.60%     0.15%      0.20%                          1.95%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%      0.20%                          1.95%
                                   R  Portfolio Architect II              1.60%     0.15%      0.20%                          1.95%

Separate Account Charge 2.00%      S  Pioneer AnnuiStar Value             1.35%     0.15%                          0.50%      2.00%

Separate Account Charge 2.05%      S  Pioneer AnnuiStar                   1.40%     0.15%                          0.50%      2.05%
                                   S  Portfolio Architect II              1.30%     0.15%      0.20%     0.40%                2.05%

Separate Account Charge 2.10%      S  Pioneer AnnuiStar Value             1.35%     0.15%      0.20%     0.40%                2.10%

Separate Account Charge 2.15%      S  Pioneer AnnuiStar                   1.40%     0.15%      0.20%     0.40%                2.15%
                                   S  Portfolio Architect II              1.30%     0.15%      0.20%               0.50%      2.15%
                                  SU  Portfolio Architect II              1.40%     0.15%      0.20%     0.40%                2.15%
                                   E  Pioneer AnnuiStar                   1.60%     0.15%                0.40%                2.15%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%                0.40%                2.15%
                                   R  Portfolio Architect II              1.60%     0.15%                0.40%                2.15%

Separate Account Charge 2.20%      S  Pioneer AnnuiStar Value             1.35%     0.15%      0.20%               0.50%      2.20%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      FOURTEEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                             Optional Features
 Separate Account Charge (1)      Dth                                                        ----------------------------    Total
  (as identified in Note 5)       Ben Product                              M&E       ADM      E.S.P.     GMWB       GMAB     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%      S  Pioneer AnnuiStar                   1.40%     0.15%      0.20%               0.50%      2.25%
                                   E  Pioneer AnnuiStar                   1.60%     0.15%                          0.50%      2.25%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%                          0.50%      2.25%
                                  SU  Portfolio Architect II              1.40%     0.15%      0.20%               0.50%      2.25%
                                   R  Portfolio Architect II              1.60%     0.15%                          0.50%      2.25%

Separate Account Charge 2.35%      E  Pioneer AnnuiStar                   1.60%     0.15%      0.20%     0.40%                2.35%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%      0.20%     0.40%                2.35%
                                   R  Portfolio Architect II              1.60%     0.15%      0.20%     0.40%                2.35%

Separate Account Charge 2.45%      E  Pioneer AnnuiStar                   1.60%     0.15%      0.20%               0.50%      2.45%
                                   E  Pioneer AnnuiStar Value             1.60%     0.15%      0.20%               0.50%      2.45%
                                   R  Portfolio Architect II              1.60%     0.15%      0.20%               0.50%      2.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 is assessed through the redemption of units and paid to The Company to cover administrative charges.

A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn as listed directly below.

-----------------------------------------------------------------------------------------------------
Product                                  Withdrawal Charges (as a percentage of the amount withdrawn)
-----------------------------------------------------------------------------------------------------
Pioneer Annuistar                        Up to 6% decreasing to 0% in years 8 and later
Pioneer Annuistar Value                  Up to 6% decreasing to 0% in years 8 and later
Portfolio Architect II                   Up to 6% decreasing to 0% in years 7and later
-----------------------------------------------------------------------------------------------------

Contract withdrawal charges were $2,062 and $1,323 for the years ended December 31, 2004 and 2003 respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximun charge, applied to the amount withdrawn, is 6% decreasing to 0% in years seven and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Capital Appreciation Fund
    Separate Account Charges 1.45% .................................           59,134      $  1.434        $      84,817
    Separate Account Charges 1.50% .................................               --         1.295                   --
    Separate Account Charges 1.55% .................................           18,381         1.432               26,320
    Separate Account Charges 1.65% .................................               --         1.429                   --
    Separate Account Charges 1.70% .................................               --         1.292                   --
    Separate Account Charges 1.75% .................................            4,308         1.427                6,147
    Separate Account Charges 1.85% .................................          175,051         1.425              249,400
    Separate Account Charges 1.90% .................................               --         1.288                   --
    Separate Account Charges 1.95% .................................           15,303         1.422               21,766
    Separate Account Charges 2.00% .................................               --         1.172                   --
    Separate Account Charges 2.05% .................................            2,273         1.420                3,228
    Separate Account Charges 2.15% .................................            7,845         1.418               11,120
    Separate Account Charges 2.35% .................................               --         1.413                   --

High Yield Bond Trust
    Separate Account Charges 1.45% .................................           14,458         1.064               15,380
    Separate Account Charges 1.50% .................................               --         1.063                   --
    Separate Account Charges 1.55% .................................               --         1.063                   --
    Separate Account Charges 1.65% .................................               --         1.062                   --
    Separate Account Charges 1.70% .................................               --         1.062                   --
    Separate Account Charges 1.75% .................................               --         1.062                   --
    Separate Account Charges 1.85% .................................           15,056         1.061               15,972
    Separate Account Charges 1.90% .................................               --         1.060                   --
    Separate Account Charges 1.95% .................................           49,014         1.060               51,961
    Separate Account Charges 2.00% .................................               --         1.078                   --
    Separate Account Charges 2.05% .................................           13,666         1.059               14,478
    Separate Account Charges 2.15% .................................            8,384         1.059                8,876
    Separate Account Charges 2.35% .................................           32,735         1.057               34,608

Managed Assets Trust
    Separate Account Charges 1.45% .................................            2,540         1.062                2,698
    Separate Account Charges 1.50% .................................               --         1.062                   --
    Separate Account Charges 1.55% .................................               --         1.061                   --
    Separate Account Charges 1.65% .................................               --         1.061                   --
    Separate Account Charges 1.70% .................................               --         1.060                   --
    Separate Account Charges 1.75% .................................               --         1.060                   --
    Separate Account Charges 1.85% .................................           24,520         1.059               25,969
    Separate Account Charges 1.90% .................................               --         1.059                   --
    Separate Account Charges 1.95% .................................           16,829         1.058               17,812
    Separate Account Charges 2.00% .................................               --         1.074                   --
    Separate Account Charges 2.05% .................................               --         1.058                   --
    Separate Account Charges 2.15% .................................            8,630         1.057                9,122
    Separate Account Charges 2.35% .................................               --         1.056                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Money Market Portfolio
    Separate Account Charges 1.45% .................................          377,425      $  0.991        $     373,933
    Separate Account Charges 1.50% .................................           30,405         0.993               30,185
    Separate Account Charges 1.55% .................................           60,459         0.989               59,800
    Separate Account Charges 1.65% .................................           16,436         0.987               16,229
    Separate Account Charges 1.70% .................................               --         0.990                   --
    Separate Account Charges 1.75% .................................              200         0.986                  197
    Separate Account Charges 1.85% .................................           47,962         0.984               47,201
    Separate Account Charges 1.90% .................................           48,078         0.988               47,482
    Separate Account Charges 1.95% .................................          664,582         0.982              652,917
    Separate Account Charges 2.00% .................................            1,374         0.996                1,369
    Separate Account Charges 2.05% .................................               --         0.981                   --
    Separate Account Charges 2.15% .................................           62,162         0.979               60,866
    Separate Account Charges 2.35% .................................           36,495         0.976               35,614

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.45% .................................               --         1.285                   --
    Separate Account Charges 1.50% .................................          120,083         1.132              135,898
    Separate Account Charges 1.55% .................................           70,363         1.283               90,263
    Separate Account Charges 1.65% .................................               --         1.281                   --
    Separate Account Charges 1.70% .................................               --         1.129                   --
    Separate Account Charges 1.75% .................................           18,413         1.279               23,542
    Separate Account Charges 1.85% .................................               --         1.276                   --
    Separate Account Charges 1.90% .................................          136,479         1.126              153,657
    Separate Account Charges 1.95% .................................          257,841         1.274              328,555
    Separate Account Charges 2.00% .................................            2,641         1.057                2,791
    Separate Account Charges 2.05% .................................               --         1.272                   --
    Separate Account Charges 2.15% .................................           41,281         1.270               52,426
    Separate Account Charges 2.35% .................................            3,311         1.266                4,191
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.45% .................................               --         1.394                   --
    Separate Account Charges 1.50% .................................           35,176         1.196               42,085
    Separate Account Charges 1.55% .................................          138,541         1.392              192,785
    Separate Account Charges 1.65% .................................               --         1.389                   --
    Separate Account Charges 1.70% .................................               --         1.193                   --
    Separate Account Charges 1.75% .................................           24,531         1.387               34,023
    Separate Account Charges 1.85% .................................               --         1.385                   --
    Separate Account Charges 1.90% .................................           97,387         1.190              115,912
    Separate Account Charges 1.95% .................................          312,952         1.382              432,590
    Separate Account Charges 2.00% .................................               --         1.067                   --
    Separate Account Charges 2.05% .................................               --         1.380                   --
    Separate Account Charges 2.15% .................................           37,257         1.378               51,329
    Separate Account Charges 2.35% .................................            8,471         1.373               11,632

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.45% .................................               --      $  1.225        $          --
    Separate Account Charges 1.50% .................................               --         1.124                   --
    Separate Account Charges 1.55% .................................            5,696         1.223                6,967
    Separate Account Charges 1.65% .................................               --         1.221                   --
    Separate Account Charges 1.70% .................................               --         1.121                   --
    Separate Account Charges 1.75% .................................               --         1.219                   --
    Separate Account Charges 1.85% .................................           18,856         1.217               22,948
    Separate Account Charges 1.90% .................................               --         1.119                   --
    Separate Account Charges 1.95% .................................           57,321         1.215               69,643
    Separate Account Charges 2.00% .................................               --         1.060                   --
    Separate Account Charges 2.05% .................................               --         1.213                   --
    Separate Account Charges 2.15% .................................               --         1.211                   --
    Separate Account Charges 2.35% .................................            5,616         1.207                6,777

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................           94,077         1.477              138,998
    Separate Account Charges 1.50% .................................               --         1.247                   --
    Separate Account Charges 1.55% .................................          114,465         1.475              168,838
    Separate Account Charges 1.65% .................................            1,990         1.473                2,931
    Separate Account Charges 1.70% .................................               --         1.244                   --
    Separate Account Charges 1.75% .................................           63,964         1.470               94,033
    Separate Account Charges 1.85% .................................          463,189         1.468              679,791
    Separate Account Charges 1.90% .................................               --         1.241                   --
    Separate Account Charges 1.95% .................................          684,440         1.465            1,002,819
    Separate Account Charges 2.00% .................................               --         1.115                   --
    Separate Account Charges 2.05% .................................           25,584         1.463               37,422
    Separate Account Charges 2.15% .................................           30,180         1.460               44,071
    Separate Account Charges 2.35% .................................               --         1.455                   --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          589,788         1.397              824,042
    Separate Account Charges 1.50% .................................               --         1.206                   --
    Separate Account Charges 1.55% .................................          355,295         1.395              495,590
    Separate Account Charges 1.65% .................................               --         1.392                   --
    Separate Account Charges 1.70% .................................               --         1.203                   --
    Separate Account Charges 1.75% .................................          150,052         1.390              208,600
    Separate Account Charges 1.85% .................................        1,409,479         1.388            1,956,173
    Separate Account Charges 1.90% .................................               --         1.200                   --
    Separate Account Charges 1.95% .................................        1,790,356         1.386            2,480,624
    Separate Account Charges 2.00% .................................               --         1.088                   --
    Separate Account Charges 2.05% .................................           57,392         1.383               79,386
    Separate Account Charges 2.15% .................................          321,685         1.381              444,217
    Separate Account Charges 2.35% .................................           13,443         1.376               18,502

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          421,664      $  1.368        $     576,897
    Separate Account Charges 1.50% .................................               --         1.194                   --
    Separate Account Charges 1.55% .................................        1,304,416         1.366            1,781,653
    Separate Account Charges 1.65% .................................               --         1.364                   --
    Separate Account Charges 1.70% .................................               --         1.191                   --
    Separate Account Charges 1.75% .................................          347,285         1.361              472,758
    Separate Account Charges 1.85% .................................        1,367,881         1.359            1,858,957
    Separate Account Charges 1.90% .................................               --         1.188                   --
    Separate Account Charges 1.95% .................................        1,566,096         1.357            2,124,762
    Separate Account Charges 2.00% .................................               --         1.067                   --
    Separate Account Charges 2.05% .................................           28,482         1.354               38,577
    Separate Account Charges 2.15% .................................          229,732         1.352              310,642
    Separate Account Charges 2.35% .................................           80,577         1.348              108,591

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.45% .................................          163,900         1.638              268,522
    Separate Account Charges 1.50% .................................               --         1.442                   --
    Separate Account Charges 1.55% .................................           84,409         1.636              138,061
    Separate Account Charges 1.65% .................................               --         1.633                   --
    Separate Account Charges 1.70% .................................               --         1.438                   --
    Separate Account Charges 1.75% .................................            3,110         1.630                5,069
    Separate Account Charges 1.85% .................................          272,023         1.627              442,688
    Separate Account Charges 1.90% .................................               --         1.434                   --
    Separate Account Charges 1.95% .................................          289,269         1.625              469,967
    Separate Account Charges 2.00% .................................               --         1.290                   --
    Separate Account Charges 2.05% .................................            1,293         1.622                2,097
    Separate Account Charges 2.15% .................................          188,179         1.619              304,705
    Separate Account Charges 2.35% .................................           21,558         1.614               34,791

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.45% .................................          100,428         1.214              121,895
    Separate Account Charges 1.50% .................................               --         1.126                   --
    Separate Account Charges 1.55% .................................          144,256         1.212              174,797
    Separate Account Charges 1.65% .................................               --         1.210                   --
    Separate Account Charges 1.70% .................................               --         1.123                   --
    Separate Account Charges 1.75% .................................            4,345         1.208                5,247
    Separate Account Charges 1.85% .................................           46,992         1.206               56,655
    Separate Account Charges 1.90% .................................               --         1.120                   --
    Separate Account Charges 1.95% .................................           98,653         1.204              118,742
    Separate Account Charges 2.00% .................................               --         1.024                   --
    Separate Account Charges 2.05% .................................            3,180         1.202                3,821
    Separate Account Charges 2.15% .................................               --         1.200                   --
    Separate Account Charges 2.35% .................................               --         1.196                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.45% .................................          117,603      $  1.411        $     165,905
    Separate Account Charges 1.50% .................................               --         1.177                   --
    Separate Account Charges 1.55% .................................           34,661         1.408               48,815
    Separate Account Charges 1.65% .................................               --         1.406                   --
    Separate Account Charges 1.70% .................................               --         1.174                   --
    Separate Account Charges 1.75% .................................           28,517         1.404               40,027
    Separate Account Charges 1.85% .................................          200,052         1.401              280,332
    Separate Account Charges 1.90% .................................               --         1.171                   --
    Separate Account Charges 1.95% .................................          108,787         1.399              152,187
    Separate Account Charges 2.00% .................................               --         1.096                   --
    Separate Account Charges 2.05% .................................            5,472         1.397                7,642
    Separate Account Charges 2.15% .................................            4,517         1.394                6,298
    Separate Account Charges 2.35% .................................            3,771         1.390                5,240

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................               --         1.331                   --
    Separate Account Charges 1.50% .................................          154,714         1.192              184,363
    Separate Account Charges 1.55% .................................          415,254         1.329              551,805
    Separate Account Charges 1.65% .................................               --         1.327                   --
    Separate Account Charges 1.70% .................................            1,803         1.189                2,143
    Separate Account Charges 1.75% .................................          124,168         1.324              164,450
    Separate Account Charges 1.85% .................................               --         1.322                   --
    Separate Account Charges 1.90% .................................          241,752         1.185              286,593
    Separate Account Charges 1.95% .................................          514,971         1.320              679,769
    Separate Account Charges 2.00% .................................               --         1.075                   --
    Separate Account Charges 2.05% .................................               --         1.318                   --
    Separate Account Charges 2.15% .................................          144,223         1.316              189,741
    Separate Account Charges 2.35% .................................           54,554         1.311               71,533
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................               --         1.468                   --
    Separate Account Charges 1.50% .................................           99,721         1.188              118,478
    Separate Account Charges 1.55% .................................          206,802         1.465              303,038
    Separate Account Charges 1.65% .................................               --         1.463                   --
    Separate Account Charges 1.70% .................................               --         1.185                   --
    Separate Account Charges 1.75% .................................           32,330         1.460               47,217
    Separate Account Charges 1.85% .................................               --         1.458                   --
    Separate Account Charges 1.90% .................................          121,090         1.182              143,126
    Separate Account Charges 1.95% .................................          432,168         1.456              629,049
    Separate Account Charges 2.00% .................................            2,559         1.087                2,782
    Separate Account Charges 2.05% .................................               --         1.453                   --
    Separate Account Charges 2.15% .................................          213,257         1.451              309,372
    Separate Account Charges 2.35% .................................           54,640         1.446               79,000
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          142,873         1.341              191,617
    Separate Account Charges 1.50% .................................               --         1.218                   --
    Separate Account Charges 1.55% .................................          112,508         1.339              150,640
    Separate Account Charges 1.65% .................................               --         1.337                   --
    Separate Account Charges 1.70% .................................               --         1.215                   --
    Separate Account Charges 1.75% .................................           63,087         1.334               84,187

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 1.85% .................................          631,522      $  1.332        $     841,321
    Separate Account Charges 1.90% .................................               --         1.212                   --
    Separate Account Charges 1.95% .................................          441,851         1.330              587,658
    Separate Account Charges 2.00% .................................               --         1.102                   --
    Separate Account Charges 2.05% .................................           35,914         1.328               47,685
    Separate Account Charges 2.15% .................................           12,854         1.325               17,039
    Separate Account Charges 2.35% .................................               --         1.321                   --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................           23,838         1.820               43,376
    Separate Account Charges 1.50% .................................               --         1.467                   --
    Separate Account Charges 1.55% .................................           21,015         1.816               38,176
    Separate Account Charges 1.65% .................................               --         1.813                   --
    Separate Account Charges 1.70% .................................               --         1.464                   --
    Separate Account Charges 1.75% .................................           12,939         1.810               23,426
    Separate Account Charges 1.85% .................................          123,403         1.807              223,045
    Separate Account Charges 1.90% .................................               --         1.460                   --
    Separate Account Charges 1.95% .................................          123,816         1.804              223,416
    Separate Account Charges 2.00% .................................               --         1.264                   --
    Separate Account Charges 2.05% .................................               --         1.801                   --
    Separate Account Charges 2.15% .................................           11,920         1.798               21,436
    Separate Account Charges 2.35% .................................           20,084         1.792               35,999
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................            1,032         1.564                1,614
    Separate Account Charges 1.50% .................................          129,148         1.301              167,984
    Separate Account Charges 1.55% .................................           97,374         1.562              152,078
    Separate Account Charges 1.65% .................................               --         1.559                   --
    Separate Account Charges 1.70% .................................            1,661         1.297                2,155
    Separate Account Charges 1.75% .................................           13,063         1.557               20,334
    Separate Account Charges 1.85% .................................           57,826         1.554               89,859
    Separate Account Charges 1.90% .................................          151,277         1.294              195,755
    Separate Account Charges 1.95% .................................          416,907         1.551              646,778
    Separate Account Charges 2.00% .................................           14,320         1.158               16,586
    Separate Account Charges 2.05% .................................               --         1.549                   --
    Separate Account Charges 2.15% .................................           36,817         1.546               56,925
    Separate Account Charges 2.35% .................................           81,763         1.541              125,999
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% .................................          129,931         1.519              197,407
    Separate Account Charges 1.50% .................................               --         1.271                   --
    Separate Account Charges 1.55% .................................           55,117         1.517               83,602
    Separate Account Charges 1.65% .................................               --         1.514                   --
    Separate Account Charges 1.70% .................................               --         1.268                   --
    Separate Account Charges 1.75% .................................           80,204         1.512              121,246
    Separate Account Charges 1.85% .................................          496,140         1.509              748,771
    Separate Account Charges 1.90% .................................               --         1.264                   --
    Separate Account Charges 1.95% .................................          438,283         1.507              660,348
    Separate Account Charges 2.00% .................................               --         1.122                   --
    Separate Account Charges 2.05% .................................               --         1.504                   --
    Separate Account Charges 2.15% .................................            8,204         1.502               12,319
    Separate Account Charges 2.35% .................................           44,521         1.497               66,631

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................          222,652      $  1.318        $     293,421
    Separate Account Charges 1.50% .................................               --         1.189                   --
    Separate Account Charges 1.55% .................................           42,098         1.316               55,386
    Separate Account Charges 1.65% .................................               --         1.313                   --
    Separate Account Charges 1.70% .................................               --         1.186                   --
    Separate Account Charges 1.75% .................................            2,312         1.311                3,031
    Separate Account Charges 1.85% .................................          519,040         1.309              679,443
    Separate Account Charges 1.90% .................................               --         1.183                   --
    Separate Account Charges 1.95% .................................          337,970         1.307              441,673
    Separate Account Charges 2.00% .................................               --         1.072                   --
    Separate Account Charges 2.05% .................................            4,962         1.305                6,473
    Separate Account Charges 2.15% .................................           49,738         1.302               64,783
    Separate Account Charges 2.35% .................................           51,236         1.298               66,511
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.45% .................................           60,400         1.370               82,773
    Separate Account Charges 1.50% .................................               --         1.160                   --
    Separate Account Charges 1.55% .................................           24,135         1.368               33,020
    Separate Account Charges 1.65% .................................               --         1.366                   --
    Separate Account Charges 1.70% .................................               --         1.157                   --
    Separate Account Charges 1.75% .................................           33,009         1.364               45,009
    Separate Account Charges 1.85% .................................          184,093         1.361              250,600
    Separate Account Charges 1.90% .................................               --         1.154                   --
    Separate Account Charges 1.95% .................................          145,421         1.359              197,628
    Separate Account Charges 2.00% .................................               --         1.056                   --
    Separate Account Charges 2.05% .................................               --         1.357                   --
    Separate Account Charges 2.15% .................................            4,448         1.354                6,025
    Separate Account Charges 2.35% .................................               --         1.350                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.348                   --
    Separate Account Charges 1.50% .................................           81,090         1.155               93,687
    Separate Account Charges 1.55% .................................          265,848         1.346              357,836
    Separate Account Charges 1.65% .................................               --         1.344                   --
    Separate Account Charges 1.70% .................................               --         1.152                   --
    Separate Account Charges 1.75% .................................           12,042         1.342               16,154
    Separate Account Charges 1.85% .................................               --         1.339                   --
    Separate Account Charges 1.90% .................................          126,051         1.149              144,883
    Separate Account Charges 1.95% .................................          629,688         1.337              841,939
    Separate Account Charges 2.00% .................................           15,654         1.055               16,512
    Separate Account Charges 2.05% .................................               --         1.335                   --
    Separate Account Charges 2.15% .................................           32,006         1.333               42,652
    Separate Account Charges 2.35% .................................           37,069         1.328               49,234
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.45% .................................           22,447         1.313               29,483
    Separate Account Charges 1.50% .................................               --         1.162                   --
    Separate Account Charges 1.55% .................................           24,498         1.311               32,125
    Separate Account Charges 1.65% .................................               --         1.309                   --
    Separate Account Charges 1.70% .................................               --         1.159                   --
    Separate Account Charges 1.75% .................................               --         1.307                   --
    Separate Account Charges 1.85% .................................          200,654         1.305              261,797

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (continued)
    Separate Account Charges 1.90% .................................               --      $  1.156        $          --
    Separate Account Charges 1.95% .................................           52,003         1.303               67,736
    Separate Account Charges 2.00% .................................               --         1.067                   --
    Separate Account Charges 2.05% .................................           41,306         1.300               53,712
    Separate Account Charges 2.15% .................................               --         1.298                   --
    Separate Account Charges 2.35% .................................            4,831         1.294                6,250

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.45% .................................           24,643         1.169               28,809
    Separate Account Charges 1.50% .................................               --         1.131                   --
    Separate Account Charges 1.55% .................................           42,678         1.167               49,810
    Separate Account Charges 1.65% .................................               --         1.165                   --
    Separate Account Charges 1.70% .................................               --         1.128                   --
    Separate Account Charges 1.75% .................................               --         1.163                   --
    Separate Account Charges 1.85% .................................           74,567         1.161               86,592
    Separate Account Charges 1.90% .................................               --         1.125                   --
    Separate Account Charges 1.95% .................................          145,167         1.159              168,297
    Separate Account Charges 2.00% .................................               --         1.070                   --
    Separate Account Charges 2.05% .................................            3,288         1.157                3,805
    Separate Account Charges 2.15% .................................               --         1.155                   --
    Separate Account Charges 2.35% .................................               --         1.152                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.45% .................................           10,447         1.343               14,029
    Separate Account Charges 1.50% .................................               --         1.188                   --
    Separate Account Charges 1.55% .................................            1,103         1.341                1,478
    Separate Account Charges 1.65% .................................            2,176         1.338                2,912
    Separate Account Charges 1.70% .................................               --         1.184                   --
    Separate Account Charges 1.75% .................................               --         1.336                   --
    Separate Account Charges 1.85% .................................           46,861         1.334               62,511
    Separate Account Charges 1.90% .................................               --         1.181                   --
    Separate Account Charges 1.95% .................................            3,282         1.332                4,371
    Separate Account Charges 2.00% .................................               --         1.041                   --
    Separate Account Charges 2.05% .................................               --         1.329                   --
    Separate Account Charges 2.15% .................................           17,334         1.327               23,006
    Separate Account Charges 2.35% .................................               --         1.323                   --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.45% .................................           14,100         1.375               19,387
    Separate Account Charges 1.50% .................................               --         1.075                   --
    Separate Account Charges 1.55% .................................            2,185         1.373                3,000
    Separate Account Charges 1.65% .................................               --         1.370                   --
    Separate Account Charges 1.70% .................................               --         1.072                   --
    Separate Account Charges 1.75% .................................            3,682         1.368                5,037
    Separate Account Charges 1.85% .................................            8,227         1.366               11,236
    Separate Account Charges 1.90% .................................               --         1.069                   --
    Separate Account Charges 1.95% .................................           16,081         1.363               21,926
    Separate Account Charges 2.00% .................................               --         1.054                   --
    Separate Account Charges 2.05% .................................               --         1.361                   --
    Separate Account Charges 2.15% .................................            3,744         1.359                5,087
    Separate Account Charges 2.35% .................................               --         1.354                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.45% .................................            8,257      $  1.293        $      10,673
    Separate Account Charges 1.50% .................................               --         1.140                   --
    Separate Account Charges 1.55% .................................            2,774         1.290                3,580
    Separate Account Charges 1.65% .................................               --         1.288                   --
    Separate Account Charges 1.70% .................................               --         1.137                   --
    Separate Account Charges 1.75% .................................            4,205         1.286                5,409
    Separate Account Charges 1.85% .................................            9,633         1.284               12,368
    Separate Account Charges 1.90% .................................               --         1.134                   --
    Separate Account Charges 1.95% .................................           22,961         1.282               29,432
    Separate Account Charges 2.00% .................................               --         1.089                   --
    Separate Account Charges 2.05% .................................               --         1.280                   --
    Separate Account Charges 2.15% .................................               --         1.278                   --
    Separate Account Charges 2.35% .................................               --         1.273                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.45% .................................           11,386         1.512               17,216
    Separate Account Charges 1.50% .................................               --         1.248                   --
    Separate Account Charges 1.55% .................................           11,887         1.510               17,944
    Separate Account Charges 1.65% .................................               --         1.507                   --
    Separate Account Charges 1.70% .................................               --         1.245                   --
    Separate Account Charges 1.75% .................................               --         1.505                   --
    Separate Account Charges 1.85% .................................           92,632         1.502              139,137
    Separate Account Charges 1.90% .................................               --         1.242                   --
    Separate Account Charges 1.95% .................................          132,785         1.499              199,116
    Separate Account Charges 2.00% .................................               --         1.128                   --
    Separate Account Charges 2.05% .................................            1,074         1.497                1,608
    Separate Account Charges 2.15% .................................           45,872         1.495               68,558
    Separate Account Charges 2.35% .................................               --         1.490                   --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.45% .................................           88,933         1.381              122,839
    Separate Account Charges 1.50% .................................               --         1.232                   --
    Separate Account Charges 1.55% .................................           28,467         1.379               39,254
    Separate Account Charges 1.65% .................................            6,438         1.377                8,863
    Separate Account Charges 1.70% .................................               --         1.229                   --
    Separate Account Charges 1.75% .................................           90,561         1.374              124,463
    Separate Account Charges 1.85% .................................          264,295         1.372              362,632
    Separate Account Charges 1.90% .................................               --         1.225                   --
    Separate Account Charges 1.95% .................................          293,959         1.370              402,661
    Separate Account Charges 2.00% .................................               --         1.102                   --
    Separate Account Charges 2.05% .................................               --         1.367                   --
    Separate Account Charges 2.15% .................................          100,936         1.365              137,801
    Separate Account Charges 2.35% .................................           12,879         1.361               17,524

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.45% .................................          126,076      $  1.539        $     194,090
    Separate Account Charges 1.50% .................................               --         1.350                   --
    Separate Account Charges 1.55% .................................           64,400         1.537               98,976
    Separate Account Charges 1.65% .................................               --         1.534                   --
    Separate Account Charges 1.70% .................................               --         1.347                   --
    Separate Account Charges 1.75% .................................           66,297         1.532              101,553
    Separate Account Charges 1.85% .................................          160,334         1.529              245,188
    Separate Account Charges 1.90% .................................               --         1.343                   --
    Separate Account Charges 1.95% .................................          429,111         1.527              655,112
    Separate Account Charges 2.00% .................................               --         1.163                   --
    Separate Account Charges 2.05% .................................            9,979         1.524               15,209
    Separate Account Charges 2.15% .................................          126,802         1.522              192,942
    Separate Account Charges 2.35% .................................           34,325         1.516               52,055

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.45% .................................            9,394         1.214               11,408
    Separate Account Charges 1.50% .................................               --         1.214                   --
    Separate Account Charges 1.55% .................................          119,513         1.213              144,972
    Separate Account Charges 1.65% .................................               --         1.212                   --
    Separate Account Charges 1.70% .................................               --         1.211                   --
    Separate Account Charges 1.75% .................................           60,159         1.210               72,813
    Separate Account Charges 1.85% .................................           77,259         1.209               93,406
    Separate Account Charges 1.90% .................................               --         1.208                   --
    Separate Account Charges 1.95% .................................          321,887         1.208              388,727
    Separate Account Charges 2.00% .................................               --         1.119                   --
    Separate Account Charges 2.05% .................................               --         1.206                   --
    Separate Account Charges 2.15% .................................          184,240         1.205              222,006
    Separate Account Charges 2.35% .................................           44,792         1.202               53,854
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.45% .................................           21,992         1.213               26,667
    Separate Account Charges 1.50% .................................               --         1.212                   --
    Separate Account Charges 1.55% .................................           33,250         1.211               40,272
    Separate Account Charges 1.65% .................................               --         1.210                   --
    Separate Account Charges 1.70% .................................               --         1.209                   --
    Separate Account Charges 1.75% .................................               --         1.208                   --
    Separate Account Charges 1.85% .................................           53,296         1.207               64,337
    Separate Account Charges 1.90% .................................               --         1.206                   --
    Separate Account Charges 1.95% .................................          204,349         1.206              246,409
    Separate Account Charges 2.00% .................................               --         1.121                   --
    Separate Account Charges 2.05% .................................            1,347         1.204                1,622
    Separate Account Charges 2.15% .................................          178,587         1.203              214,867
    Separate Account Charges 2.35% .................................           18,429         1.200               22,124

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.45% .................................               --      $  1.297        $          --
    Separate Account Charges 1.50% .................................           37,628         1.144               43,064
    Separate Account Charges 1.55% .................................          245,463         1.295              317,756
    Separate Account Charges 1.65% .................................               --         1.292                   --
    Separate Account Charges 1.70% .................................               --         1.141                   --
    Separate Account Charges 1.75% .................................           51,687         1.290               66,685
    Separate Account Charges 1.85% .................................               --         1.288                   --
    Separate Account Charges 1.90% .................................           60,740         1.139               69,156
    Separate Account Charges 1.95% .................................          255,294         1.286              328,275
    Separate Account Charges 2.00% .................................               --         1.049                   --
    Separate Account Charges 2.05% .................................               --         1.284                   --
    Separate Account Charges 2.15% .................................          109,171         1.282              139,909
    Separate Account Charges 2.35% .................................            9,484         1.277               12,114
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.45% .................................               --         1.657                   --
    Separate Account Charges 1.50% .................................           33,598         1.354               45,479
    Separate Account Charges 1.55% .................................           91,372         1.654              151,151
    Separate Account Charges 1.65% .................................               --         1.651                   --
    Separate Account Charges 1.70% .................................               --         1.350                   --
    Separate Account Charges 1.75% .................................           24,545         1.649               40,469
    Separate Account Charges 1.85% .................................               --         1.646                   --
    Separate Account Charges 1.90% .................................           52,081         1.347               70,136
    Separate Account Charges 1.95% .................................           98,466         1.643              161,803
    Separate Account Charges 2.00% .................................               --         1.171                   --
    Separate Account Charges 2.05% .................................               --         1.640                   --
    Separate Account Charges 2.15% .................................           24,752         1.638               40,539
    Separate Account Charges 2.35% .................................            1,425         1.632                2,327
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.45% .................................               --         1.054                   --
    Separate Account Charges 1.50% .................................               --         1.053                   --
    Separate Account Charges 1.55% .................................               --         1.053                   --
    Separate Account Charges 1.65% .................................               --         1.052                   --
    Separate Account Charges 1.70% .................................               --         1.052                   --
    Separate Account Charges 1.75% .................................               --         1.052                   --
    Separate Account Charges 1.85% .................................           22,074         1.051               23,199
    Separate Account Charges 1.90% .................................               --         1.051                   --
    Separate Account Charges 1.95% .................................            1,267         1.050                1,331
    Separate Account Charges 2.00% .................................               --         1.065                   --
    Separate Account Charges 2.05% .................................               --         1.050                   --
    Separate Account Charges 2.15% .................................               --         1.049                   --
    Separate Account Charges 2.35% .................................               --         1.047                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.45% .................................          437,688         1.124              492,148
    Separate Account Charges 1.50% .................................               --         1.106                   --
    Separate Account Charges 1.55% .................................           69,573         1.122               78,099
    Separate Account Charges 1.65% .................................            7,724         1.121                8,656
    Separate Account Charges 1.70% .................................               --         1.103                   --
    Separate Account Charges 1.75% .................................           41,178         1.119               46,070

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 1.85% .................................          268,279      $  1.117        $     299,649
    Separate Account Charges 1.90% .................................               --         1.100                   --
    Separate Account Charges 1.95% .................................          671,266         1.115              748,502
    Separate Account Charges 2.00% .................................               --         1.070                   --
    Separate Account Charges 2.05% .................................               --         1.113                   --
    Separate Account Charges 2.15% .................................          154,370         1.111              171,556
    Separate Account Charges 2.35% .................................           30,814         1.107               34,130
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.45% .................................        1,753,870         1.048            1,838,428
    Separate Account Charges 1.50% .................................               --         1.046                   --
    Separate Account Charges 1.55% .................................          248,742         1.046              260,297
    Separate Account Charges 1.65% .................................            2,043         1.045                2,135
    Separate Account Charges 1.70% .................................               --         1.044                   --
    Separate Account Charges 1.75% .................................          270,665         1.043              282,284
    Separate Account Charges 1.85% .................................          617,042         1.041              642,449
    Separate Account Charges 1.90% .................................               --         1.041                   --
    Separate Account Charges 1.95% .................................          895,412         1.039              930,710
    Separate Account Charges 2.00% .................................               --         1.046                   --
    Separate Account Charges 2.05% .................................           20,501         1.038               21,273
    Separate Account Charges 2.15% .................................          254,486         1.036              263,633
    Separate Account Charges 2.35% .................................          113,846         1.032              117,543

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.012                   --
    Separate Account Charges 1.50% .................................          215,878         1.023              220,785
    Separate Account Charges 1.55% .................................          186,533         1.010              188,412
    Separate Account Charges 1.65% .................................               --         1.008                   --
    Separate Account Charges 1.70% .................................               --         1.020                   --
    Separate Account Charges 1.75% .................................           17,719         1.007               17,838
    Separate Account Charges 1.85% .................................               --         1.005                   --
    Separate Account Charges 1.90% .................................          131,510         1.017              133,806
    Separate Account Charges 1.95% .................................          337,371         1.003              338,504
    Separate Account Charges 2.00% .................................            1,323         1.035                1,368
    Separate Account Charges 2.05% .................................               --         1.002                   --
    Separate Account Charges 2.15% .................................           97,848         1.000               97,849
    Separate Account Charges 2.35% .................................           10,240         0.997               10,207
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.145                   --
    Separate Account Charges 1.50% .................................          293,506         1.085              318,365
    Separate Account Charges 1.55% .................................           57,039         1.143               65,207
    Separate Account Charges 1.65% .................................               --         1.141                   --
    Separate Account Charges 1.70% .................................            3,889         1.082                4,208
    Separate Account Charges 1.75% .................................           10,105         1.139               11,513
    Separate Account Charges 1.85% .................................               --         1.137                   --
    Separate Account Charges 1.90% .................................               --         1.079                   --
    Separate Account Charges 1.95% .................................          169,201         1.136              192,145
    Separate Account Charges 2.00% .................................               --         1.028                   --
    Separate Account Charges 2.05% .................................               --         1.134                   --
    Separate Account Charges 2.15% .................................          111,303         1.132              125,974
    Separate Account Charges 2.35% .................................           75,184         1.128               84,811

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --      $  1.767        $          --
    Separate Account Charges 1.50% .................................           97,075         1.406              136,455
    Separate Account Charges 1.55% .................................           28,063         1.765               49,520
    Separate Account Charges 1.65% .................................               --         1.762                   --
    Separate Account Charges 1.70% .................................            1,565         1.402                2,194
    Separate Account Charges 1.75% .................................            6,215         1.759               10,931
    Separate Account Charges 1.85% .................................               --         1.756                   --
    Separate Account Charges 1.90% .................................           71,406         1.398               99,855
    Separate Account Charges 1.95% .................................          110,605         1.753              193,872
    Separate Account Charges 2.00% .................................            2,212         1.298                2,871
    Separate Account Charges 2.05% .................................               --         1.750                   --
    Separate Account Charges 2.15% .................................           25,287         1.747               44,177
    Separate Account Charges 2.35% .................................              296         1.741                  515
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.379                   --
    Separate Account Charges 1.50% .................................          166,783         1.249              208,387
    Separate Account Charges 1.55% .................................          227,382         1.377              313,051
    Separate Account Charges 1.65% .................................               --         1.374                   --
    Separate Account Charges 1.70% .................................            5,129         1.246                6,392
    Separate Account Charges 1.75% .................................           83,681         1.372              114,825
    Separate Account Charges 1.85% .................................               --         1.370                   --
    Separate Account Charges 1.90% .................................           75,423         1.243               93,751
    Separate Account Charges 1.95% .................................          692,709         1.368              947,360
    Separate Account Charges 2.00% .................................           12,134         1.127               13,678
    Separate Account Charges 2.05% .................................               --         1.365                   --
    Separate Account Charges 2.15% .................................          115,486         1.363              157,414
    Separate Account Charges 2.35% .................................           33,086         1.358               44,948
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.496                   --
    Separate Account Charges 1.50% .................................               --         1.371                   --
    Separate Account Charges 1.55% .................................           11,186         1.493               16,704
    Separate Account Charges 1.65% .................................               --         1.491                   --
    Separate Account Charges 1.70% .................................               --         1.367                   --
    Separate Account Charges 1.75% .................................               --         1.488                   --
    Separate Account Charges 1.85% .................................               --         1.486                   --
    Separate Account Charges 1.90% .................................           35,345         1.363               48,192
    Separate Account Charges 1.95% .................................           13,114         1.483               19,453
    Separate Account Charges 2.00% .................................               --         1.180                   --
    Separate Account Charges 2.05% .................................               --         1.481                   --
    Separate Account Charges 2.15% .................................            4,088         1.478                6,044
    Separate Account Charges 2.35% .................................            3,796         1.473                5,593
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.327                   --
    Separate Account Charges 1.50% .................................          209,976         1.195              250,946
    Separate Account Charges 1.55% .................................          827,946         1.324            1,096,599
    Separate Account Charges 1.65% .................................               --         1.322                   --
    Separate Account Charges 1.70% .................................            5,362         1.192                6,391
    Separate Account Charges 1.75% .................................          106,162         1.320              140,140
    Separate Account Charges 1.85% .................................               --         1.318                   --
    Separate Account Charges 1.90% .................................          188,505         1.189              224,122

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.95% .................................          961,341      $  1.316        $   1,264,784
    Separate Account Charges 2.00% .................................            3,834         1.093                4,189
    Separate Account Charges 2.05% .................................               --         1.313                   --
    Separate Account Charges 2.15% .................................          116,524         1.311              152,790
    Separate Account Charges 2.35% .................................          123,551         1.307              161,462
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.210                   --
    Separate Account Charges 1.50% .................................           57,516         1.094               62,913
    Separate Account Charges 1.55% .................................           60,163         1.208               72,693
    Separate Account Charges 1.65% .................................               --         1.206                   --
    Separate Account Charges 1.70% .................................            5,895         1.091                6,431
    Separate Account Charges 1.75% .................................           70,216         1.204               84,556
    Separate Account Charges 1.85% .................................               --         1.202                   --
    Separate Account Charges 1.90% .................................            3,483         1.088                3,790
    Separate Account Charges 1.95% .................................          283,331         1.200              340,063
    Separate Account Charges 2.00% .................................               --         1.083                   --
    Separate Account Charges 2.05% .................................               --         1.198                   --
    Separate Account Charges 2.15% .................................          117,442         1.196              140,488
    Separate Account Charges 2.35% .................................           30,853         1.192               36,785
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.225                   --
    Separate Account Charges 1.50% .................................           83,301         1.132               94,299
    Separate Account Charges 1.55% .................................        1,312,794         1.223            1,605,392
    Separate Account Charges 1.65% .................................               --         1.221                   --
    Separate Account Charges 1.70% .................................            1,866         1.129                2,107
    Separate Account Charges 1.75% .................................          623,370         1.219              759,765
    Separate Account Charges 1.85% .................................               --         1.217                   --
    Separate Account Charges 1.90% .................................           59,515         1.126               67,025
    Separate Account Charges 1.95% .................................        1,571,510         1.215            1,908,991
    Separate Account Charges 2.00% .................................               --         1.087                   --
    Separate Account Charges 2.05% .................................               --         1.213                   --
    Separate Account Charges 2.15% .................................          390,240         1.211              472,468
    Separate Account Charges 2.35% .................................          383,946         1.207              463,300
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.506                   --
    Separate Account Charges 1.50% .................................           11,032         1.345               14,839
    Separate Account Charges 1.55% .................................           13,236         1.504               19,905
    Separate Account Charges 1.65% .................................               --         1.501                   --
    Separate Account Charges 1.70% .................................            3,236         1.342                4,342
    Separate Account Charges 1.75% .................................            9,496         1.499               14,233
    Separate Account Charges 1.85% .................................               --         1.496                   --
    Separate Account Charges 1.90% .................................           26,419         1.338               35,352
    Separate Account Charges 1.95% .................................          272,265         1.494              406,732
    Separate Account Charges 2.00% .................................           11,702         1.173               13,722
    Separate Account Charges 2.05% .................................               --         1.491                   --
    Separate Account Charges 2.15% .................................           77,852         1.489              115,913
    Separate Account Charges 2.35% .................................               --         1.484                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --      $  1.590        $          --
    Separate Account Charges 1.50% .................................           92,801         1.357              125,894
    Separate Account Charges 1.55% .................................          221,978         1.587              352,295
    Separate Account Charges 1.65% .................................               --         1.584                   --
    Separate Account Charges 1.70% .................................               --         1.353                   --
    Separate Account Charges 1.75% .................................           96,330         1.582              152,371
    Separate Account Charges 1.85% .................................               --         1.579                   --
    Separate Account Charges 1.90% .................................          103,147         1.350              139,208
    Separate Account Charges 1.95% .................................          673,155         1.576            1,061,216
    Separate Account Charges 2.00% .................................           18,065         1.146               20,700
    Separate Account Charges 2.05% .................................               --         1.574                   --
    Separate Account Charges 2.15% .................................          204,223         1.571              320,879
    Separate Account Charges 2.35% .................................           92,690         1.566              145,149
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.096                   --
    Separate Account Charges 1.50% .................................           55,611         1.096               60,942
    Separate Account Charges 1.55% .................................           55,286         1.095               60,563
    Separate Account Charges 1.65% .................................               --         1.095                   --
    Separate Account Charges 1.70% .................................               --         1.094                   --
    Separate Account Charges 1.75% .................................               --         1.094                   --
    Separate Account Charges 1.85% .................................               --         1.093                   --
    Separate Account Charges 1.90% .................................           49,827         1.092               54,431
    Separate Account Charges 1.95% .................................           66,258         1.092               72,351
    Separate Account Charges 2.00% .................................               --         1.072                   --
    Separate Account Charges 2.05% .................................               --         1.091                   --
    Separate Account Charges 2.15% .................................           16,725         1.090               18,234
    Separate Account Charges 2.35% .................................           11,688         1.088               12,722
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.002                   --
    Separate Account Charges 1.50% .................................               --         1.002                   --
    Separate Account Charges 1.55% .................................               --         1.002                   --
    Separate Account Charges 1.65% .................................               --         1.001                   --
    Separate Account Charges 1.70% .................................               --         1.000                   --
    Separate Account Charges 1.75% .................................               --         1.000                   --
    Separate Account Charges 1.85% .................................               --         0.999                   --
    Separate Account Charges 1.90% .................................               --         0.999                   --
    Separate Account Charges 1.95% .................................            1,739         0.998                1,736
    Separate Account Charges 2.00% .................................            6,910         0.994                6,869
    Separate Account Charges 2.05% .................................               --         0.998                   --
    Separate Account Charges 2.15% .................................            9,266         0.997                9,236
    Separate Account Charges 2.35% .................................           20,169         0.995               20,073
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.075                   --
    Separate Account Charges 1.50% .................................           56,059         1.074               60,213
    Separate Account Charges 1.55% .................................           48,035         1.074               51,574
    Separate Account Charges 1.65% .................................               --         1.073                   --
    Separate Account Charges 1.70% .................................            3,987         1.072                4,276
    Separate Account Charges 1.75% .................................               --         1.072                   --
    Separate Account Charges 1.85% .................................               --         1.071                   --
    Separate Account Charges 1.90% .................................           41,335         1.071               44,258

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.95% .................................            1,637      $  1.070        $       1,753
    Separate Account Charges 2.00% .................................           20,313         1.012               20,566
    Separate Account Charges 2.05% .................................               --         1.069                   --
    Separate Account Charges 2.15% .................................               --         1.069                   --
    Separate Account Charges 2.35% .................................            1,971         1.067                2,103
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.684                   --
    Separate Account Charges 1.50% .................................            4,831         1.470                7,101
    Separate Account Charges 1.55% .................................           17,124         1.681               28,791
    Separate Account Charges 1.65% .................................               --         1.678                   --
    Separate Account Charges 1.70% .................................               --         1.466                   --
    Separate Account Charges 1.75% .................................           47,378         1.676               79,388
    Separate Account Charges 1.85% .................................               --         1.673                   --
    Separate Account Charges 1.90% .................................          107,127         1.462              156,648
    Separate Account Charges 1.95% .................................           93,070         1.670              155,433
    Separate Account Charges 2.00% .................................            5,273         1.311                6,912
    Separate Account Charges 2.05% .................................               --         1.667                   --
    Separate Account Charges 2.15% .................................           53,965         1.664               89,823
    Separate Account Charges 2.35% .................................           24,706         1.659               40,987
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.602                   --
    Separate Account Charges 1.50% .................................           35,210         1.300               45,772
    Separate Account Charges 1.55% .................................           92,203         1.599              147,455
    Separate Account Charges 1.65% .................................               --         1.597                   --
    Separate Account Charges 1.70% .................................            1,654         1.297                2,145
    Separate Account Charges 1.75% .................................           43,253         1.594               68,943
    Separate Account Charges 1.85% .................................               --         1.591                   --
    Separate Account Charges 1.90% .................................           20,684         1.293               26,749
    Separate Account Charges 1.95% .................................          237,395         1.589              377,133
    Separate Account Charges 2.00% .................................               --         1.156                   --
    Separate Account Charges 2.05% .................................               --         1.586                   --
    Separate Account Charges 2.15% .................................           49,786         1.583               78,827
    Separate Account Charges 2.35% .................................           46,571         1.578               73,493
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.435                   --
    Separate Account Charges 1.50% .................................               --         1.185                   --
    Separate Account Charges 1.55% .................................            4,694         1.433                6,725
    Separate Account Charges 1.65% .................................               --         1.430                   --
    Separate Account Charges 1.70% .................................               --         1.181                   --
    Separate Account Charges 1.75% .................................           18,870         1.428               26,947
    Separate Account Charges 1.85% .................................               --         1.426                   --
    Separate Account Charges 1.90% .................................               --         1.178                   --
    Separate Account Charges 1.95% .................................          122,809         1.423              174,790
    Separate Account Charges 2.00% .................................               --         1.110                   --
    Separate Account Charges 2.05% .................................               --         1.421                   --
    Separate Account Charges 2.15% .................................            3,005         1.418                4,262
    Separate Account Charges 2.35% .................................               --         1.414                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --      $  1.181        $          --
    Separate Account Charges 1.50% .................................          185,891         1.144              212,626
    Separate Account Charges 1.55% .................................          434,953         1.179              512,941
    Separate Account Charges 1.65% .................................               --         1.177                   --
    Separate Account Charges 1.70% .................................               --         1.141                   --
    Separate Account Charges 1.75% .................................           84,733         1.175               99,593
    Separate Account Charges 1.85% .................................               --         1.173                   --
    Separate Account Charges 1.90% .................................          166,324         1.138              189,264
    Separate Account Charges 1.95% .................................        1,066,989         1.171            1,249,932
    Separate Account Charges 2.00% .................................           27,460         1.100               30,220
    Separate Account Charges 2.05% .................................               --         1.169                   --
    Separate Account Charges 2.15% .................................          131,144         1.168              153,117
    Separate Account Charges 2.35% .................................           29,900         1.164               34,793
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................               --         1.309                   --
    Separate Account Charges 1.50% .................................          160,295         1.205              193,107
    Separate Account Charges 1.55% .................................           49,476         1.307               64,668
    Separate Account Charges 1.65% .................................               --         1.305                   --
    Separate Account Charges 1.70% .................................               --         1.202                   --
    Separate Account Charges 1.75% .................................          217,199         1.303              282,951
    Separate Account Charges 1.85% .................................               --         1.301                   --
    Separate Account Charges 1.90% .................................          114,545         1.198              137,281
    Separate Account Charges 1.95% .................................          291,724         1.298              378,767
    Separate Account Charges 2.00% .................................            3,856         1.088                4,197
    Separate Account Charges 2.05% .................................               --         1.296                   --
    Separate Account Charges 2.15% .................................            4,232         1.294                5,477
    Separate Account Charges 2.35% .................................          111,523         1.290              143,837

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.45% .................................           19,671         1.482               29,162
    Separate Account Charges 1.50% .................................               --         1.297                   --
    Separate Account Charges 1.55% .................................            3,904         1.480                5,778
    Separate Account Charges 1.65% .................................               --         1.478                   --
    Separate Account Charges 1.70% .................................               --         1.294                   --
    Separate Account Charges 1.75% .................................               --         1.475                   --
    Separate Account Charges 1.85% .................................           41,168         1.473               60,625
    Separate Account Charges 1.90% .................................               --         1.290                   --
    Separate Account Charges 1.95% .................................           21,554         1.470               31,688
    Separate Account Charges 2.00% .................................               --         1.161                   --
    Separate Account Charges 2.05% .................................              737         1.468                1,082
    Separate Account Charges 2.15% .................................            4,750         1.465                6,960
    Separate Account Charges 2.35% .................................               --         1.460                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.45% .................................          126,858      $  1.780        $     225,818
    Separate Account Charges 1.50% .................................               --         1.434                   --
    Separate Account Charges 1.55% .................................           57,146         1.777              101,555
    Separate Account Charges 1.65% .................................               --         1.774                   --
    Separate Account Charges 1.70% .................................               --         1.431                   --
    Separate Account Charges 1.75% .................................            3,954         1.771                7,003
    Separate Account Charges 1.85% .................................          147,490         1.768              260,794
    Separate Account Charges 1.90% .................................               --         1.427                   --
    Separate Account Charges 1.95% .................................          126,792         1.765              223,819
    Separate Account Charges 2.00% .................................               --         1.195                   --
    Separate Account Charges 2.05% .................................           22,493         1.762               39,639
    Separate Account Charges 2.15% .................................           64,983         1.759              114,328
    Separate Account Charges 2.35% .................................           29,054         1.753               50,946

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.45% .................................           92,696         1.400              129,787
    Separate Account Charges 1.50% .................................               --         1.185                   --
    Separate Account Charges 1.55% .................................           53,855         1.398               75,278
    Separate Account Charges 1.65% .................................               --         1.395                   --
    Separate Account Charges 1.70% .................................               --         1.182                   --
    Separate Account Charges 1.75% .................................           23,612         1.393               32,893
    Separate Account Charges 1.85% .................................          313,385         1.391              435,851
    Separate Account Charges 1.90% .................................               --         1.179                   --
    Separate Account Charges 1.95% .................................          152,707         1.388              212,027
    Separate Account Charges 2.00% .................................               --         1.059                   --
    Separate Account Charges 2.05% .................................               --         1.386                   --
    Separate Account Charges 2.15% .................................           39,808         1.384               55,087
    Separate Account Charges 2.35% .................................            9,116         1.379               12,572
  Investors Fund - Class I
    Separate Account Charges 1.45% .................................          118,997         1.387              165,050
    Separate Account Charges 1.50% .................................               --         1.216                   --
    Separate Account Charges 1.55% .................................          100,279         1.385              138,855
    Separate Account Charges 1.65% .................................           10,133         1.382               14,007
    Separate Account Charges 1.70% .................................               --         1.212                   --
    Separate Account Charges 1.75% .................................            8,137         1.380               11,230
    Separate Account Charges 1.85% .................................          252,036         1.378              347,244
    Separate Account Charges 1.90% .................................               --         1.209                   --
    Separate Account Charges 1.95% .................................          183,675         1.375              252,636
    Separate Account Charges 2.00% .................................               --         1.082                   --
    Separate Account Charges 2.05% .................................               --         1.373                   --
    Separate Account Charges 2.15% .................................           68,803         1.371               94,318
    Separate Account Charges 2.35% .................................               --         1.366                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.45% .................................           77,067         1.297               99,949
    Separate Account Charges 1.50% .................................               --         1.089                   --
    Separate Account Charges 1.55% .................................          230,719         1.295              298,719
    Separate Account Charges 1.65% .................................               --         1.293                   --
    Separate Account Charges 1.70% .................................               --         1.087                   --
    Separate Account Charges 1.75% .................................          110,001         1.290              141,945

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Large Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.85% .................................          224,333      $  1.288        $     288,993
    Separate Account Charges 1.90% .................................               --         1.084                   --
    Separate Account Charges 1.95% .................................          381,924         1.286              491,189
    Separate Account Charges 2.00% .................................               --         0.993                   --
    Separate Account Charges 2.05% .................................            2,981         1.284                3,827
    Separate Account Charges 2.15% .................................               --         1.282                   --
    Separate Account Charges 2.35% .................................            4,884         1.278                6,240
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.45% .................................           74,428         1.624              120,846
    Separate Account Charges 1.50% .................................               --         1.264                   --
    Separate Account Charges 1.55% .................................           91,684         1.621              148,614
    Separate Account Charges 1.65% .................................               --         1.618                   --
    Separate Account Charges 1.70% .................................               --         1.261                   --
    Separate Account Charges 1.75% .................................           15,280         1.615               24,685
    Separate Account Charges 1.85% .................................          331,918         1.613              535,328
    Separate Account Charges 1.90% .................................               --         1.258                   --
    Separate Account Charges 1.95% .................................          260,079         1.610              418,759
    Separate Account Charges 2.00% .................................               --         1.168                   --
    Separate Account Charges 2.05% .................................               --         1.607                   --
    Separate Account Charges 2.15% .................................           48,181         1.605               77,318
    Separate Account Charges 2.35% .................................            9,786         1.599               15,651
  Total Return Fund - Class II
    Separate Account Charges 1.45% .................................               --         1.193                   --
    Separate Account Charges 1.50% .................................              971         1.135                1,102
    Separate Account Charges 1.55% .................................          122,812         1.191              146,243
    Separate Account Charges 1.65% .................................               --         1.189                   --
    Separate Account Charges 1.70% .................................               --         1.132                   --
    Separate Account Charges 1.75% .................................           54,933         1.187               65,195
    Separate Account Charges 1.85% .................................               --         1.185                   --
    Separate Account Charges 1.90% .................................               96         1.129                  108
    Separate Account Charges 1.95% .................................          132,002         1.183              156,141
    Separate Account Charges 2.00% .................................               --         1.056                   --
    Separate Account Charges 2.05% .................................               --         1.181                   --
    Separate Account Charges 2.15% .................................           38,367         1.179               45,231
    Separate Account Charges 2.35% .................................           25,639         1.175               30,126

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.45% .................................          164,856         1.196              197,174
    Separate Account Charges 1.50% .................................               --         1.127                   --
    Separate Account Charges 1.55% .................................          116,321         1.194              138,889
    Separate Account Charges 1.65% .................................            6,987         1.192                8,328
    Separate Account Charges 1.70% .................................               --         1.124                   --
    Separate Account Charges 1.75% .................................           20,911         1.190               24,885
    Separate Account Charges 1.85% .................................          210,015         1.188              249,508
    Separate Account Charges 1.90% .................................               --         1.121                   --
    Separate Account Charges 1.95% .................................          452,909         1.186              537,170
    Separate Account Charges 2.00% .................................               --         1.044                   --
    Separate Account Charges 2.05% .................................           12,267         1.184               14,524
    Separate Account Charges 2.15% .................................          105,380         1.182              124,569
    Separate Account Charges 2.35% .................................          137,979         1.178              162,557

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.45% .................................           81,623      $  1.493        $     121,851
    Separate Account Charges 1.50% .................................               --         1.264                   --
    Separate Account Charges 1.55% .................................           30,068         1.490               44,812
    Separate Account Charges 1.65% .................................            4,013         1.488                5,971
    Separate Account Charges 1.70% .................................               --         1.261                   --
    Separate Account Charges 1.75% .................................           16,990         1.485               25,236
    Separate Account Charges 1.85% .................................          203,618         1.483              301,941
    Separate Account Charges 1.90% .................................               --         1.258                   --
    Separate Account Charges 1.95% .................................           61,285         1.480               90,726
    Separate Account Charges 2.00% .................................               --         1.121                   --
    Separate Account Charges 2.05% .................................               --         1.478                   --
    Separate Account Charges 2.15% .................................               --         1.475                   --
    Separate Account Charges 2.35% .................................           54,685         1.470               80,415
  Equity Income Portfolio
    Separate Account Charges 1.45% .................................          246,109         1.338              329,409
    Separate Account Charges 1.50% .................................               --         1.194                   --
    Separate Account Charges 1.55% .................................           52,629         1.336               70,326
    Separate Account Charges 1.65% .................................               --         1.334                   --
    Separate Account Charges 1.70% .................................               --         1.191                   --
    Separate Account Charges 1.75% .................................               --         1.332                   --
    Separate Account Charges 1.85% .................................          479,721         1.330              637,800
    Separate Account Charges 1.90% .................................               --         1.187                   --
    Separate Account Charges 1.95% .................................          352,257         1.327              467,555
    Separate Account Charges 2.00% .................................               --         1.104                   --
    Separate Account Charges 2.05% .................................           11,007         1.325               14,585
    Separate Account Charges 2.15% .................................           67,237         1.323               88,946
    Separate Account Charges 2.35% .................................            9,604         1.318               12,662
  Federated High Yield Portfolio
    Separate Account Charges 1.45% .................................          184,369         1.207              222,577
    Separate Account Charges 1.50% .................................               --         1.147                   --
    Separate Account Charges 1.55% .................................           68,687         1.205               82,782
    Separate Account Charges 1.65% .................................               --         1.203                   --
    Separate Account Charges 1.70% .................................               --         1.144                   --
    Separate Account Charges 1.75% .................................           71,537         1.201               85,928
    Separate Account Charges 1.85% .................................          262,881         1.199              315,235
    Separate Account Charges 1.90% .................................               --         1.141                   --
    Separate Account Charges 1.95% .................................          309,883         1.197              370,982
    Separate Account Charges 2.00% .................................               --         1.080                   --
    Separate Account Charges 2.05% .................................            4,629         1.195                5,532
    Separate Account Charges 2.15% .................................          120,343         1.193              143,589
    Separate Account Charges 2.35% .................................           19,127         1.189               22,745
  Federated Stock Portfolio
    Separate Account Charges 1.45% .................................            2,360         1.364                3,220
    Separate Account Charges 1.50% .................................               --         1.231                   --
    Separate Account Charges 1.55% .................................               --         1.362                   --
    Separate Account Charges 1.65% .................................               --         1.360                   --
    Separate Account Charges 1.70% .................................               --         1.227                   --
    Separate Account Charges 1.75% .................................               --         1.358                   --
    Separate Account Charges 1.85% .................................           40,321         1.355               54,650
    Separate Account Charges 1.90% .................................               --         1.224                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 1.95% .................................           75,190      $  1.353        $     101,738
    Separate Account Charges 2.00% .................................               --         1.081                   --
    Separate Account Charges 2.05% .................................               --         1.351                   --
    Separate Account Charges 2.15% .................................           20,771         1.349               28,011
    Separate Account Charges 2.35% .................................               --         1.344                   --
  Large Cap Portfolio
    Separate Account Charges 1.45% .................................           54,441         1.249               67,995
    Separate Account Charges 1.50% .................................               --         1.135                   --
    Separate Account Charges 1.55% .................................            4,393         1.247                5,477
    Separate Account Charges 1.65% .................................           11,425         1.245               14,221
    Separate Account Charges 1.70% .................................               --         1.133                   --
    Separate Account Charges 1.75% .................................               --         1.243                   --
    Separate Account Charges 1.85% .................................          155,775         1.241              193,258
    Separate Account Charges 1.90% .................................               --         1.130                   --
    Separate Account Charges 1.95% .................................           53,294         1.239               66,007
    Separate Account Charges 2.00% .................................               --         1.050                   --
    Separate Account Charges 2.05% .................................            2,610         1.236                3,228
    Separate Account Charges 2.15% .................................            7,527         1.234                9,291
    Separate Account Charges 2.35% .................................            2,957         1.230                3,638
  Lazard International Stock Portfolio
    Separate Account Charges 1.45% .................................           41,940         1.446               60,626
    Separate Account Charges 1.50% .................................               --         1.289                   --
    Separate Account Charges 1.55% .................................           24,977         1.443               36,046
    Separate Account Charges 1.65% .................................            3,253         1.441                4,687
    Separate Account Charges 1.70% .................................               --         1.286                   --
    Separate Account Charges 1.75% .................................            6,223         1.438                8,950
    Separate Account Charges 1.85% .................................          143,164         1.436              205,568
    Separate Account Charges 1.90% .................................               --         1.282                   --
    Separate Account Charges 1.95% .................................          106,614         1.433              152,832
    Separate Account Charges 2.00% .................................               --         1.147                   --
    Separate Account Charges 2.05% .................................            2,269         1.431                3,247
    Separate Account Charges 2.15% .................................           23,568         1.429               33,671
    Separate Account Charges 2.35% .................................               --         1.424                   --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.45% .................................            5,125         1.328                6,804
    Separate Account Charges 1.50% .................................               --         1.210                   --
    Separate Account Charges 1.55% .................................               --         1.325                   --
    Separate Account Charges 1.65% .................................               --         1.323                   --
    Separate Account Charges 1.70% .................................               --         1.207                   --
    Separate Account Charges 1.75% .................................           24,004         1.321               31,709
    Separate Account Charges 1.85% .................................          178,905         1.319              235,939
    Separate Account Charges 1.90% .................................               --         1.204                   --
    Separate Account Charges 1.95% .................................          121,322         1.317              159,730
    Separate Account Charges 2.00% .................................               --         1.126                   --
    Separate Account Charges 2.05% .................................               --         1.314                   --
    Separate Account Charges 2.15% .................................           92,395         1.312              121,237
    Separate Account Charges 2.35% .................................           39,529         1.308               51,697

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.45% .................................           10,019      $  1.331        $      13,333
    Separate Account Charges 1.50% .................................               --         1.171                   --
    Separate Account Charges 1.55% .................................            5,660         1.329                7,520
    Separate Account Charges 1.65% .................................               --         1.326                   --
    Separate Account Charges 1.70% .................................               --         1.168                   --
    Separate Account Charges 1.75% .................................               --         1.324                   --
    Separate Account Charges 1.85% .................................           46,403         1.322               61,343
    Separate Account Charges 1.90% .................................               --         1.165                   --
    Separate Account Charges 1.95% .................................           28,827         1.320               38,043
    Separate Account Charges 2.00% .................................               --         1.084                   --
    Separate Account Charges 2.05% .................................               --         1.317                   --
    Separate Account Charges 2.15% .................................            5,481         1.315                7,209
    Separate Account Charges 2.35% .................................               --         1.311                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.45% .................................           40,812         1.443               58,887
    Separate Account Charges 1.50% .................................               --         1.192                   --
    Separate Account Charges 1.55% .................................           61,809         1.440               89,035
    Separate Account Charges 1.65% .................................               --         1.438                   --
    Separate Account Charges 1.70% .................................               --         1.189                   --
    Separate Account Charges 1.75% .................................           13,897         1.436               19,951
    Separate Account Charges 1.85% .................................          134,839         1.433              193,263
    Separate Account Charges 1.90% .................................               --         1.186                   --
    Separate Account Charges 1.95% .................................           90,284         1.431              129,184
    Separate Account Charges 2.00% .................................               --         1.075                   --
    Separate Account Charges 2.05% .................................            5,261         1.428                7,515
    Separate Account Charges 2.15% .................................           22,734         1.426               32,420
    Separate Account Charges 2.35% .................................               --         1.421                   --
  MFS Value Portfolio
    Separate Account Charges 1.45% .................................               --         1.112                   --
    Separate Account Charges 1.50% .................................               --         1.112                   --
    Separate Account Charges 1.55% .................................               --         1.112                   --
    Separate Account Charges 1.65% .................................               --         1.111                   --
    Separate Account Charges 1.70% .................................               --         1.111                   --
    Separate Account Charges 1.75% .................................               --         1.110                   --
    Separate Account Charges 1.85% .................................           25,230         1.109               27,990
    Separate Account Charges 1.90% .................................               --         1.109                   --
    Separate Account Charges 1.95% .................................            2,842         1.109                3,151
    Separate Account Charges 2.00% .................................               --         1.128                   --
    Separate Account Charges 2.05% .................................            2,920         1.108                3,235
    Separate Account Charges 2.15% .................................           14,281         1.107               15,811
    Separate Account Charges 2.35% .................................               --         1.106                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.45% .................................            2,094         1.306                2,735
    Separate Account Charges 1.50% .................................               --         1.199                   --
    Separate Account Charges 1.55% .................................               --         1.304                   --
    Separate Account Charges 1.65% .................................               --         1.302                   --
    Separate Account Charges 1.70% .................................               --         1.196                   --
    Separate Account Charges 1.75% .................................               --         1.300                   --
    Separate Account Charges 1.85% .................................            1,760         1.297                2,283
    Separate Account Charges 1.90% .................................               --         1.193                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio (continued)
    Separate Account Charges 1.95% .................................           22,967      $  1.295        $      29,747
    Separate Account Charges 2.00% .................................               --         1.095                   --
    Separate Account Charges 2.05% .................................               --         1.293                   --
    Separate Account Charges 2.15% .................................            5,505         1.291                7,106
    Separate Account Charges 2.35% .................................               --         1.287                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.45% .................................               --         1.047                   --
    Separate Account Charges 1.50% .................................               --         1.047                   --
    Separate Account Charges 1.55% .................................               --         1.046                   --
    Separate Account Charges 1.65% .................................               --         1.045                   --
    Separate Account Charges 1.70% .................................               --         1.045                   --
    Separate Account Charges 1.75% .................................               --         1.045                   --
    Separate Account Charges 1.85% .................................            6,198         1.044                6,471
    Separate Account Charges 1.90% .................................               --         1.044                   --
    Separate Account Charges 1.95% .................................               --         1.043                   --
    Separate Account Charges 2.00% .................................               --         1.077                   --
    Separate Account Charges 2.05% .................................               --         1.043                   --
    Separate Account Charges 2.15% .................................               --         1.042                   --
    Separate Account Charges 2.35% .................................               --         1.040                   --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.45% .................................          585,269         1.034              605,413
    Separate Account Charges 1.50% .................................               --         1.032                   --
    Separate Account Charges 1.55% .................................            7,576         1.033                7,824
    Separate Account Charges 1.65% .................................           15,077         1.031               15,544
    Separate Account Charges 1.70% .................................               --         1.030                   --
    Separate Account Charges 1.75% .................................           33,545         1.029               34,526
    Separate Account Charges 1.85% .................................          434,729         1.027              446,690
    Separate Account Charges 1.90% .................................               --         1.027                   --
    Separate Account Charges 1.95% .................................          348,721         1.026              357,711
    Separate Account Charges 2.00% .................................               --         1.034                   --
    Separate Account Charges 2.05% .................................           42,828         1.024               43,859
    Separate Account Charges 2.15% .................................          228,259         1.022              233,360
    Separate Account Charges 2.35% .................................           25,127         1.019               25,603
  U.S. Government Securities Portfolio
    Separate Account Charges 1.45% .................................            2,622         1.048                2,747
    Separate Account Charges 1.50% .................................               --         1.047                   --
    Separate Account Charges 1.55% .................................               --         1.047                   --
    Separate Account Charges 1.65% .................................               --         1.046                   --
    Separate Account Charges 1.70% .................................               --         1.046                   --
    Separate Account Charges 1.75% .................................               --         1.045                   --
    Separate Account Charges 1.85% .................................               --         1.045                   --
    Separate Account Charges 1.90% .................................               --         1.044                   --
    Separate Account Charges 1.95% .................................            9,695         1.044               10,120
    Separate Account Charges 2.00% .................................               --         1.074                   --
    Separate Account Charges 2.05% .................................               --         1.043                   --
    Separate Account Charges 2.15% .................................               --         1.043                   --
    Separate Account Charges 2.35% .................................               --         1.041                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.45% .................................           23,433      $  1.288        $      30,178
    Separate Account Charges 1.50% .................................               --         1.135                   --
    Separate Account Charges 1.55% .................................            4,277         1.286                5,498
    Separate Account Charges 1.65% .................................               --         1.283                   --
    Separate Account Charges 1.70% .................................               --         1.132                   --
    Separate Account Charges 1.75% .................................            8,527         1.281               10,926
    Separate Account Charges 1.85% .................................          176,030         1.279              225,179
    Separate Account Charges 1.90% .................................               --         1.129                   --
    Separate Account Charges 1.95% .................................           49,333         1.277               63,002
    Separate Account Charges 2.00% .................................               --         1.057                   --
    Separate Account Charges 2.05% .................................               --         1.275                   --
    Separate Account Charges 2.15% .................................           31,449         1.273               40,029
    Separate Account Charges 2.35% .................................           88,003         1.269              111,636
  MFS Total Return Portfolio
    Separate Account Charges 1.45% .................................          480,980         1.238              595,516
    Separate Account Charges 1.50% .................................               --         1.166                   --
    Separate Account Charges 1.55% .................................        1,165,474         1.236            1,440,603
    Separate Account Charges 1.65% .................................           19,602         1.234               24,189
    Separate Account Charges 1.70% .................................               --         1.163                   --
    Separate Account Charges 1.75% .................................           53,678         1.232               66,128
    Separate Account Charges 1.85% .................................        1,338,782         1.230            1,646,499
    Separate Account Charges 1.90% .................................               --         1.160                   --
    Separate Account Charges 1.95% .................................        1,513,280         1.228            1,857,994
    Separate Account Charges 2.00% .................................               --         1.098                   --
    Separate Account Charges 2.05% .................................           70,997         1.226               87,023
    Separate Account Charges 2.15% .................................          231,941         1.224              283,823
    Separate Account Charges 2.35% .................................          105,236         1.220              128,344
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.45% .................................               --         1.086                   --
    Separate Account Charges 1.50% .................................               --         1.086                   --
    Separate Account Charges 1.55% .................................               --         1.086                   --
    Separate Account Charges 1.65% .................................               --         1.085                   --
    Separate Account Charges 1.70% .................................               --         1.085                   --
    Separate Account Charges 1.75% .................................               --         1.084                   --
    Separate Account Charges 1.85% .................................               --         1.084                   --
    Separate Account Charges 1.90% .................................               --         1.083                   --
    Separate Account Charges 1.95% .................................           11,963         1.083               12,953
    Separate Account Charges 2.00% .................................               --         1.106                   --
    Separate Account Charges 2.05% .................................            2,982         1.082                3,227
    Separate Account Charges 2.15% .................................            8,339         1.081                9,017
    Separate Account Charges 2.35% .................................               --         1.080                   --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.45% .................................          185,835         0.996              185,138
    Separate Account Charges 1.50% .................................               --         0.996                   --
    Separate Account Charges 1.55% .................................            5,071         0.995                5,046
    Separate Account Charges 1.65% .................................               --         0.994                   --
    Separate Account Charges 1.70% .................................               --         0.993                   --
    Separate Account Charges 1.75% .................................           90,723         0.992               90,031
    Separate Account Charges 1.85% .................................           17,372         0.991               17,218
    Separate Account Charges 1.90% .................................               --         0.990                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
    Separate Account Charges 1.95% .................................           52,196      $  0.990        $      51,666
    Separate Account Charges 2.00% .................................               --         1.000                   --
    Separate Account Charges 2.05% .................................            1,609         0.989                1,590
    Separate Account Charges 2.15% .................................           31,930         0.987               31,524
    Separate Account Charges 2.35% .................................           19,582         0.985               19,284
  Strategic Equity Portfolio
    Separate Account Charges 1.45% .................................           17,850         1.336               23,846
    Separate Account Charges 1.50% .................................               --         1.162                   --
    Separate Account Charges 1.55% .................................               --         1.334                   --
    Separate Account Charges 1.65% .................................               --         1.331                   --
    Separate Account Charges 1.70% .................................               --         1.159                   --
    Separate Account Charges 1.75% .................................               --         1.329                   --
    Separate Account Charges 1.85% .................................           86,158         1.327              114,329
    Separate Account Charges 1.90% .................................               --         1.156                   --
    Separate Account Charges 1.95% .................................           52,176         1.325               69,120
    Separate Account Charges 2.00% .................................               --         1.100                   --
    Separate Account Charges 2.05% .................................               --         1.323                   --
    Separate Account Charges 2.15% .................................           14,823         1.320               19,571
    Separate Account Charges 2.35% .................................           11,162         1.316               14,688

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................           78,731         1.461              114,996
    Separate Account Charges 1.50% .................................               --         1.280                   --
    Separate Account Charges 1.55% .................................          191,781         1.458              279,650
    Separate Account Charges 1.65% .................................               --         1.456                   --
    Separate Account Charges 1.70% .................................               --         1.277                   --
    Separate Account Charges 1.75% .................................           33,270         1.453               48,351
    Separate Account Charges 1.85% .................................          942,636         1.451            1,367,655
    Separate Account Charges 1.90% .................................               --         1.274                   --
    Separate Account Charges 1.95% .................................          514,186         1.448              744,768
    Separate Account Charges 2.00% .................................               --         1.133                   --
    Separate Account Charges 2.05% .................................           38,593         1.446               55,805
    Separate Account Charges 2.15% .................................           16,903         1.444               24,401
    Separate Account Charges 2.35% .................................           28,685         1.439               41,271
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.45% .................................            4,194         1.216                5,100
    Separate Account Charges 1.50% .................................               --         1.107                   --
    Separate Account Charges 1.55% .................................               --         1.214                   --
    Separate Account Charges 1.65% .................................               --         1.212                   --
    Separate Account Charges 1.70% .................................               --         1.104                   --
    Separate Account Charges 1.75% .................................               --         1.210                   --
    Separate Account Charges 1.85% .................................          228,917         1.208              276,506
    Separate Account Charges 1.90% .................................               --         1.101                   --
    Separate Account Charges 1.95% .................................           13,808         1.206               16,650
    Separate Account Charges 2.00% .................................               --         1.040                   --
    Separate Account Charges 2.05% .................................               --         1.204                   --
    Separate Account Charges 2.15% .................................               --         1.202                   --
    Separate Account Charges 2.35% .................................               --         1.198                   --

                                                                                        DECEMBER 31, 2004
                                                                          ----------------------------------------------

                                                                          ACCUMULATION       UNIT
                                                                              UNITS          VALUE           NET ASSETS
                                                                          ------------     --------        -------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.45% .................................           93,181      $  1.408        $     131,233
    Separate Account Charges 1.50% .................................               --         1.245                   --
    Separate Account Charges 1.55% .................................           49,956         1.406               70,237
    Separate Account Charges 1.65% .................................               --         1.404                   --
    Separate Account Charges 1.70% .................................               --         1.242                   --
    Separate Account Charges 1.75% .................................            1,988         1.401                2,785
    Separate Account Charges 1.85% .................................          338,775         1.399              473,932
    Separate Account Charges 1.90% .................................               --         1.239                   --
    Separate Account Charges 1.95% .................................          397,536         1.397              555,204
    Separate Account Charges 2.00% .................................               --         1.109                   --
    Separate Account Charges 2.05% .................................           32,401         1.394               45,176
    Separate Account Charges 2.15% .................................           62,855         1.392               87,491
    Separate Account Charges 2.35% .................................          155,105         1.387              215,174

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.45% .................................               --         1.184                   --
    Separate Account Charges 1.50% .................................               --         1.079                   --
    Separate Account Charges 1.55% .................................               --         1.182                   --
    Separate Account Charges 1.65% .................................               --         1.180                   --
    Separate Account Charges 1.70% .................................               --         1.077                   --
    Separate Account Charges 1.75% .................................            4,344         1.178                5,118
    Separate Account Charges 1.85% .................................           39,207         1.176               46,118
    Separate Account Charges 1.90% .................................               --         1.074                   --
    Separate Account Charges 1.95% .................................               --         1.174                   --
    Separate Account Charges 2.00% .................................               --         1.042                   --
    Separate Account Charges 2.05% .................................            5,380         1.172                6,308
    Separate Account Charges 2.15% .................................           13,006         1.170               15,222
    Separate Account Charges 2.35% .................................               --         1.166                   --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.45% .................................          108,517         1.735              188,272
    Separate Account Charges 1.50% .................................               --         1.403                   --
    Separate Account Charges 1.55% .................................           63,607         1.732              110,171
    Separate Account Charges 1.65% .................................            1,047         1.729                1,811
    Separate Account Charges 1.70% .................................               --         1.399                   --
    Separate Account Charges 1.75% .................................           14,611         1.726               25,222
    Separate Account Charges 1.85% .................................          328,944         1.723              566,897
    Separate Account Charges 1.90% .................................               --         1.396                   --
    Separate Account Charges 1.95% .................................          327,966         1.720              564,261
    Separate Account Charges 2.00% .................................               --         1.229                   --
    Separate Account Charges 2.05% .................................           22,714         1.718               39,013
    Separate Account Charges 2.15% .................................          114,837         1.715              196,915
    Separate Account Charges 2.35% .................................            2,432         1.709                4,156
                                                                                                           -------------

Net Contract Owners' Equity ........................................                                       $ 101,116,088
                                                                                                           =============

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $323,377)                                                         6,082  $    402,798  $    113,428  $     33,140
                                                                           ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.1%)
    Total (Cost $145,462)                                                        14,256       141,275       150,111         4,796
                                                                           ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.1%)
    Total (Cost $53,764)                                                          3,335        55,601        54,202           451
                                                                           ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.3%)
    Total (Cost $1,324,605)                                                   1,324,605     1,324,605     1,794,394     2,549,368
                                                                           ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (1.7%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $728,709)                 35,170       791,323       575,105       124,681
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $834,755)                  67,512       880,356       902,653       250,636
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,563,464)                                                     102,682     1,671,679     1,477,758       375,317
                                                                           ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $95,417)                                                          4,601       106,335        54,841        25,395
                                                                           ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (15.8%)
  Global Growth Fund - Class 2 Shares (Cost $1,880,608)                         125,879     2,168,903     1,235,360        25,141
  Growth Fund - Class 2 Shares (Cost $5,753,479)                                127,341     6,507,134     3,947,386       237,334
  Growth-Income Fund - Class 2 Shares (Cost $6,640,627)                         198,494     7,272,837     4,748,458       229,130
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $14,274,714)                                                    451,714    15,948,874     9,931,204       491,605
                                                                           ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.6%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,348,333)                                                      87,311     1,665,900     1,008,583       187,388
                                                                           ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (1.2%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $460,160)            13,531       481,157       341,358        34,484
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $629,810)                                                              17,002       706,446       403,888        79,460
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,089,970)                                                      30,533     1,187,603       745,246       113,944
                                                                           ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (9.5%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $1,946,216)                                                           121,667     2,130,397     1,606,992       352,576
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,457,425)                     83,997     1,632,062     1,087,267       133,432
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,685,716)              115,393     1,920,147     1,006,921       164,571
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $503,766)                                                              70,228       608,874       411,720        38,272
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,289,149)          102,862     1,476,067     1,219,414       138,413
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,640,430)           147,336     1,890,324     1,188,424        86,924
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $8,522,702)                                                     641,483     9,657,871     6,520,738       914,188
                                                                           ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (4.2%)
  Equity Index Portfolio - Class II Shares (Cost $1,426,535)                     54,564     1,610,721       683,779        68,060
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $559,097)                                                              28,971       615,055       387,175        13,769
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $1,452,954)                                                            74,247     1,562,897     1,485,300       262,309
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $404,506)                                                              91,874       451,103       173,515        19,930
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $3,843,092)                                                     249,656     4,239,776     2,729,769       364,068
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
JANUS ASPEN SERIES (0.6%)
  Balanced Portfolio - Service Shares (Cost $309,562)                            13,364  $    337,313  $     87,430  $     22,160
  Global Life Sciences Portfolio - Service Shares (Cost $89,720)                 13,762       108,307        28,348         4,332
  Global Technology Portfolio - Service Shares (Cost $63,288)                    18,499        65,673        31,056         8,434
  Worldwide Growth Portfolio - Service Shares (Cost $54,883)                      2,309        61,462        17,981        15,583
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $517,453)                                                        47,934       572,755       164,815        50,509
                                                                           ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $381,760)                                                        26,247       443,579       276,598        68,324
                                                                           ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (2.7%)
  Growth and Income Portfolio (Cost $1,086,686)                                  44,740     1,216,037       845,494       182,197
  Mid-Cap Value Portfolio (Cost $1,338,016)                                      74,802     1,555,125     1,179,704        99,797
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,424,702)                                                     119,542     2,771,162     2,025,198       281,994
                                                                           ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (1.6%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $923,061)          85,249       987,186     1,112,140       197,133
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $718,697)        68,478       616,298       756,163        41,792
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,641,758)                                                     153,727     1,603,484     1,868,303       238,925
                                                                           ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (1.5%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $890,939)                                                              26,598       976,959       405,664       215,991
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $438,176)         17,453       511,904       382,266       170,292
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $22,889)                 1,185        24,530        23,116           227
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,352,004)                                                      45,236     1,513,393       811,046       386,510
                                                                           ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (6.2%)
  Real Return Portfolio - Administrative Class (Cost $1,834,912)                145,419     1,878,810     1,348,145       231,689
  Total Return Portfolio - Administrative Class (Cost $4,315,255)               414,724     4,358,752     2,184,692       781,364
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $6,150,167)                                                     560,143     6,237,562     3,532,837     1,013,053
                                                                           ------------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (22.3%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $1,018,371)       99,681     1,008,769     1,048,017       248,074
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $775,715)               55,787       802,223       554,844       160,334
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $457,505)       26,581       540,390       414,532        92,294
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $1,677,137)        91,867     1,899,806     1,238,393       551,606
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $83,286)                   9,194        95,986        59,952           783
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $2,972,908)                160,966     3,301,423     2,331,757       249,204
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $676,906)          58,098       747,719       335,967       109,893
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $5,176,055)          460,441     5,373,347     3,383,187       912,808
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $505,002)                                                              52,790       625,038       308,529        63,073
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $1,967,848)        94,833     2,317,712     1,509,339       102,517
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $259,149)                                                              25,180       279,243       260,095           961
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    (Cost $36,677)                                                                3,739        37,914        36,911           232
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $179,116)                                                              16,996       184,743       279,663       102,656
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $453,478)                                                              23,293       565,083       307,415        24,806
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $698,160)        54,884       820,517       576,534       100,082
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $179,747)          16,554       212,724        47,396        33,748
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $2,400,223)                                                           220,469     2,482,486     2,243,172       199,787
  Pioneer Value VCT Portfolio - Class II Shares (Cost $1,076,191)                90,320     1,210,285       629,913        31,324
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $20,593,474)                                                  1,561,673    22,505,408    15,565,616     2,984,182
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                           ------------  ------------  ------------  ------------
PUTNAM VARIABLE TRUST (1.1%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $109,801)           9,197  $    135,295  $     53,954  $     22,491
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $799,000)               44,928     1,023,902       518,365        96,927
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $908,801)                                                        54,125     1,159,197       572,319       119,418
                                                                           ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (5.0%)
  All Cap Fund - Class I (Cost $858,522)                                         56,654       953,495       493,830        92,451
  Investors Fund - Class I (Cost $915,862)                                       74,101     1,023,340       546,998       260,351
  Large Cap Growth Fund - Class I (Cost $1,293,223)                             113,652     1,330,862       896,547        88,937
  Small Cap Growth Fund - Class I (Cost $1,122,775)                              95,188     1,341,201       766,214        89,096
  Total Return Fund - Class II (Cost $426,630)                                   38,926       444,146       454,602       186,712
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $4,617,012)                                                     378,521     5,093,044     3,158,191       717,547
                                                                           ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (9.1%)
  Convertible Securities Portfolio (Cost $1,405,905)                            118,025     1,457,604       952,790       261,890
  Disciplined Mid Cap Stock Portfolio (Cost $577,420)                            33,955       670,952       247,673        20,734
  Equity Income Portfolio (Cost $1,540,631)                                      94,425     1,621,283     1,190,901        63,613
  Federated High Yield Portfolio (Cost $1,243,171)                              144,939     1,249,370       859,978       210,996
  Federated Stock Portfolio (Cost $166,367)                                      11,330       187,619        89,537         2,842
  Large Cap Portfolio (Cost $333,616)                                            26,067       363,115       162,108        34,329
  Lazard International Stock Portfolio (Cost $436,742)                           44,276       505,627       238,966        14,899
  Merrill Lynch Large Cap Core Portfolio (Cost $535,494)                         67,085       607,116       505,782        56,754
  MFS Emerging Growth Portfolio (Cost $112,983)                                  12,092       127,448        71,595        22,640
  MFS Mid Cap Growth Portfolio (Cost $457,298)                                   67,548       530,255       254,623        56,376
  MFS Value Portfolio (Cost $48,201)                                              4,074        50,187        48,430           237
  Pioneer Fund Portfolio (Cost $40,128)                                           3,481        41,871        40,989           858
  Social Awareness Stock Portfolio (Cost $6,018)                                    266         6,471         6,037            20
  Travelers Quality Bond Portfolio (Cost $1,831,839)                            160,520     1,770,530     1,094,047       428,967
  U.S. Government Securities Portfolio (Cost $12,891)                             1,009        12,867        12,923            33
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $8,748,704)                                                     789,092     9,202,315     5,776,379     1,175,188
                                                                           ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (7.2%)
  AIM Capital Appreciation Portfolio (Cost $440,607)                             45,462       486,448       217,330        27,206
  MFS Total Return Portfolio (Cost $5,788,834)                                  357,650     6,130,119     3,014,128       453,098
  Pioneer Strategic Income Portfolio (Cost $25,491)                               2,686        25,197        25,728           244
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $402,762)           40,110       401,497       480,013        77,376
  Strategic Equity Portfolio (Cost $204,655)                                     13,772       241,554        25,482        36,884
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $6,862,349)                                                     459,680     7,284,815     3,762,681       594,808
                                                                           ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (3.0%)
  Comstock Portfolio - Class II Shares (Cost $2,241,566)                        195,537     2,676,897     1,212,994       109,361
  Enterprise Portfolio - Class II Shares (Cost $269,328)                         21,931       298,256        16,057        53,500
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,510,894)                                                     217,468     2,975,153     1,229,051       162,861
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.6%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $1,372,334)                                                      60,009     1,581,232       967,306       100,432
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.7%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $66,523)        10,234        72,766        52,471         1,329
  Mid Cap Portfolio - Service Class 2 (Cost $1,379,219)                          56,784     1,696,718     1,188,152       124,951
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,445,742)                                                      67,018     1,769,484     1,240,623       126,280
                                                                           ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $92,112,054)                                                                     $101,114,900  $ 65,531,237  $ 13,079,691
                                                                                         ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
CAPITAL APPRECIATION FUND                     2004      282   1.418 - 1.434        403          --     1.45 - 2.15    13.40 - 17.83
                                              2003      213   1.213 - 1.217        259        0.13     1.45 - 2.05     4.65 - 14.70

HIGH YIELD BOND TRUST                         2004      133   1.057 - 1.064        141       15.35     1.45 - 2.35      4.12 - 7.42

MANAGED ASSETS TRUST                          2004       53   1.057 - 1.062         56        4.71     1.45 - 2.15      5.79 - 9.19

MONEY MARKET PORTFOLIO                        2004    1,346   0.976 - 0.996      1,326        1.01     1.45 - 2.35    (1.11) - 0.00
                                              2003    2,095   0.990 - 0.995      2,080        0.39     1.45 - 2.15    (0.60) - 0.00
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -        2004      650   1.057 - 1.283        791          --     1.50 - 2.35      0.09 - 4.73
    Series II                                 2003      240   1.219 - 1.225        294          --     1.55 - 2.35     2.94 - 13.78

  AIM V.I. Mid Cap Core Equity Fund -         2004      654   1.190 - 1.392        880        0.03     1.50 - 2.35     8.63 - 11.90
    Series I                                  2003      147   1.238 - 1.244        182          --     1.55 - 2.35     5.99 - 11.70

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004       87   1.207 - 1.223        106          --     1.55 - 2.35      5.88 - 6.63
                                              2003       61   1.140 - 1.147         69          --     1.55 - 2.35      3.71 - 6.03
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004    1,478   1.460 - 1.477      2,169        0.45     1.45 - 2.15     7.91 - 11.81
                                              2003      562   1.316 - 1.321        740        0.04     1.45 - 2.05     1.70 - 20.49

  Growth Fund - Class 2 Shares                2004    4,687   1.376 - 1.397      6,507        0.22     1.45 - 2.35     9.90 - 10.87
                                              2003    1,735   1.252 - 1.260      2,180        0.25     1.45 - 2.35    10.54 - 22.04

  Growth-Income Fund - Class 2 Shares         2004    5,346   1.348 - 1.368      7,273        1.12     1.45 - 2.35      7.84 - 8.74
                                              2003    1,805   1.250 - 1.258      2,265        1.86     1.45 - 2.35     1.38 - 16.48
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard         2004    1,024   1.614 - 1.638      1,666        1.50     1.45 - 2.35    28.30 - 29.49
    Class                                     2003      445   1.258 - 1.265        563          --     1.45 - 2.35     3.88 - 19.58
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2004      398   1.202 - 1.214        481        2.23     1.45 - 2.05      2.91 - 3.58
                                              2003      139   1.168 - 1.172        163        2.21     1.45 - 2.05     1.82 - 12.08
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2004      503   1.390 - 1.411        706        0.22     1.45 - 2.35     4.91 - 10.09
                                              2003      254   1.279 - 1.286        326        0.06     1.45 - 2.15     1.58 - 18.59
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                     2004    1,651   1.185 - 1.329      2,130        0.67     1.50 - 2.35      2.77 - 9.29
                                              2003      596   1.209 - 1.216        724        0.06     1.55 - 2.35     2.19 - 13.79

  Franklin Small Cap Fund - Class 2 Shares    2004    1,163   1.087 - 1.465      1,632          --     1.50 - 2.35      2.07 - 9.74
                                              2003      397   1.328 - 1.335        528          --     1.55 - 2.35     4.30 - 19.48

  Mutual Shares Securities Fund - Class 2     2004    1,441   1.325 - 1.341      1,920        0.80     1.45 - 2.15     8.78 - 11.01
    Shares                                    2003      746   1.203 - 1.208        898        0.04     1.45 - 2.05     8.93 - 13.36

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004      337   1.792 - 1.820        609        1.94     1.45 - 2.35    21.82 - 22.97
                                              2003       95   1.471 - 1.480        140          --     1.45 - 2.35     3.08 - 28.61
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004    1,001   1.158 - 1.564      1,476        1.04     1.45 - 2.35     3.35 - 16.74
                                              2003      163   1.331 - 1.338        218          --     1.55 - 2.35     6.20 - 19.36
  Templeton Growth Securities Fund -
    Class 2 Shares                            2004    1,252   1.497 - 1.519      1,890        1.24     1.45 - 2.35    11.59 - 14.30
                                              2003      441   1.321 - 1.329        585        0.15     1.45 - 2.35    10.44 - 18.52
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares    2004    1,230   1.298 - 1.318      1,611        1.58     1.45 - 2.35      7.63 - 8.66
                                              2003      722   1.206 - 1.213        874        1.78     1.45 - 2.35     6.41 - 16.36
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004      452   1.354 - 1.370        615          --     1.45 - 2.15      3.44 - 7.54
                                              2003      161   1.270 - 1.274        205          --     1.45 - 1.95     5.56 - 16.51
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares             2004    1,199   1.055 - 1.346      1,563          --     1.50 - 2.35      1.49 - 7.08
                                              2003      192   1.250 - 1.257        241          --     1.55 - 2.35     4.15 - 15.11
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2004      346   1.294 - 1.313        451        1.04     1.45 - 2.35      5.37 - 7.79
                                              2003      218   1.225 - 1.230        268        0.60     1.45 - 1.95     5.24 - 12.58
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004      290   1.157 - 1.169        337        2.29     1.45 - 2.05      6.05 - 6.76
                                              2003      233   1.091 - 1.095        254        1.88     1.45 - 2.05      2.15 - 7.81
  Global Life Sciences Portfolio -
    Service Shares                            2004       81   1.327 - 1.343        108          --     1.45 - 2.15     7.47 - 12.57
                                              2003       60   1.187 - 1.193         72          --     1.45 - 2.15     3.03 - 13.98

  Global Technology Portfolio - Service       2004       48   1.359 - 1.375         66          --     1.45 - 2.15    (1.37) - 1.72
    Shares                                    2003       31   1.382 - 1.387         43          --     1.45 - 1.95   (0.50) - 17.52

  Worldwide Growth Portfolio - Service        2004       48   1.282 - 1.293         61        0.89     1.45 - 1.95      0.23 - 3.03
    Shares                                    2003       46   1.250 - 1.255         58        0.36     1.45 - 1.95     5.30 - 13.52

LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004      296   1.495 - 1.512        444          --     1.45 - 2.15    11.55 - 13.26
                                              2003      140   1.329 - 1.335        187          --     1.45 - 2.15     2.30 - 21.47
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004      886   1.361 - 1.381      1,216        1.12     1.45 - 2.35     8.27 - 11.01
                                              2003      360   1.240 - 1.244        446        1.30     1.45 - 1.95    14.48 - 15.89

  Mid-Cap Value Portfolio                     2004    1,017   1.516 - 1.539      1,555        0.46     1.45 - 2.35    14.93 - 22.24
                                              2003      218   1.253 - 1.259        273        1.06     1.45 - 2.15    13.27 - 15.82
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2004      817   1.202 - 1.214        987        6.12     1.45 - 2.35     9.32 - 12.15
                                              2003        3           1.078          3        2.87            1.85             4.26
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                          2004      511   1.200 - 1.213        616          --     1.45 - 2.35     7.17 - 14.39
                                              2003        5           1.071          6        0.14            1.95             3.58

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                  2004      769   1.139 - 1.295        977        0.18     1.50 - 2.35      1.96 - 5.03
                                              2003      587   1.227 - 1.233        723          --     1.55 - 2.35     6.03 - 13.47
  Oppenheimer Global Securities Fund/VA
    - Service Shares                          2004      326   1.347 - 1.654        512        0.65     1.50 - 2.35    10.59 - 17.06
                                              2003      159   1.408 - 1.413        224          --     1.55 - 2.15     7.21 - 23.49
  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004       23   1.050 - 1.051         25          --     1.85 - 1.95     5.84 - 10.88
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative      2004    1,681   1.107 - 1.124      1,879        1.03     1.45 - 2.35      5.93 - 7.35
    Class                                     2003      683   1.042 - 1.047        713        0.39     1.45 - 2.15    (1.88) - 3.16

  Total Return Portfolio - Administrative     2004    4,177   1.032 - 1.048      4,359        1.90     1.45 - 2.35    (0.10) - 3.35
    Class                                     2003    2,867   1.009 - 1.014      2,903        1.47     1.45 - 2.15    (1.55) - 2.96
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                           2004      998   0.997 - 1.035      1,009        5.07     1.50 - 2.35    (0.10) - 1.41
                                              2003      222   0.990 - 0.996        220        2.09     1.55 - 2.35    (0.90) - 1.64
  Pioneer Balanced VCT Portfolio - Class
    II Shares                                 2004      720   1.082 - 1.143        802        2.04     1.50 - 2.35      0.37 - 2.97
                                              2003      355   1.104 - 1.110        393        1.63     1.55 - 2.35      3.64 - 7.35
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                         2004      343   1.298 - 1.765        540        0.73     1.50 - 2.35     5.36 - 16.89
                                              2003       99   1.504 - 1.510        149          --     1.55 - 2.15     8.26 - 35.19
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                           2004    1,412   1.127 - 1.377      1,900        2.25     1.50 - 2.35   (0.18) - 14.27
                                              2003      835   1.199 - 1.205      1,005        2.02     1.55 - 2.35    10.28 - 11.78

  Pioneer Europe VCT Portfolio - Class II     2004       68   1.363 - 1.493         96        0.62     1.55 - 2.35     9.48 - 16.37
    Shares                                    2003       21   1.276 - 1.283         27          --     1.55 - 2.35     6.22 - 17.79

  Pioneer Fund VCT Portfolio - Class II       2004    2,543   1.093 - 1.324      3,301        1.05     1.50 - 2.35      2.41 - 9.15
    Shares                                    2003      774   1.206 - 1.213        936        0.77     1.55 - 2.35     6.41 - 12.19
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                           2004      629   1.088 - 1.208        748          --     1.50 - 2.35      1.87 - 6.21
                                              2003      414   1.148 - 1.154        476          --     1.55 - 2.35      3.24 - 7.15
  Pioneer High Yield VCT Portfolio -
    Class II Shares                           2004    4,427   1.126 - 1.223      5,373        5.12     1.50 - 2.35      0.80 - 6.07
                                              2003    2,446   1.146 - 1.153      2,814        3.32     1.55 - 2.35      6.89 - 8.47
  Pioneer International Value VCT
    Portfolio - Class II Shares               2004      425   1.173 - 1.504        625        0.40     1.50 - 2.15     0.17 - 19.77
                                              2003      227   1.285 - 1.290        292          --     1.55 - 2.15    10.56 - 19.67
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2004    1,502   1.146 - 1.587      2,318        0.26     1.50 - 2.35     0.70 - 19.86
                                              2003      457   1.317 - 1.324        603        0.02     1.55 - 2.35    13.34 - 20.47
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares               2004      255   1.088 - 1.096        279          --     1.50 - 2.35     4.82 - 14.76
  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                     2004       38   0.994 - 0.998         38          --     1.95 - 2.35    (3.02) - 2.67
  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares           2004      173   1.012 - 1.074        185          --     1.50 - 2.35   (0.83) - 11.18
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares               2004      353   1.311 - 1.681        565        3.84     1.50 - 2.35     0.92 - 33.31
                                              2003      139   1.254 - 1.261        175        3.93     1.55 - 2.35    12.87 - 16.44

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                         2004      527   1.293 - 1.599        821          --     1.50 - 2.35     3.93 - 18.01
                                              2003      171   1.348 - 1.355        231          --     1.55 - 2.35     6.70 - 12.87
  Pioneer Small Company VCT Portfolio -
    Class II Shares                           2004      149   1.418 - 1.433        213          --     1.55 - 2.15     5.47 - 11.52
                                              2003      137   1.280 - 1.285        175          --     1.55 - 2.15     2.56 - 14.67
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                         2004    2,127   1.100 - 1.179      2,482        5.69     1.50 - 2.35      1.38 - 8.26
                                              2003      338   1.084 - 1.089        367        2.88     1.55 - 2.35      4.71 - 7.64

  Pioneer Value VCT Portfolio - Class II      2004      953   1.088 - 1.307      1,210        0.05     1.50 - 2.35      2.84 - 9.65
    Shares                                    2003      424   1.185 - 1.192        505        0.04     1.55 - 2.35     6.54 - 11.19
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2004       92   1.465 - 1.482        135        1.33     1.45 - 2.15    11.92 - 14.53
                                              2003       67   1.289 - 1.294         87          --     1.45 - 2.05     2.78 - 23.42
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004      579   1.753 - 1.780      1,024        0.32     1.45 - 2.35    23.28 - 24.39
                                              2003      296   1.422 - 1.431        422          --     1.45 - 2.35    12.89 - 25.97
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                      2004      685   1.379 - 1.400        953        0.61     1.45 - 2.35      3.30 - 6.71
                                              2003      380   1.305 - 1.312        497        0.40     1.45 - 2.15     8.12 - 18.37

  Investors Fund - Class I                    2004      742   1.371 - 1.387      1,023        1.50     1.45 - 2.15      8.04 - 8.78
                                              2003      525   1.269 - 1.275        667        2.70     1.45 - 2.15     1.68 - 15.32

  Large Cap Growth Fund - Class I             2004    1,032   1.278 - 1.297      1,331        0.21     1.45 - 2.35   (3.80) - 12.60
                                              2003      400   1.304 - 1.309        522          --     1.45 - 2.05    12.18 - 17.55

  Small Cap Growth Fund - Class I             2004      831   1.599 - 1.624      1,341          --     1.45 - 2.35     9.22 - 13.49
                                              2003      351   1.424 - 1.431        501          --     1.45 - 2.15     9.17 - 36.29

  Total Return Fund - Class II                2004      375   1.129 - 1.191        444        1.78     1.50 - 2.35      4.44 - 6.82
                                              2003      142   1.109 - 1.115        158        0.57     1.55 - 2.35      5.20 - 8.09
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004    1,228   1.178 - 1.196      1,458        2.46     1.45 - 2.35      1.80 - 4.73
                                              2003      627   1.135 - 1.142        714       10.36     1.45 - 2.35     5.19 - 11.01

  Disciplined Mid Cap Stock Portfolio         2004      452   1.470 - 1.493        671        0.31     1.45 - 2.35    10.06 - 14.76
                                              2003      290   1.293 - 1.301        376        0.61     1.45 - 2.35    10.32 - 17.84

  Equity Income Portfolio                     2004    1,219   1.318 - 1.338      1,621        1.80     1.45 - 2.35      7.50 - 8.25
                                              2003      361   1.230 - 1.236        445        1.78     1.45 - 2.15     5.30 - 15.17

  Federated High Yield Portfolio              2004    1,041   1.189 - 1.207      1,249        8.74     1.45 - 2.35      6.73 - 8.74
                                              2003      526   1.104 - 1.110        583       12.32     1.45 - 2.15      6.34 - 9.08

  Federated Stock Portfolio                   2004      139   1.349 - 1.364        188        1.99     1.45 - 2.15      8.27 - 8.95
                                              2003       71   1.246 - 1.252         88        2.28     1.45 - 2.15     6.85 - 15.05

  Large Cap Portfolio                         2004      292   1.230 - 1.249        363        0.88     1.45 - 2.35      3.09 - 8.33
                                              2003      184   1.186 - 1.190        218        0.86     1.45 - 1.95     4.57 - 12.95

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Lazard International Stock Portfolio        2004      352   1.429 - 1.446        506        2.00     1.45 - 2.15    13.32 - 14.13
                                              2003      182   1.261 - 1.267        230        3.81     1.45 - 2.15     8.03 - 16.84

  Merrill Lynch Large Cap Core Portfolio      2004      461   1.308 - 1.328        607        0.92     1.45 - 2.35     6.19 - 14.09
                                              2003       80   1.157 - 1.159         93        0.91     1.85 - 2.15      8.01 - 9.46

  MFS Emerging Growth Portfolio               2004       96   1.315 - 1.331        127          --     1.45 - 2.15    10.32 - 11.10
                                              2003       55   1.192 - 1.198         66          --     1.45 - 2.15     2.22 - 10.82

  MFS Mid Cap Growth Portfolio                2004      370   1.426 - 1.443        530          --     1.45 - 2.15     1.84 - 12.47
                                              2003      217   1.277 - 1.283        277          --     1.45 - 2.15     3.48 - 15.63

  MFS Value Portfolio                         2004       45   1.107 - 1.109         50        2.55     1.85 - 2.15     2.88 - 11.37

  Pioneer Fund Portfolio                      2004       32   1.291 - 1.306         42        1.55     1.45 - 2.15     7.46 - 11.64

  Social Awareness Stock Portfolio            2004        6           1.044          6        1.11            1.85            13.60

  Travelers Quality Bond Portfolio            2004    1,721   1.019 - 1.034      1,771        4.98     1.45 - 2.35      0.89 - 1.77
                                              2003    1,118   1.010 - 1.016      1,133       10.16     1.45 - 2.35    (1.36) - 2.22

  U.S. Government Securities Portfolio        2004       12   1.044 - 1.048         13        5.22     1.45 - 1.95      0.38 - 4.17
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004      381   1.269 - 1.288        486        0.17     1.45 - 2.35      4.10 - 4.97
                                              2003      218   1.219 - 1.227        267          --     1.45 - 2.35     3.39 - 14.82

  MFS Total Return Portfolio                  2004    4,980   1.220 - 1.238      6,130        3.17     1.45 - 2.35      8.93 - 9.85
                                              2003    2,931   1.120 - 1.127      3,295        5.78     1.45 - 2.35      2.66 - 7.68

  Pioneer Strategic Income Portfolio          2004       23   1.081 - 1.083         25       10.23     1.95 - 2.15      5.04 - 7.88

  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004      404   0.985 - 0.996        401        1.48     1.45 - 2.35  (0.70) - (0.20)

  Strategic Equity Portfolio                  2004      182   1.316 - 1.336        242        1.37     1.45 - 2.35      7.84 - 9.85
                                              2003      190   1.224 - 1.230        233          --     1.45 - 2.15     7.89 - 15.99
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004    1,845   1.439 - 1.461      2,677        0.66     1.45 - 2.35    10.66 - 15.77
                                              2003      978   1.257 - 1.262      1,231          --     1.45 - 2.05     7.59 - 15.29

  Enterprise Portfolio - Class II Shares      2004      247   1.206 - 1.216        298        0.14     1.45 - 1.95      1.77 - 2.27
                                              2003      275   1.185 - 1.189        326          --     1.45 - 1.95     8.72 - 11.33
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service           2004    1,132   1.387 - 1.408      1,581        0.14     1.45 - 2.35    11.54 - 13.46
    Class 2                                   2003      434   1.233 - 1.241        536          --     1.45 - 2.35     3.79 - 17.81

                                                                                                         EXPENSE         TOTAL
                                             YEAR              UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED    UNITS      LOWEST TO       ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   ------   -------------    -------  -------------  -----------  ---------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004       62   1.170 - 1.178         73          --     1.75 - 2.15    (0.76) - 2.72
                                              2003       14   1.181 - 1.184         16          --     1.75 - 2.05      2.87 - 9.13

  Mid Cap Portfolio - Service Class 2         2004      985   1.709 - 1.735      1,697          --     1.45 - 2.35    18.76 - 22.88
                                              2003      248   1.406 - 1.412        349          --     1.45 - 2.05     4.13 - 34.35

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                            CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST           MANAGED ASSETS TRUST
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      213,353             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options        80,266        214,117         133,788            --          52,670             --
Accumulation units redeemed and
  transferred to other funding options ..      (11,324)          (764)           (475)           --            (151)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      282,295        213,353         133,313            --          52,519             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                               AIM V.I. CAPITAL               AIM V.I. MID CAP
                                                                                 APPRECIATION                    CORE EQUITY
                                             MONEY MARKET PORTFOLIO            FUND - SERIES II               FUND - SERIES II
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    2,094,896             --         240,336            --         146,759             --
Accumulation units purchased and
  transferred from other funding options     1,886,309      2,681,833         516,974       269,558         553,211        150,617
Accumulation units redeemed and
  transferred to other funding options ..   (2,635,627)      (586,937)       (106,898)      (29,222)        (45,655)        (3,858)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,345,578      2,094,896         650,412       240,336         654,315        146,759
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                               ALLIANCEBERNSTEIN
                                                PREMIER GROWTH                 GLOBAL GROWTH                   GROWTH FUND -
                                              PORTFOLIO - CLASS B           FUND - CLASS 2 SHARES             CLASS 2 SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       60,671             --         561,538            --       1,734,952             --
Accumulation units purchased and
  transferred from other funding options        48,216         60,788         930,179       561,582       3,173,362      1,754,356
Accumulation units redeemed and
  transferred to other funding options ..      (21,398)          (117)        (13,828)          (44)       (220,824)       (19,404)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       87,489         60,671       1,477,889       561,538       4,687,490      1,734,952
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                                DREYFUS VIF
                                              GROWTH-INCOME FUND -            DELAWARE VIP REIT          APPRECIATION PORTFOLIO -
                                                 CLASS 2 SHARES            SERIES - STANDARD CLASS             INITIAL SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    1,805,413             --         445,457            --         138,909             --
Accumulation units purchased and
  transferred from other funding options     3,667,762      1,815,283         741,371       455,834         293,811        178,456
Accumulation units redeemed and
  transferred to other funding options ..     (127,042)        (9,870)       (163,087)      (10,377)        (34,866)       (39,547)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    5,346,133      1,805,413       1,023,741       445,457         397,854        138,909
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                  DREYFUS VIF                  FRANKLIN RISING
                                              DEVELOPING LEADERS             DIVIDENDS SECURITIES           FRANKLIN SMALL CAP
                                            PORTFOLIO - INITIAL SHARES       FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES
                                            --------------------------     ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      253,960             --         596,340            --         396,598             --
Accumulation units purchased and
  transferred from other funding options       314,184        264,229       1,190,141       657,569         874,274        396,599
Accumulation units redeemed and
  transferred to other funding options ..      (64,764)       (10,269)       (135,042)      (61,229)       (108,305)            (1)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      503,380        253,960       1,651,439       596,340       1,162,567        396,598
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                  MUTUAL SHARES              TEMPLETON DEVELOPING            TEMPLETON FOREIGN
                                                SECURITIES FUND -              MARKETS SECURITIES            SECURITIES FUND -
                                                  CLASS 2 SHARES             FUND - CLASS 2 SHARES            CLASS 2 SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      745,518             --          94,966            --         163,366             --
Accumulation units purchased and
  transferred from other funding options       777,971        757,447         257,585        94,966         866,382        163,405
Accumulation units redeemed and
  transferred to other funding options ..      (82,880)       (11,929)        (15,536)           --         (28,560)           (39)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,440,609        745,518         337,015        94,966       1,001,188        163,366
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                             SALOMON BROTHERS
                                                TEMPLETON GROWTH                 EQUITY INDEX               VARIABLE AGGRESSIVE
                                                SECURITIES FUND -                 PORTFOLIO -                   GROWTH FUND -
                                                 CLASS 2 SHARES                CLASS II SHARES                CLASS I SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      441,442             --         722,050            --         161,062             --
Accumulation units purchased and
  transferred from other funding options       848,917        443,421         562,114       722,062         293,400        161,065
Accumulation units redeemed and
  transferred to other funding options ..      (37,959)        (1,979)        (54,156)          (12)         (2,956)            (3)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,252,400        441,442       1,230,008       722,050         451,506        161,062
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                 SALOMON BROTHERS             SALOMON BROTHERS
                                               VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                   GROWTH FUND -                INCOME FUND -               BALANCED PORTFOLIO -
                                                 CLASS II SHARES               CLASS I SHARES                  SERVICE SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      191,639             --         218,428            --         232,969             --
Accumulation units purchased and
  transferred from other funding options     1,050,255        218,951         138,167       218,429          72,444        262,665
Accumulation units redeemed and
  transferred to other funding options ..      (42,446)       (27,312)        (10,856)           (1)        (15,070)       (29,696)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,199,448        191,639         345,739       218,428         290,343        232,969
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   GLOBAL LIFE
                                              SCIENCES PORTFOLIO -            GLOBAL TECHNOLOGY             WORLDWIDE GROWTH
                                                 SERVICE SHARES           PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                            -------------------------     --------------------------    --------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       60,342             --          31,281            --          46,329             --
Accumulation units purchased and
  transferred from other funding options        22,868         60,344          22,536        31,281          13,897         46,441
Accumulation units redeemed and
  transferred to other funding options ..       (2,007)            (2)         (5,798)           --         (12,396)          (112)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       81,203         60,342          48,019        31,281          47,830         46,329
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                LAZARD RETIREMENT             GROWTH AND INCOME
                                               SMALL CAP PORTFOLIO                PORTFOLIO               MID-CAP VALUE PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      140,407             --         359,524            --         217,737             --
Accumulation units purchased and
  transferred from other funding options       197,767        142,399         607,099       361,608         846,884        217,916
Accumulation units redeemed and
  transferred to other funding options ..      (42,538)        (1,992)        (80,155)       (2,084)        (47,297)          (179)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      295,636        140,407         886,468       359,524       1,017,324        217,737
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                               OPPENHEIMER
                                                 MERRILL LYNCH                  MERRILL LYNCH              CAPITAL APPRECIATION
                                              GLOBAL ALLOCATION V.I.          VALUE OPPORTUNITIES                 FUND/VA -
                                                 FUND - CLASS III            V.I. FUND - CLASS III             SERVICE SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....        3,096             --           5,414            --         586,835             --
Accumulation units purchased and
  transferred from other funding options       920,032          3,096         547,692         5,414         192,179        587,170
Accumulation units redeemed and
  transferred to other funding options ..     (105,884)            --         (41,856)           --          (9,547)          (335)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      817,244          3,096         511,250         5,414         769,467        586,835
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                  OPPENHEIMER
                                               GLOBAL SECURITIES                 OPPENHEIMER                    REAL RETURN
                                                   FUND/VA -                MAIN STREET FUND/VA -               PORTFOLIO -
                                                SERVICE SHARES                 SERVICE SHARES               ADMINISTRATIVE CLASS
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      158,543             --              --            --         682,992             --
Accumulation units purchased and
  transferred from other funding options       185,356        158,543          23,341            --       1,258,702        695,401
Accumulation units redeemed and
  transferred to other funding options ..      (17,660)            --              --            --        (260,802)       (12,409)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      326,239        158,543          23,341            --       1,680,892        682,992
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   TOTAL RETURN               PIONEER AMERICA                PIONEER BALANCED
                                                    PORTFOLIO -             INCOME VCT PORTFOLIO -            VCT PORTFOLIO -
                                               ADMINISTRATIVE CLASS           CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    2,866,790             --         221,681            --         355,261             --
Accumulation units purchased and
  transferred from other funding options     2,162,680      2,903,068       1,012,042       222,740         514,395        359,276
Accumulation units redeemed and
  transferred to other funding options ..     (852,863)       (36,278)       (235,301)       (1,059)       (149,429)        (4,015)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    4,176,607      2,866,790         998,422       221,681         720,227        355,261
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                PIONEER EMERGING            PIONEER EQUITY INCOME              PIONEER EUROPE
                                             MARKETS VCT PORTFOLIO -           VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       98,728             --         834,923            --          20,906             --
Accumulation units purchased and
  transferred from other funding options       307,104        110,787         740,355       876,162          46,626         20,906
Accumulation units redeemed and
  transferred to other funding options ..      (63,108)       (12,059)       (163,465)      (41,239)             (3)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      342,724         98,728       1,411,813       834,923          67,529         20,906
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                PIONEER FUND VCT            PIONEER GROWTH SHARES            PIONEER HIGH YIELD
                                                  PORTFOLIO -                  VCT PORTFOLIO -                VCT PORTFOLIO -
                                                CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      773,582             --         413,750            --       2,446,119             --
Accumulation units purchased and
  transferred from other funding options     1,901,572        775,768         313,314       502,610       2,699,337      2,514,091
Accumulation units redeemed and
  transferred to other funding options ..     (131,953)        (2,186)        (98,165)      (88,860)       (718,914)       (67,972)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    2,543,201        773,582         628,899       413,750       4,426,542      2,446,119
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                             PIONEER OAK RIDGE
                                              PIONEER INTERNATIONAL            PIONEER MID CAP                LARGE CAP GROWTH
                                              VALUE VCT PORTFOLIO -          VALUE VCT PORTFOLIO -             VCT PORTFOLIO -
                                                CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      226,974             --         456,826            --              --             --
Accumulation units purchased and
  transferred from other funding options       236,759        226,974       1,102,585       458,100         255,820             --
Accumulation units redeemed and
  transferred to other funding options ..      (38,495)            --         (57,022)       (1,274)           (425)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      425,238        226,974       1,502,389       456,826         255,395             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                 PIONEER PAPP                   PIONEER PAPP
                                             AMERICA-PACIFIC RIM              SMALL & MID CAP              PIONEER REAL ESTATE
                                                  FUND VCT -              GROWTH VCT PORTFOLIO -          SHARES VCT PORTFOLIO -
                                               CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....           --             --              --            --         139,482             --
Accumulation units purchased and
  transferred from other funding options        38,086             --         173,610            --         227,032        141,380
Accumulation units redeemed and
  transferred to other funding options ..           (2)            --            (273)           --         (13,040)        (1,898)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       38,084             --         173,337            --         353,474        139,482
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                               PIONEER SMALL CAP            PIONEER SMALL COMPANY            PIONEER STRATEGIC
                                              VALUE VCT PORTFOLIO -             VCT PORTFOLIO -            INCOME VCT PORTFOLIO -
                                                CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      170,627             --         136,823            --         337,671             --
Accumulation units purchased and
  transferred from other funding options       414,683        234,389          31,738       161,392       1,974,017        445,893
Accumulation units redeemed and
  transferred to other funding options ..      (58,554)       (63,762)        (19,183)      (24,569)       (184,294)      (108,222)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      526,756        170,627         149,378       136,823       2,127,394        337,671
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                  PIONEER VALUE                    PUTNAM VT                     PUTNAM VT
                                                 VCT PORTFOLIO -             INTERNATIONAL EQUITY             SMALL CAP VALUE
                                                 CLASS II SHARES            FUND - CLASS IB SHARES        FUND - CLASS IB SHARES
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      424,443             --          67,360            --         295,873             --
Accumulation units purchased and
  transferred from other funding options       558,502        424,443          33,357        67,389         339,813        298,062
Accumulation units redeemed and
  transferred to other funding options ..      (30,095)            --          (8,933)          (29)        (56,916)        (2,189)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      952,850        424,443          91,784        67,360         578,770        295,873
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                                LARGE CAP
                                             ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I        GROWTH FUND - CLASS I
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      380,188             --         524,964            --         399,752             --
Accumulation units purchased and
  transferred from other funding options       377,991        380,370         407,465       548,185         706,787        405,448
Accumulation units redeemed and
  transferred to other funding options ..      (73,000)          (182)       (190,369)      (23,221)        (74,630)        (5,696)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      685,179        380,188         742,060       524,964       1,031,909        399,752
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                SMALL CAP GROWTH                                           CONVERTIBLE SECURITIES
                                                 FUND - CLASS I          TOTAL RETURN FUND - CLASS II           PORTFOLIO
                                            -------------------------    ----------------------------    -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      351,036             --         141,943            --         627,105             --
Accumulation units purchased and
  transferred from other funding options       537,065        352,027         302,883       145,346         839,632        629,883
Accumulation units redeemed and
  transferred to other funding options ..      (56,745)          (991)        (70,006)       (3,403)       (239,112)        (2,778)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      831,356        351,036         374,820       141,943       1,227,625        627,105
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                               DISCIPLINED MID CAP                                          FEDERATED HIGH YIELD
                                                STOCK PORTFOLIO            EQUITY INCOME PORTFOLIO               PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      290,083             --         361,176            --         526,338             --
Accumulation units purchased and
  transferred from other funding options       178,644        294,569         905,480       366,823         676,929        537,154
Accumulation units redeemed and
  transferred to other funding options ..      (16,445)        (4,486)        (48,092)       (5,647)       (161,811)       (10,816)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      452,282        290,083       1,218,564       361,176       1,041,456        526,338
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                            LAZARD INTERNATIONAL
                                            FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO              STOCK PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       70,775             --         183,980            --         181,764             --
Accumulation units purchased and
  transferred from other funding options        68,455         71,262         131,673       183,985         177,701        182,104
Accumulation units redeemed and
  transferred to other funding options ..         (588)          (487)        (23,231)           (5)         (7,457)          (340)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      138,642         70,775         292,422       183,980         352,008        181,764
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                             MERRILL LYNCH LARGE CAP             MFS EMERGING                   MFS MID CAP
                                                 CORE PORTFOLIO                GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....       80,220             --          55,479            --         216,590             --
Accumulation units purchased and
  transferred from other funding options       426,620         80,220          58,842        55,648         194,760        216,966
Accumulation units redeemed and
  transferred to other funding options ..      (45,560)            --         (17,931)         (169)        (41,714)          (376)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      461,280         80,220          96,390        55,479         369,636        216,590
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                             SOCIAL AWARENESS
                                               MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO            STOCK PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....           --             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options        45,285             --          32,934            --           6,198             --
Accumulation units redeemed and
  transferred to other funding options ..          (12)            --            (608)           --              --             --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........       45,273             --          32,326            --           6,198             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                TRAVELERS QUALITY              U.S. GOVERNMENT                  AIM CAPITAL
                                                 BOND PORTFOLIO              SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    1,117,903             --              --            --         218,179             --
Accumulation units purchased and
  transferred from other funding options     1,016,612      1,289,685          12,317            --         182,064        218,390
Accumulation units redeemed and
  transferred to other funding options ..     (413,384)      (171,782)             --            --         (19,191)          (211)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,721,131      1,117,903          12,317            --         381,052        218,179
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                                                            SB ADJUSTABLE RATE
                                                                              PIONEER STRATEGIC             INCOME PORTFOLIO -
                                           MFS TOTAL RETURN PORTFOLIO         INCOME PORTFOLIO                CLASS I SHARES
                                           --------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....    2,930,928             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options     2,504,764      2,982,186          23,425            --         424,419             --
Accumulation units redeemed and
  transferred to other funding options ..     (455,722)       (51,258)           (141)           --         (20,101)            --
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    4,979,970      2,930,928          23,284            --         404,318             --
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                                             COMSTOCK PORTFOLIO -          ENTERPRISE PORTFOLIO -
                                           STRATEGIC EQUITY PORTFOLIO          CLASS II SHARES                CLASS II SHARES
                                           --------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      189,884             --         978,464            --         275,308             --
Accumulation units purchased and
  transferred from other funding options        16,929        189,997         939,350       984,690          13,807        276,739
Accumulation units redeemed and
  transferred to other funding options ..      (24,644)          (113)        (73,029)       (6,226)        (42,196)        (1,431)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........      182,169        189,884       1,844,785       978,464         246,919        275,308
                                            ==========     ==========      ==========    ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                              DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                SERVICE CLASS 2                SERVICE CLASS 2                SERVICE CLASS 2
                                            -------------------------      ------------------------      -------------------------
                                               2004           2003            2004          2003            2004           2003
                                               ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ....      433,928             --          13,778            --         247,951             --
Accumulation units purchased and
  transferred from other funding options       745,007        436,452          48,756        13,995         820,798        256,623
Accumulation units redeemed and
  transferred to other funding options ..      (47,138)        (2,524)           (597)         (217)        (84,074)        (8,672)
                                            ----------     ----------      ----------    ----------      ----------     ----------
Accumulation units end of year ..........    1,131,797        433,928          61,937        13,778         984,675        247,951
                                            ==========     ==========      ==========    ==========      ==========     ==========

                                                    COMBINED
                                            -------------------------
                                               2004           2003
                                               ----           ----
Accumulation units beginning of year ....   35,038,657             --
Accumulation units purchased and
  transferred from other funding options    52,069,125     36,655,022
Accumulation units redeemed and
  transferred to other funding options ..   (9,733,606)    (1,616,365)
                                            ----------     ----------
Accumulation units end of year ..........   77,374,176     35,038,657
                                            ==========     ==========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of TLAC Separate Account Fourteen for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TLAC Separate Account Fourteen for Variable Annuities as of December 31, 2004 and the related statement of operations and for the year then ended and the statement of changes in net assets and financial highlights for the period May 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TLAC Separate Account Fourteen for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period May 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TLAC Separate Account Fourteen for Variable Annuities or shares of Separate Account Fourteen's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TLAC Separate Account Fourteen for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP14 (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005 (the "Acquisition Date"), TLAC and other affiliated entities, including the Company's parent, The Travelers Insurance Company, and substantially all of Citigroup's international insurance businesses, acquired by MetLife from CIHC for $12.0 billion.

      Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

      In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $98 million decrease in the Company's equity. Reflected in this charge is an allocation of $224 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company

      In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                       STATEMENT OF ADDITIONAL INFORMATION

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                          PIONEER ANNUISTAR(SM) ANNUITY
                             PORTFOLIO ARCHITECT II
                           PIONEER ANNUISTAR(SM) VALUE


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-23048S-TLAC                                                      December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The financial statements and schedules of The Travelers Life and Annuity
        Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information.
      The financial statements of The Travelers Life and Annuity Company include:
      Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
      Statements of Changes in Shareholder's Equity for the years ended
        December 31, 2004, 2003 and 2002
      Statements of Cash Flows for the years ended December 31, 2004, 2003 and
        2002
      Notes to Financial Statements
      Financial Statement Schedules

(b)   EXHIBITS

      EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

        3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective AmendmentNo. 4 to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

        3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65946 filed April 15, 2003.)

        4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101815 filed April 17, 2003.)

        4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        4(c). Form of Guaranteed Minimum Withdrawal Rider for Life. (Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65922, filed December 23, 2005).

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

        6.(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

        6.(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incoporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131,
                  filed via Edgar on March 17, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-82009).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 12, 2002.)

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11.       N/A

        12.       N/A

        14. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH INSURANCE COMPANY
----------------                              ----------------------
C. Robert Henrikson (a)                       Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                     Director
Lisa M. Weber (a)                             Director
Steven A. Kandarian (b)                       Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                         Executive Vice President and General Counsel
Gwenn L. Carr (a)                             Senior Vice President and Secretary
Michael K. Farrell (b)                        Senior Vice President
Hugh C. McHaffie (d)                          Senior Vice President
Joseph J. Prochaska, Jr. (a)                  Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                          Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                     Senior Vice President and Treasurer
Roberto Baron (a)                             Vice President and Senior Actuary
Steven J. Brash (a)                           Vice President
William D. Cammarata (f)                      Vice President
Elizabeth M. Forget (g)                       Vice President
S. Peter Headley (h)                          Vice President and Assistant Secretary
Daniel D. Jordan (d)                          Vice President and Assistant Secretary
Bennett Kleinberg (c)                         Vice President and Actuary
Paul L. LeClair (d)                           Vice President and Actuary
Gene L. Lunman (c)                            Vice President
Joseph J. Massimo (f)                         Vice President
Daniel A. O'Neill (b)                         Vice President
Mark S. Reilly (c)                            Vice President
Mark J. Remington (c)                         Vice President
Jonathan L. Rosenthal (b)                     Chief Hedging Officer
Kevin M. Thornwarth (b)                       Vice President
Mark. H. Wilsmann (b)                         Vice President
Louis P. DiGiacomo (a)                        Assistant Vice President
Christopher A. Kremer (d)                     Assistant Vice President and Actuary
Sharon A. Owens (c)                           Assistant Vice President
Ellen N. Derrig (b)                           Assistant Secretary
William P. Gardella (b)                       Assistant Secretary
Nancy J. Hammer (i)                           Assistant Secretary
Donald J. Healy, Jr. (j)                      Assistant Secretary
Mark T. Pallis (k)                            Assistant Secretary
Edward M. Pollock (k)                         Assistant Secretary
Gregory M. Harrison (a)                       Assistant Treasurer
James W. Koeger (l)                           Assistant Treasurer
Patricia M. Wersching (l)                     Assistant Treasurer
Joseph A. Zdeb (a)                            Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   10 Park Avenue, Morristown, NJ 07962
      (c)   185 Asylum Street, Hartford, CT 06103
      (d)   501 Boylston Street, Boston, MA 02116
      (e)   501 Route 22, Bridgewater, NJ 08807
      (f)   18210 Crane Nest Drive, Tampa, FL 33647
      (g)   260 Madison Avenue, New York, NY 10016
      (h)   6750 Poplar Avenue, Germantown, TN 38138
      (i)   2400 Lakeview Parkway, Alpharetta, GA 30004
      (j)   2021 Spring Road, Oak Brook, IL 60523
      (k)   400 South El Camino Real, San Mateo, CA 94402
      (l)   13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 1,458 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Cityplace
     Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.

(b)  NAME AND PRINCIPAL            POSITIONS AND OFFICES
     BUSINESS ADDRESS              WITH UNDERWRITER
     ----------------              ----------------

     Leslie Sutherland (a)         President
     Steven J. Brash (a)           Vice President
     Debora L. Buffington (b)      Vice President, Director of Compliance
     Charles M. Deuth (a)          Vice President, National Accounts
     Anthony J. Dufault (b)        Vice President
     James R. Fitzpatrick (b)      Vice President

     Elizabeth M. Forget (c)       Vice President and Chief Marketing Officer
     Helayne F. Klier (c)          Vice President
     Paul M. Kos (b)               Vice President
     Paul A. LaPiana (b)           Vice President, Life Insurance Distribution
                                   Division
     Richard C. Pearson (b)        Vice President and Secretary
     John E. Petersen (e)          Vice President
     Robert H. Petersen (e)        Vice President and Chief Financial Officer
     Deron J. Richens (b)          Vice President
     Paul A. Smith (a)             Vice President
     Cathy Sturdivant (b)          Vice President
     Paulina Vakouros (c)          Vice President
     Edward C. Wilson (b)          Vice President and Chief Distribution Officer
     James R. Allen (b)            Assistant Vice President
     Robert H. Bruce (b)           Assistant Vice President
     Jeffrey A. Tupper (b)         Assistant Vice President
     Anthony J. Williamson  (a)    Treasurer
     Jonnie L. Crawford (b)        Assistant Secretary
     Gregory M. Harrison           Assistant Treasurer
     James W. Koeger (d)           Assistant Treasurer
     Michael K. Farrell (f)        Manager
     Craig W. Markham (d)          Manager
     William J. Toppeta (a)        Manager

     (a) MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
     (b)   5 Park Plaza, Suite 1900, Irvine, CA 92614
     (c)   260 Madison Avenue, New York, NY 10016
     (d)   13045 Tesson Ferry Road, St. Louis, MO 63128
     (e)   485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
     (f)   10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of December, 2005.

              TLAC SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of December, 2005.


*C. ROBERT HENRIKSON                         Director, Chairman, President and
--------------------------------------       Chief Executive Officer
(C. Robert Henrikson)


*STANLEY J. TALBI                            Senior Vice President and Chief
--------------------------------------       Financial Officer
(Stanley J. Talbi)


*JOSEPH J. PROCHASKA, JR.                    Senior Vice President and Chief
--------------------------------------       Accounting Officer
(Joseph J. Prochaska, Jr.)


*LELAND C. LAUNER, JR.                       Director
--------------------------------------
(Leland C. Launer, Jr.)


*LISA M. WEBER                               Director
--------------------------------------
(Lisa M. Weber)


*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.